--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               RYDEX SERIES TRUST
                  [LOGO]                          SECTOR FUNDS
                                                 ANNUAL REPORT
                                                 March 31, 1999
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                         (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SECTOR FUND SHAREHOLDER,

    The Rydex Sector Funds' first year in operation was characterized by a robust, low inflationary economic environment, as well as the highest stock market volatility in over a decade. After a strong first half, the stock market endured a severe correction in the third quarter and recovered in the fourth quarter to allow stocks to post solid gains for the year. Large-capitalization stocks sharply outperformed small-capitalization stocks for the reporting period, and growth stocks surpassed value stocks. Technology and retailing sectors were leaders, while the commodity and cyclical industries were laggards. Merger and acquisition activity increased as companies attempted to enter new lines of business, expand geographically, or cut operating costs.

FISCAL YEAR IN REVIEW

    Stocks staged a powerful rally during the first half of 1998, propelled by a favorable economic environment of low interest rates and healthy consumer spending. In June, as the broad market touched new highs, Federal Reserve Chairman Allen Greenspan described our nation's current economy as the most impressive he has ever witnessed.

    By late summer, U.S. stocks came under severe selling pressure as investor's grew bearish amid the global economic crisis that began in Asia, moved to Russia, and threatened several emerging markets in Latin America. The pullback culminated on August 31, when the Dow Jones Industrial Average tumbled 512 points to post its second worst point loss in history. The S&P 500-TM- Index and the NASDAQ 100 Index-TM- also fell sharply. The next day, Greenspan encouraged investors by announcing that the Fed had to take action to contain the effects of global economic turmoil on U.S. growth. As a result, the Fed cut the federal funds rate by one quarter of a percentage point in late September, marking the end of the worst quarter for U.S. stocks in eight years.

    After the summer's global economic turmoil wiped out most of 1998's stock market gains, the Fed followed its September rate cut with two more in the fall. This helped restore investor confidence in the U.S. equity markets and sent stocks soaring back to post one of the best quarters of the decade. Fourth quarter GDP grew faster than expected, as consumer spending boosted the rate 5.6%--up an astonishing 4.8% for 1998. This was the strongest GDP growth experienced in over a decade.

IN SUMMARY

    Overall, large-cap stocks sharply outperformed small-cap stocks. Technology, retail and drug stocks led the way, while commodity and industrial cyclical sectors were laggards. Despite volatility, the U.S. equity markets have responded to an impressive economy that continues to expand with benign inflation. Our current economic expansion, which began in April 1991, is the longest peacetime expansion in our nation's economic history.

Sincerely,

       [/S/ ALBERT P. VIRAGH, JR.]
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES TRUST

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In this section you will find information regarding the performance of each Rydex Sector Fund in relation to the S&P 500 Index for the period ended March 31, 1999. In addition, each Fund's investment strategy will be briefly described to provide an understanding of the factors that affected the Funds' performance during the period. If you have any questions or comments, call us at (800) 820-0888 or (301) 468-8520.

Our goal is to create a liquid portfolio of stocks that adequately represent a particular market sector while providing NAV pricing predictability. As with other Rydex portfolios, we employ a quantitative approach that considers a number of factors. The investment process screens stocks based primarily on market capitalization, liquidity and correlation relative to the entire industry sector. We intend to be fully invested at all times and, through our continuous monitoring of the portfolios, we will add or delete stocks as needed. The following Sector Funds are covered in this report:

RYDEX SECTOR FUNDS

Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Leisure Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund

BANKING FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE BANKING SECTOR, INCLUDING COMMERCIAL BANKS (AND THEIR HOLDING COMPANIES) AND SAVINGS AND LOAN INSTITUTIONS.
INCEPTION: APRIL 1,1998

Consolidation in the banking sector during the reporting period included NationsBank Corp. with BankAmerica Corp., Wells Fargo & Co. with Norwest Corp., and First Chicago NBD Corp. with Banc One Corp. The sector was down for the year as the companies absorbed merger related costs and investors waited to see if the mergers made economic sense. The banking sector stocks came under selling pressure in the second and third quarters of 1998 due to the Russian debt default and the collapse of the Long Term Capital Management hedge fund. The Banking Fund returned -12.30% for the period ended March 31,1999.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BANKING      BANK ADV     S&P 500
Apr-98          10,000        10,000      10,000
Apr-98          10,130        10,130      10,107
Apr-98          10,190        10,190      10,131
Apr-98          10,510        10,510      10,119
Apr-98          10,350        10,350      10,013
Apr-98          10,200        10,200       9,941
Apr-98          10,360        10,360      10,023
Apr-98          10,650        10,650      10,014
Apr-98          10,670        10,670      10,069
Apr-98          10,640        10,640      10,101
Apr-98          10,440        10,440      10,000
Apr-98          10,560        10,560      10,131
Apr-98          10,470        10,470      10,140
Apr-98          10,390        10,390      10,164
Apr-98          10,570        10,570      10,197
Apr-98          10,390        10,390      10,103
Apr-98          10,280        10,280       9,998
Apr-98           9,950         9,950       9,805
Apr-98           9,990         9,990       9,792
Apr-98          10,040        10,040       9,878
Apr-98          10,220        10,220      10,033
May-98          10,410        10,410      10,116
May-98          10,280        10,280      10,126
May-98          10,160        10,160      10,068
May-98          10,000        10,000       9,971
May-98           9,890         9,890       9,883
May-98           9,940         9,940      10,000
May-98           9,940         9,940       9,986
May-98          10,100        10,100      10,069
May-98          10,050        10,050      10,097
May-98          10,020        10,020      10,083
May-98          10,040        10,040      10,005
May-98          10,020        10,020       9,979
May-98          10,090        10,090      10,012
May-98          10,240        10,240      10,098
May-98          10,230        10,230      10,059
May-98          10,200        10,200      10,021
May-98          10,020        10,020       9,872
May-98           9,860         9,860       9,856
May-98           9,920         9,920       9,905
May-98           9,860         9,860       9,844
Jun-98           9,890         9,890       9,845
Jun-98           9,940         9,940       9,864
Jun-98           9,790         9,790       9,771
Jun-98           9,860         9,860       9,880
Jun-98          10,000        10,000      10,052
Jun-98          10,070        10,070      10,068
Jun-98          10,010        10,010      10,093
Jun-98          10,040        10,040      10,037
Jun-98           9,920         9,920       9,878
Jun-98           9,870         9,870       9,916
Jun-98           9,710         9,710       9,719
Jun-98           9,690         9,690       9,814
Jun-98           9,900         9,900       9,991
Jun-98           9,870         9,870       9,984
Jun-98           9,820         9,820       9,932
Jun-98           9,730         9,730       9,956
Jun-98           9,770         9,770      10,102
Jun-98          10,050        10,050      10,223
Jun-98          10,050        10,050      10,191
Jun-98          10,070        10,070      10,226
Jun-98          10,120        10,120      10,274
Jun-98          10,030        10,030      10,232
Jul-98          10,270        10,250      10,365
Jul-98          10,330        10,310      10,345
Jul-98          10,430        10,410      10,444
Jul-98          10,450        10,420      10,420
Jul-98          10,680        10,660      10,525
Jul-98          10,600        10,570      10,455
Jul-98          10,710        10,680      10,507
Jul-98          10,700        10,670      10,515
Jul-98          10,880        10,850      10,627
Jul-98          10,740        10,710      10,602
Jul-98          10,780        10,750      10,685
Jul-98          10,810        10,780      10,709
Jul-98          10,760        10,730      10,685
Jul-98          10,380        10,350      10,514
Jul-98          10,400        10,380      10,505
Jul-98          10,290        10,270      10,285
Jul-98          10,200        10,180      10,295
Jul-98          10,220        10,200      10,353
Jul-98          10,020        10,000      10,199
Jul-98          10,000         9,990      10,154
Jul-98          10,140        10,130      10,313
Jul-98          10,070        10,060      10,113
Aug-98           9,780         9,770      10,039
Aug-98           9,240         9,240       9,675
Aug-98           9,410         9,410       9,759
Aug-98           9,440         9,440       9,833
Aug-98           9,310         9,310       9,831
Aug-98           9,180         9,170       9,774
Aug-98           8,870         8,860       9,647
Aug-98           9,070         9,060       9,784
Aug-98           8,920         8,910       9,700
Aug-98           8,810         8,800       9,590
Aug-98           9,010         9,000       9,779
Aug-98           9,220         9,210       9,937
Aug-98           9,060         9,040       9,909
Aug-98           8,860         8,850       9,851
Aug-98           8,650         8,640       9,757
Aug-98           8,670         8,660       9,819
Aug-98           8,640         8,640       9,862
Aug-98           8,540         8,540       9,784
Aug-98           8,060         8,060       9,408
Aug-98           7,860         7,860       9,270
Aug-98           7,420         7,410       8,641
Sep-98           7,660         7,650       8,972
Sep-98           7,780         7,770       8,938
Sep-98           7,540         7,530       8,864
Sep-98           7,270         7,260       8,788
Sep-98           7,770         7,760       9,236
Sep-98           7,570         7,560       9,080
Sep-98           7,230         7,220       8,845
Sep-98           7,660         7,650       9,106
Sep-98           7,860         7,850       9,292
Sep-98           8,020         8,010       9,364
Sep-98           8,190         8,180       9,434
Sep-98           7,890         7,880       9,194
Sep-98           7,820         7,810       9,205
Sep-98           7,810         7,800       9,240
Sep-98           7,870         7,860       9,293
Sep-98           8,310         8,300       9,620
Sep-98           7,910         7,900       9,410
Sep-98           7,920         7,910       9,428
Sep-98           7,930         7,920       9,463
Sep-98           7,840         7,830       9,466
Sep-98           7,560         7,550       9,178
Oct-98           7,320         7,310       8,901
Oct-98           7,590         7,580       9,048
Oct-98           7,290         7,280       8,921
Oct-98           7,130         7,120       8,885
Oct-98           6,910         6,900       8,759
Oct-98           6,840         6,840       8,658
Oct-98           7,320         7,310       8,883
Oct-98           7,340         7,330       9,003
Oct-98           7,390         7,380       8,977
Oct-98           7,400         7,400       9,074
Oct-98           7,830         7,820       9,453
Oct-98           8,030         8,010       9,533
Oct-98           8,130         8,120       9,587
Oct-98           8,350         8,340       9,601
Oct-98           8,200         8,190       9,655
Oct-98           8,270         8,260       9,732
Oct-98           8,100         8,090       9,662
Oct-98           8,110         8,100       9,677
Oct-98           7,920         7,910       9,614
Oct-98           8,010         8,010       9,638
Oct-98           8,170         8,170       9,799
Oct-98           8,270         8,270       9,914
Nov-98           8,350         8,340      10,031
Nov-98           8,390         8,390      10,024
Nov-98           8,630         8,620      10,095
Nov-98           8,890         8,880      10,230
Nov-98           8,850         8,840      10,297
Nov-98           8,610         8,600      10,199
Nov-98           8,490         8,490      10,181
Nov-98           8,370         8,360      10,116
Nov-98           8,320         8,310      10,086
Nov-98           8,490         8,480      10,159
Nov-98           8,590         8,580      10,250
Nov-98           8,740         8,730      10,281
Nov-98           8,660         8,650      10,328
Nov-98           8,720         8,710      10,401
Nov-98           8,810         8,800      10,500
Nov-98           9,000         8,990      10,722
Nov-98           8,910         8,900      10,675
Nov-98           8,950         8,940      10,710
Nov-98           8,910         8,890      10,759
Nov-98           8,650         8,640      10,501
Dec-98           8,670         8,660      10,606
Dec-98           8,780         8,770      10,569
Dec-98           8,570         8,560      10,379
Dec-98           8,870         8,860      10,619
Dec-98           8,840         8,830      10,718
Dec-98           8,670         8,660      10,661
Dec-98           8,640         8,620      10,680
Dec-98           8,520         8,510      10,513
Dec-98           8,410         8,400      10,526
Dec-98           8,260         8,250      10,298
Dec-98           8,400         8,380      10,493
Dec-98           8,380         8,360      10,485
Dec-98           8,780         8,760      10,648
Dec-98           8,780         8,760      10,721
Dec-98           8,890         8,870      10,854
Dec-98           8,790         8,770      10,861
Dec-98           8,920         8,900      11,086
Dec-98           8,890         8,870      11,066
Dec-98           8,860         8,840      11,059
Dec-98           8,970         8,950      11,206
Dec-98           9,020         9,000      11,117
Dec-98           8,910         8,890      11,093
Jan-99           8,930         8,910      11,082
Jan-99           9,020         8,990      11,233
Jan-99           9,220         9,200      11,482
Jan-99           9,340         9,320      11,458
Jan-99           9,410         9,390      11,506
Jan-99           9,300         9,280      11,405
Jan-99           9,050         9,020      11,185
Jan-99           8,970         8,940      11,139
Jan-99           8,650         8,630      10,939
Jan-99           8,950         8,930      11,219
Jan-99           8,850         8,830      11,288
Jan-99           8,890         8,870      11,340
Jan-99           8,770         8,750      11,146
Jan-99           8,620         8,600      11,056
Jan-99           8,710         8,690      11,135
Jan-99           8,680         8,650      11,301
Jan-99           8,390         8,370      11,218
Jan-99           8,590         8,570      11,419
Jan-99           8,760         8,740      11,548
Feb-99           8,590         8,580      11,488
Feb-99           8,490         8,470      11,388
Feb-99           8,550         8,540      11,479
Feb-99           8,320         8,310      11,266
Feb-99           8,320         8,310      11,184
Feb-99           8,240         8,220      11,224
Feb-99           8,150         8,130      10,975
Feb-99           8,240         8,230      11,041
Feb-99           8,510         8,500      11,317
Feb-99           8,400         8,380      11,101
Feb-99           8,560         8,540      11,207
Feb-99           8,570         8,550      11,046
Feb-99           8,690         8,670      11,165
Feb-99           8,640         8,620      11,183
Feb-99           8,900         8,880      11,480
Feb-99           8,880         8,850      11,471
Feb-99           8,610         8,590      11,311
Feb-99           8,660         8,640      11,235
Feb-99           8,720         8,710      11,175
Mar-99           8,820         8,800      11,155
Mar-99           8,800         8,780      11,059
Mar-99           8,780         8,760      11,079
Mar-99           8,900         8,880      11,250
Mar-99           9,080         9,060      11,510
Mar-99           9,040         9,020      11,575
Mar-99           9,100         9,080      11,549
Mar-99           9,250         9,230      11,613
Mar-99           9,300         9,280      11,710
Mar-99           9,260         9,240      11,682
Mar-99           9,330         9,310      11,797
Mar-99           9,150         9,130      11,789
Mar-99           9,040         9,020      11,712
Mar-99           9,300         9,280      11,881
Mar-99           9,120         9,100      11,725
Mar-99           9,100         9,080      11,704
Mar-99           8,860         8,840      11,390
Mar-99           8,820         8,800      11,448
Mar-99           8,920         8,900      11,641
Mar-99           8,800         8,780      11,576
Mar-99           8,980         8,960      11,823
Mar-99           8,820         8,800      11,738
Mar-99           8,770         8,740      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (4-1-98)
-------------------------------------------------------------------------------------------------------------------
Banking Fund                                                                      -12.30%               -12.60%
S&P 500-TM- Composite Stock Price Index                                            16.08%                16.08%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

BASIC MATERIALS FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN THE MINING, MANUFACTURE, OR SALE OF BASIC MATERIALS, SUCH AS LUMBER, STEEL, IRON, ALUMINUM, CONCRETE, CHEMICALS AND OTHER BASIC BUILDING AND MANUFACTURING MATERIALS.
INCEPTION: APRIL 1, 1998

In the Basic Materials sector, the Fund's two largest holdings, chemical companies Du Pont (E.I.) de Nemours and Dow Chemical, underperformed the overall market due to price declines in petrochemicals and plastics and decreased demand because of the economic crisis in Asia. Lack of Asian demand also drove paper and aluminum prices lower. As a result, the Basic Materials Fund posted a -22.50% return, parallel to the overall sector, yet lower than the broad market as represented by the S&P 500-TM- Index.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           BASIC MATERIALS    S&P 500
Apr-98               10,000      10,000
Apr-98               10,130      10,107
Apr-98               10,120      10,131
Apr-98               10,030      10,119
Apr-98               10,120      10,013
Apr-98               10,110       9,941
Apr-98               10,190      10,023
Apr-98               10,280      10,014
Apr-98               10,560      10,069
Apr-98               10,560      10,101
Apr-98               10,450      10,000
Apr-98               10,530      10,131
Apr-98               10,470      10,140
Apr-98               10,530      10,164
Apr-98               10,510      10,197
Apr-98               10,470      10,103
Apr-98               10,350       9,998
Apr-98               10,150       9,805
Apr-98               10,140       9,792
Apr-98               10,170       9,878
Apr-98               10,280      10,033
May-98               10,360      10,116
May-98               10,450      10,126
May-98               10,410      10,068
May-98               10,320       9,971
May-98               10,210       9,883
May-98               10,290      10,000
May-98               10,490       9,986
May-98               10,530      10,069
May-98               10,570      10,097
May-98               10,570      10,083
May-98               10,470      10,005
May-98               10,310       9,979
May-98               10,310      10,012
May-98               10,370      10,098
May-98               10,310      10,059
May-98               10,300      10,021
May-98               10,040       9,872
May-98                9,950       9,856
May-98                9,910       9,905
May-98                9,800       9,844
Jun-98                9,740       9,845
Jun-98                9,740       9,864
Jun-98                9,750       9,771
Jun-98                9,810       9,880
Jun-98                9,930      10,052
Jun-98               10,000      10,068
Jun-98                9,880      10,093
Jun-98                9,690      10,037
Jun-98                9,490       9,878
Jun-98                9,420       9,916
Jun-98                9,150       9,719
Jun-98                9,300       9,814
Jun-98                9,440       9,991
Jun-98                9,390       9,984
Jun-98                9,290       9,932
Jun-98                9,210       9,956
Jun-98                9,250      10,102
Jun-98                9,300      10,223
Jun-98                9,230      10,191
Jun-98                9,310      10,226
Jun-98                9,230      10,274
Jun-98                9,330      10,232
Jul-98                9,380      10,365
Jul-98                9,310      10,345
Jul-98                9,340      10,444
Jul-98                9,280      10,420
Jul-98                9,290      10,525
Jul-98                9,020      10,455
Jul-98                8,910      10,507
Jul-98                8,920      10,515
Jul-98                9,030      10,627
Jul-98                9,010      10,602
Jul-98                9,140      10,685
Jul-98                9,120      10,709
Jul-98                9,070      10,685
Jul-98                8,970      10,514
Jul-98                8,940      10,505
Jul-98                8,640      10,285
Jul-98                8,610      10,295
Jul-98                8,590      10,353
Jul-98                8,500      10,199
Jul-98                8,510      10,154
Jul-98                8,600      10,313
Jul-98                8,440      10,113
Aug-98                8,370      10,039
Aug-98                8,170       9,675
Aug-98                8,180       9,759
Aug-98                8,220       9,833
Aug-98                8,330       9,831
Aug-98                8,260       9,774
Aug-98                8,090       9,647
Aug-98                8,210       9,784
Aug-98                7,990       9,700
Aug-98                7,790       9,590
Aug-98                7,940       9,779
Aug-98                8,060       9,937
Aug-98                8,070       9,909
Aug-98                8,070       9,851
Aug-98                8,030       9,757
Aug-98                8,170       9,819
Aug-98                8,150       9,862
Aug-98                8,030       9,784
Aug-98                7,780       9,408
Aug-98                7,690       9,270
Aug-98                7,370       8,641
Sep-98                7,420       8,972
Sep-98                7,440       8,938
Sep-98                7,420       8,864
Sep-98                7,440       8,788
Sep-98                7,680       9,236
Sep-98                7,670       9,080
Sep-98                7,440       8,845
Sep-98                7,570       9,106
Sep-98                7,750       9,292
Sep-98                7,850       9,364
Sep-98                7,890       9,434
Sep-98                7,690       9,194
Sep-98                7,620       9,205
Sep-98                7,620       9,240
Sep-98                7,660       9,293
Sep-98                7,910       9,620
Sep-98                7,880       9,410
Sep-98                7,960       9,428
Sep-98                8,140       9,463
Sep-98                8,060       9,466
Sep-98                7,760       9,178
Oct-98                7,630       8,901
Oct-98                7,750       9,048
Oct-98                7,700       8,921
Oct-98                7,730       8,885
Oct-98                7,820       8,759
Oct-98                7,810       8,658
Oct-98                7,970       8,883
Oct-98                8,090       9,003
Oct-98                7,750       8,977
Oct-98                7,600       9,074
Oct-98                7,920       9,453
Oct-98                8,130       9,533
Oct-98                8,160       9,587
Oct-98                8,230       9,601
Oct-98                8,080       9,655
Oct-98                8,020       9,732
Oct-98                7,830       9,662
Oct-98                7,820       9,677
Oct-98                7,790       9,614
Oct-98                7,720       9,638
Oct-98                7,820       9,799
Oct-98                8,040       9,914
Nov-98                8,100      10,031
Nov-98                8,210      10,024
Nov-98                8,260      10,095
Nov-98                8,470      10,230
Nov-98                8,450      10,297
Nov-98                8,350      10,199
Nov-98                8,210      10,181
Nov-98                8,110      10,116
Nov-98                8,080      10,086
Nov-98                8,210      10,159
Nov-98                8,210      10,250
Nov-98                8,230      10,281
Nov-98                8,210      10,328
Nov-98                8,180      10,401
Nov-98                8,220      10,500
Nov-98                8,260      10,722
Nov-98                8,330      10,675
Nov-98                8,300      10,710
Nov-98                8,310      10,759
Nov-98                8,150      10,501
Dec-98                8,060      10,606
Dec-98                8,000      10,569
Dec-98                7,820      10,379
Dec-98                7,850      10,619
Dec-98                7,950      10,718
Dec-98                7,840      10,661
Dec-98                7,770      10,680
Dec-98                7,710      10,513
Dec-98                7,650      10,526
Dec-98                7,680      10,298
Dec-98                7,600      10,493
Dec-98                7,500      10,485
Dec-98                7,670      10,648
Dec-98                7,530      10,721
Dec-98                7,610      10,854
Dec-98                7,540      10,861
Dec-98                7,660      11,086
Dec-98                7,730      11,066
Dec-98                7,730      11,059
Dec-98                7,810      11,206
Dec-98                7,770      11,117
Dec-98                7,810      11,093
Jan-99                7,810      11,082
Jan-99                7,920      11,233
Jan-99                8,080      11,482
Jan-99                8,020      11,458
Jan-99                8,320      11,506
Jan-99                8,300      11,405
Jan-99                8,120      11,185
Jan-99                8,000      11,139
Jan-99                7,820      10,939
Jan-99                8,000      11,219
Jan-99                7,820      11,288
Jan-99                7,700      11,340
Jan-99                7,680      11,146
Jan-99                7,520      11,056
Jan-99                7,680      11,135
Jan-99                7,720      11,301
Jan-99                7,610      11,218
Jan-99                7,600      11,419
Jan-99                7,570      11,548
Feb-99                7,610      11,488
Feb-99                7,650      11,388
Feb-99                7,640      11,479
Feb-99                7,750      11,266
Feb-99                7,880      11,184
Feb-99                7,840      11,224
Feb-99                7,720      10,975
Feb-99                7,730      11,041
Feb-99                7,720      11,317
Feb-99                7,680      11,101
Feb-99                7,560      11,207
Feb-99                7,470      11,046
Feb-99                7,490      11,165
Feb-99                7,560      11,183
Feb-99                7,720      11,480
Feb-99                7,660      11,471
Feb-99                7,660      11,311
Feb-99                7,620      11,235
Feb-99                7,610      11,175
Mar-99                7,590      11,155
Mar-99                7,490      11,059
Mar-99                7,450      11,079
Mar-99                7,510      11,250
Mar-99                7,690      11,510
Mar-99                7,650      11,575
Mar-99                7,530      11,549
Mar-99                7,730      11,613
Mar-99                7,770      11,710
Mar-99                7,760      11,682
Mar-99                7,750      11,797
Mar-99                7,790      11,789
Mar-99                7,800      11,712
Mar-99                7,950      11,881
Mar-99                7,940      11,725
Mar-99                7,920      11,704
Mar-99                7,750      11,390
Mar-99                7,730      11,448
Mar-99                7,830      11,641
Mar-99                7,690      11,576
Mar-99                7,870      11,823
Mar-99                7,780      11,738
Mar-99                7,750      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                       --------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                          INVESTOR CLASS          ADVISOR CLASS
                                                                             (4-1-98)               (4-14-98)
-------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                                             -22.50%               -26.89%
S&P 500-TM- Composite Stock Price Index                                           16.08%                15.29%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

BIOTECHNOLOGY FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE BIOTECHNOLOGY INDUSTRY, INCLUDING COMPANIES INVOLVED IN RESEARCH AND DEVELOPMENT, GENETIC OR OTHER BIOLOGICAL ENGINEERING, AND IN THE DESIGN, MANUFACTURE, OR SALE OF RELATED BIOTECHNOLOGY PRODUCTS OR SERVICES.
INCEPTION: APRIL 1,1998

The highly volatile Biotechnology sector performed well over the reporting period. Companies such as Amgen and Genentech led the group due to growing earnings and profitable product pipelines. A more favorable regulatory environment and the increased demand from an aging population bode well for the biotechnology sector. The Biotechnology Fund outperformed the S&P 500-TM- with a 28.10% return compared to 16.08% for the period ended March 31, 1999.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             BIOTECH      BIOTECH ADV     S&P 500
Apr-98          10,000           10,000      10,000
Apr-98          10,050           10,050      10,107
Apr-98           9,960            9,960      10,131
Apr-98           9,930            9,930      10,119
Apr-98           9,790            9,790      10,013
Apr-98           9,700            9,700       9,941
Apr-98           9,690            9,690      10,023
Apr-98           9,610            9,610      10,014
Apr-98           9,650            9,650      10,069
Apr-98           9,590            9,590      10,101
Apr-98           9,560            9,560      10,000
Apr-98           9,720            9,720      10,131
Apr-98           9,690            9,690      10,140
Apr-98           9,610            9,610      10,164
Apr-98           9,670            9,670      10,197
Apr-98           9,590            9,590      10,103
Apr-98           9,520            9,520       9,998
Apr-98           9,280            9,280       9,805
Apr-98           9,460            9,460       9,792
Apr-98           9,550            9,550       9,878
Apr-98           9,750            9,750      10,033
May-98           9,690            9,690      10,116
May-98           9,790            9,790      10,126
May-98           9,770            9,770      10,068
May-98           9,640            9,640       9,971
May-98           9,600            9,600       9,883
May-98           9,780            9,780      10,000
May-98           9,590            9,590       9,986
May-98           9,710            9,710      10,069
May-98           9,710            9,710      10,097
May-98           9,670            9,670      10,083
May-98           9,630            9,630      10,005
May-98           9,670            9,670       9,979
May-98           9,620            9,620      10,012
May-98           9,540            9,540      10,098
May-98           9,490            9,490      10,059
May-98           9,500            9,500      10,021
May-98           9,300            9,300       9,872
May-98           9,250            9,250       9,856
May-98           9,340            9,340       9,905
May-98           9,300            9,300       9,844
Jun-98           9,150            9,150       9,845
Jun-98           9,150            9,150       9,864
Jun-98           9,080            9,080       9,771
Jun-98           9,070            9,070       9,880
Jun-98           9,170            9,170      10,052
Jun-98           9,200            9,200      10,068
Jun-98           9,250            9,250      10,093
Jun-98           9,150            9,150      10,037
Jun-98           9,040            9,040       9,878
Jun-98           9,070            9,070       9,916
Jun-98           8,900            8,900       9,719
Jun-98           9,090            9,090       9,814
Jun-98           9,150            9,150       9,991
Jun-98           9,130            9,130       9,984
Jun-98           9,020            9,020       9,932
Jun-98           8,970            8,970       9,956
Jun-98           9,140            9,140      10,102
Jun-98           9,380            9,380      10,223
Jun-98           9,220            9,220      10,191
Jun-98           9,260            9,260      10,226
Jun-98           9,210            9,210      10,274
Jun-98           9,090            9,090      10,232
Jul-98           9,020            8,960      10,365
Jul-98           9,020            8,970      10,345
Jul-98           8,990            8,940      10,444
Jul-98           9,010            8,960      10,420
Jul-98           9,180            9,130      10,525
Jul-98           9,150            9,080      10,455
Jul-98           9,220            9,150      10,507
Jul-98           9,220            9,150      10,515
Jul-98           9,280            9,200      10,627
Jul-98           9,430            9,350      10,602
Jul-98           9,470            9,390      10,685
Jul-98           9,520            9,440      10,709
Jul-98           9,640            9,560      10,685
Jul-98           9,480            9,410      10,514
Jul-98           9,320            9,240      10,505
Jul-98           9,420            9,340      10,285
Jul-98           9,360            9,280      10,295
Jul-98           9,450            9,360      10,353
Jul-98           9,320            9,240      10,199
Jul-98           9,400            9,320      10,154
Jul-98           9,510            9,420      10,313
Jul-98           9,220            9,140      10,113
Aug-98           8,990            8,910      10,039
Aug-98           8,740            8,660       9,675
Aug-98           8,730            8,660       9,759
Aug-98           8,820            8,740       9,833
Aug-98           9,010            8,930       9,831
Aug-98           9,050            8,970       9,774
Aug-98           8,690            8,610       9,647
Aug-98           8,830            8,760       9,784
Aug-98           8,660            8,580       9,700
Aug-98           8,650            8,570       9,590
Aug-98           8,710            8,640       9,779
Aug-98           8,870            8,790       9,937
Aug-98           8,920            8,830       9,909
Aug-98           8,800            8,720       9,851
Aug-98           8,600            8,520       9,757
Aug-98           8,650            8,570       9,819
Aug-98           8,600            8,520       9,862
Aug-98           8,400            8,330       9,784
Aug-98           8,070            8,000       9,408
Aug-98           7,740            7,670       9,270
Aug-98           7,250            7,190       8,641
Sep-98           7,390            7,330       8,972
Sep-98           7,570            7,510       8,938
Sep-98           7,470            7,400       8,864
Sep-98           7,600            7,530       8,788
Sep-98           8,310            8,240       9,236
Sep-98           7,870            7,800       9,080
Sep-98           8,130            8,070       8,845
Sep-98           8,390            8,320       9,106
Sep-98           8,360            8,300       9,292
Sep-98           8,400            8,340       9,364
Sep-98           8,490            8,430       9,434
Sep-98           8,460            8,390       9,194
Sep-98           8,620            8,550       9,205
Sep-98           8,870            8,800       9,240
Sep-98           9,190            9,110       9,293
Sep-98           9,420            9,340       9,620
Sep-98           9,100            9,020       9,410
Sep-98           9,190            9,120       9,428
Sep-98           9,300            9,230       9,463
Sep-98           9,230            9,160       9,466
Sep-98           9,020            8,950       9,178
Oct-98           8,630            8,560       8,901
Oct-98           8,960            8,890       9,048
Oct-98           8,580            8,520       8,921
Oct-98           8,640            8,570       8,885
Oct-98           8,320            8,250       8,759
Oct-98           8,150            8,090       8,658
Oct-98           8,650            8,580       8,883
Oct-98           8,780            8,720       9,003
Oct-98           8,490            8,430       8,977
Oct-98           8,720            8,650       9,074
Oct-98           8,900            8,830       9,453
Oct-98           8,910            8,840       9,533
Oct-98           9,150            9,080       9,587
Oct-98           9,150            9,070       9,601
Oct-98           9,050            8,970       9,655
Oct-98           9,200            9,130       9,732
Oct-98           9,350            9,280       9,662
Oct-98           9,520            9,440       9,677
Oct-98           9,240            9,170       9,614
Oct-98           9,420            9,330       9,638
Oct-98           9,780            9,690       9,799
Oct-98           9,650            9,560       9,914
Nov-98           9,840            9,750      10,031
Nov-98           9,880            9,790      10,024
Nov-98           9,930            9,840      10,095
Nov-98          10,050            9,950      10,230
Nov-98          10,150           10,050      10,297
Nov-98          10,120           10,020      10,199
Nov-98          10,030            9,940      10,181
Nov-98          10,010            9,910      10,116
Nov-98           9,990            9,900      10,086
Nov-98          10,020            9,920      10,159
Nov-98           9,940            9,840      10,250
Nov-98           9,840            9,740      10,281
Nov-98           9,970            9,870      10,328
Nov-98          10,140           10,040      10,401
Nov-98          10,100           10,000      10,500
Nov-98          10,250           10,150      10,722
Nov-98          10,020            9,930      10,675
Nov-98          10,030            9,930      10,710
Nov-98          10,140           10,040      10,759
Nov-98           9,940            9,840      10,501
Dec-98           9,980            9,880      10,606
Dec-98          10,190           10,100      10,569
Dec-98          10,050            9,950      10,379
Dec-98          10,280           10,190      10,619
Dec-98          10,400           10,310      10,718
Dec-98          10,430           10,340      10,661
Dec-98          10,590           10,500      10,680
Dec-98          10,420           10,330      10,513
Dec-98          10,490           10,400      10,526
Dec-98          10,260           10,170      10,298
Dec-98          10,360           10,270      10,493
Dec-98          10,560           10,470      10,485
Dec-98          10,530           10,430      10,648
Dec-98          10,680           10,590      10,721
Dec-98          11,110           11,010      10,854
Dec-98          11,240           11,140      10,861
Dec-98          11,150           11,050      11,086
Dec-98          11,120           11,020      11,066
Dec-98          11,350           11,250      11,059
Dec-98          11,390           11,290      11,206
Dec-98          11,510           11,400      11,117
Dec-98          11,830           11,720      11,093
Jan-99          11,710           11,600      11,082
Jan-99          11,730           11,620      11,233
Jan-99          11,750           11,650      11,482
Jan-99          11,790           11,680      11,458
Jan-99          11,800           11,690      11,506
Jan-99          11,710           11,600      11,405
Jan-99          11,710           11,600      11,185
Jan-99          11,840           11,730      11,139
Jan-99          11,640           11,540      10,939
Jan-99          12,130           12,020      11,219
Jan-99          12,090           11,980      11,288
Jan-99          12,010           11,900      11,340
Jan-99          11,790           11,680      11,146
Jan-99          12,030           11,920      11,056
Jan-99          11,970           11,860      11,135
Jan-99          12,140           12,020      11,301
Jan-99          12,240           12,120      11,218
Jan-99          12,450           12,340      11,419
Jan-99          12,690           12,570      11,548
Feb-99          12,590           12,470      11,488
Feb-99          12,530           12,410      11,388
Feb-99          12,570           12,450      11,479
Feb-99          12,320           12,200      11,266
Feb-99          12,000           11,890      11,184
Feb-99          12,090           11,980      11,224
Feb-99          11,680           11,560      10,975
Feb-99          11,670           11,560      11,041
Feb-99          12,070           11,960      11,317
Feb-99          11,790           11,680      11,101
Feb-99          11,910           11,800      11,207
Feb-99          11,720           11,610      11,046
Feb-99          11,840           11,730      11,165
Feb-99          11,810           11,690      11,183
Feb-99          11,870           11,760      11,480
Feb-99          12,180           12,060      11,471
Feb-99          11,970           11,850      11,311
Feb-99          11,870           11,750      11,235
Feb-99          11,860           11,740      11,175
Mar-99          12,040           11,920      11,155
Mar-99          12,040           11,910      11,059
Mar-99          11,930           11,810      11,079
Mar-99          12,170           12,040      11,250
Mar-99          12,320           12,190      11,510
Mar-99          12,560           12,430      11,575
Mar-99          12,490           12,350      11,549
Mar-99          12,810           12,670      11,613
Mar-99          13,090           12,950      11,710
Mar-99          13,050           12,910      11,682
Mar-99          13,260           13,110      11,797
Mar-99          13,150           13,000      11,789
Mar-99          13,090           12,940      11,712
Mar-99          13,410           13,260      11,881
Mar-99          13,200           13,050      11,725
Mar-99          13,160           13,010      11,704
Mar-99          12,720           12,570      11,390
Mar-99          12,640           12,490      11,448
Mar-99          12,990           12,830      11,641
Mar-99          12,890           12,730      11,576
Mar-99          13,090           12,930      11,823
Mar-99          13,010           12,850      11,738
Mar-99          12,810           12,660      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (4-1-98)
-------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                                                28.10%                26.60%
S&P 500-TM- Composite Stock Price Index                                           16.08%                16.08%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

CONSUMER PRODUCTS FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN MANUFACTURING FINISHED GOODS AND SERVICES BOTH DOMESTICALLY AND INTERNATIONALLY.
INCEPTION: JULY 6, 1998

The lackluster performance of companies like Procter & Gamble and Gillette in the Consumer Products sector, which were among the Fund's top holdings, can be attributed to a weakened international economic environment. Slow sales and earnings growth negatively affected many household consumer product companies, causing the sector to lag the performance of the overall market. The Fund's total return for the period ended March 31,1999 was -2.90%.

           CUMULATIVE FUND PERFORMANCE: JULY 6, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONS PROD     S&P 500
Jul-98           10,000      10,000
Jul-98            9,920      10,032
Jul-98            9,960       9,932
Jul-98            9,810      10,062
Jul-98            9,970      10,071
Jul-98            9,870      10,095
Jul-98            9,960      10,128
Jul-98            9,880      10,034
Jul-98            9,940       9,930
Jul-98            9,840       9,738
Jul-98            9,810       9,725
Jul-98            9,650       9,811
Jul-98            9,590       9,964
Jul-98            9,500      10,047
Jul-98            9,490      10,057
Jul-98            9,540       9,999
Jul-98            9,440       9,903
Jul-98            9,380       9,815
Jul-98            9,330       9,932
Jul-98            9,040       9,918
Aug-98            8,920      10,000
Aug-98            8,760      10,028
Aug-98            8,860      10,015
Aug-98            8,800       9,937
Aug-98            8,730       9,911
Aug-98            8,740       9,944
Aug-98            8,630      10,030
Aug-98            8,740       9,990
Aug-98            8,620       9,953
Aug-98            8,590       9,805
Aug-98            8,730       9,789
Aug-98            8,780       9,837
Aug-98            8,680       9,777
Aug-98            8,600       9,778
Aug-98            8,530       9,796
Aug-98            8,610       9,704
Aug-98            8,650       9,813
Aug-98            8,540       9,983
Aug-98            8,210      10,000
Aug-98            8,140      10,024
Aug-98            7,710       9,969
Sep-98            7,970       9,810
Sep-98            7,820       9,848
Sep-98            7,680       9,653
Sep-98            7,650       9,748
Sep-98            8,070       9,922
Sep-98            7,720       9,916
Sep-98            7,460       9,865
Sep-98            7,560       9,888
Sep-98            7,740      10,034
Sep-98            7,790      10,154
Sep-98            7,710      10,121
Sep-98            7,390      10,156
Sep-98            7,420      10,204
Sep-98            7,390      10,162
Sep-98            7,500      10,294
Sep-98            7,800      10,275
Sep-98            7,680      10,372
Sep-98            7,600      10,349
Sep-98            7,740      10,454
Sep-98            7,570      10,384
Sep-98            7,370      10,435
Oct-98            7,220      10,443
Oct-98            7,420      10,554
Oct-98            7,300      10,529
Oct-98            7,350      10,612
Oct-98            7,380      10,636
Oct-98            7,350      10,613
Oct-98            7,440      10,442
Oct-98            7,630      10,433
Oct-98            7,670      10,215
Oct-98            7,690      10,225
Oct-98            8,040      10,283
Oct-98            8,150      10,130
Oct-98            8,180      10,085
Oct-98            8,120      10,243
Oct-98            8,180      10,044
Oct-98            8,280       9,970
Oct-98            8,240       9,609
Oct-98            8,330       9,692
Oct-98            8,360       9,766
Oct-98            8,210       9,764
Oct-98            8,340       9,708
Oct-98            8,490       9,581
Nov-98            8,620       9,717
Nov-98            8,730       9,634
Nov-98            8,720       9,525
Nov-98            8,810       9,712
Nov-98            8,940       9,870
Nov-98            8,840       9,841
Nov-98            8,870       9,784
Nov-98            8,820       9,690
Nov-98            8,800       9,753
Nov-98            8,860       9,795
Nov-98            8,960       9,717
Nov-98            8,890       9,344
Nov-98            8,880       9,207
Nov-98            8,960       8,582
Nov-98            9,050       8,911
Nov-98            9,180       8,877
Nov-98            9,050       8,804
Nov-98            8,960       8,729
Nov-98            8,950       9,173
Nov-98            8,840       9,018
Dec-98            8,760       8,785
Dec-98            8,780       9,044
Dec-98            8,680       9,229
Dec-98            8,810       9,300
Dec-98            8,820       9,370
Dec-98            8,700       9,132
Dec-98            8,680       9,143
Dec-98            8,600       9,177
Dec-98            8,560       9,230
Dec-98            8,530       9,555
Dec-98            8,670       9,345
Dec-98            8,610       9,364
Dec-98            8,690       9,399
Dec-98            8,700       9,402
Dec-98            8,760       9,115
Dec-98            8,930       8,841
Dec-98            9,150       8,986
Dec-98            9,150       8,860
Dec-98            9,130       8,824
Dec-98            9,280       8,700
Dec-98            9,200       8,599
Dec-98            9,270       8,822
Jan-99            9,190       8,942
Jan-99            9,200       8,916
Jan-99            9,330       9,012
Jan-99            9,200       9,388
Jan-99            9,160       9,468
Jan-99            9,200       9,522
Jan-99            9,210       9,536
Jan-99            9,020       9,589
Jan-99            8,900       9,666
Jan-99            9,020       9,596
Jan-99            9,010       9,611
Jan-99            8,940       9,548
Jan-99            8,920       9,573
Jan-99            8,890       9,733
Jan-99            8,900       9,847
Jan-99            8,930       9,963
Jan-99            9,030       9,956
Jan-99            9,300      10,026
Jan-99            9,450      10,161
Feb-99            9,510      10,226
Feb-99            9,380      10,130
Feb-99            9,340      10,112
Feb-99            9,220      10,047
Feb-99            9,200      10,017
Feb-99            9,110      10,089
Feb-99            9,040      10,180
Feb-99            9,270      10,211
Feb-99            9,410      10,257
Feb-99            9,310      10,330
Feb-99            9,440      10,428
Feb-99            9,460      10,649
Feb-99            9,460      10,603
Feb-99            9,380      10,637
Feb-99            9,600      10,686
Feb-99            9,500      10,429
Feb-99            9,360      10,534
Feb-99            9,280      10,497
Feb-99            9,240      10,308
Mar-99            9,230      10,547
Mar-99            9,360      10,645
Mar-99            9,310      10,588
Mar-99            9,400      10,607
Mar-99            9,580      10,442
Mar-99            9,560      10,454
Mar-99            9,530      10,228
Mar-99            9,620      10,422
Mar-99            9,670      10,414
Mar-99            9,620      10,576
Mar-99            9,610      10,648
Mar-99            9,650      10,781
Mar-99            9,610      10,787
Mar-99            9,630      11,011
Mar-99            9,670      10,991
Mar-99            9,680      10,984
Mar-99            9,460      11,130
Mar-99            9,580      11,041
Mar-99            9,910      11,017
Mar-99            9,820      11,007
Mar-99            9,940      11,156
Mar-99            9,810      11,403
Mar-99            9,710      11,115

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                       --------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                          INVESTOR CLASS          ADVISOR CLASS
                                                                             (7-6-98)               (8-17-98)
-------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                                            -2.90%                11.11%
S&P 500-TM- Composite Stock Price Index                                           11.15%                18.70%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

ELECTRONICS FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES INVOLVED IN THE ELECTRONICS SECTOR, INCLUDING SEMICONDUCTOR MANUFACTURERS AND DISTRIBUTORS, AND MAKERS AND VENDORS OF OTHER ELECTRONIC COMPONENTS AND DEVICES.
INCEPTION: APRIL 1, 1998

Despite a weak economic environment in the Asia/Pacific region, which accounts for roughly 45% of total semiconductor revenues, the Electronics sector, led by Intel, EMC Corp., and Texas Instruments, well outperformed the broader markets. This was predominantly due to a strong microprocessor demand during the last part of 1998 and early 1999. The Fund's total return for the period ended March 31,1999 was 40.20%.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           ELECTRONICS    S&P 500
Apr-98           10,000      10,000
Apr-98            9,980      10,107
Apr-98            9,860      10,131
Apr-98            9,700      10,119
Apr-98            9,330      10,013
Apr-98            9,390       9,941
Apr-98            9,370      10,023
Apr-98            9,390      10,014
Apr-98            9,620      10,069
Apr-98            9,880      10,101
Apr-98            9,720      10,000
Apr-98            9,760      10,131
Apr-98           10,040      10,140
Apr-98           10,240      10,164
Apr-98           10,470      10,197
Apr-98           10,290      10,103
Apr-98           10,360       9,998
Apr-98           10,050       9,805
Apr-98           10,060       9,792
Apr-98           10,160       9,878
Apr-98           10,260      10,033
May-98           10,330      10,116
May-98           10,320      10,126
May-98           10,320      10,068
May-98           10,200       9,971
May-98           10,110       9,883
May-98           10,340      10,000
May-98           10,160       9,986
May-98           10,260      10,069
May-98           10,330      10,097
May-98           10,160      10,083
May-98            9,770      10,005
May-98            9,730       9,979
May-98            9,750      10,012
May-98            9,510      10,098
May-98            9,320      10,059
May-98            9,250      10,021
May-98            9,170       9,872
May-98            9,110       9,856
May-98            9,120       9,905
May-98            8,880       9,844
Jun-98            8,580       9,845
Jun-98            8,680       9,864
Jun-98            8,440       9,771
Jun-98            8,650       9,880
Jun-98            8,740      10,052
Jun-98            8,870      10,068
Jun-98            9,020      10,093
Jun-98            8,670      10,037
Jun-98            8,470       9,878
Jun-98            8,360       9,916
Jun-98            8,150       9,719
Jun-98            8,520       9,814
Jun-98            8,390       9,991
Jun-98            8,470       9,984
Jun-98            8,430       9,932
Jun-98            8,610       9,956
Jun-98            8,820      10,102
Jun-98            9,020      10,223
Jun-98            8,860      10,191
Jun-98            8,870      10,226
Jun-98            8,960      10,274
Jun-98            8,850      10,232
Jul-98            8,990      10,365
Jul-98            8,820      10,345
Jul-98            8,840      10,444
Jul-98            9,030      10,420
Jul-98            9,120      10,525
Jul-98            9,090      10,455
Jul-98            9,120      10,507
Jul-98            9,220      10,515
Jul-98            9,130      10,627
Jul-98            9,540      10,602
Jul-98            9,570      10,685
Jul-98            9,500      10,709
Jul-98            9,330      10,685
Jul-98            9,290      10,514
Jul-98            9,140      10,505
Jul-98            8,990      10,285
Jul-98            8,950      10,295
Jul-98            9,010      10,353
Jul-98            9,050      10,199
Jul-98            8,890      10,154
Jul-98            9,180      10,313
Jul-98            9,050      10,113
Aug-98            9,110      10,039
Aug-98            8,910       9,675
Aug-98            9,010       9,759
Aug-98            9,360       9,833
Aug-98            9,510       9,831
Aug-98            9,380       9,774
Aug-98            9,120       9,647
Aug-98            9,310       9,784
Aug-98            9,140       9,700
Aug-98            9,160       9,590
Aug-98            9,470       9,779
Aug-98            9,740       9,937
Aug-98            9,440       9,909
Aug-98            9,170       9,851
Aug-98            9,020       9,757
Aug-98            8,980       9,819
Aug-98            9,000       9,862
Aug-98            8,790       9,784
Aug-98            8,330       9,408
Aug-98            8,050       9,270
Aug-98            7,350       8,641
Sep-98            7,790       8,972
Sep-98            7,760       8,938
Sep-98            7,650       8,864
Sep-98            7,650       8,788
Sep-98            8,270       9,236
Sep-98            8,070       9,080
Sep-98            7,930       8,845
Sep-98            8,230       9,106
Sep-98            8,380       9,292
Sep-98            8,340       9,364
Sep-98            8,490       9,434
Sep-98            8,280       9,194
Sep-98            8,310       9,205
Sep-98            8,500       9,240
Sep-98            8,460       9,293
Sep-98            8,800       9,620
Sep-98            8,670       9,410
Sep-98            8,800       9,428
Sep-98            8,660       9,463
Sep-98            8,590       9,466
Sep-98            8,300       9,178
Oct-98            7,890       8,901
Oct-98            7,940       9,048
Oct-98            7,520       8,921
Oct-98            7,570       8,885
Oct-98            7,470       8,759
Oct-98            7,430       8,658
Oct-98            7,890       8,883
Oct-98            8,290       9,003
Oct-98            8,080       8,977
Oct-98            8,290       9,074
Oct-98            8,570       9,453
Oct-98            8,640       9,533
Oct-98            8,870       9,587
Oct-98            8,870       9,601
Oct-98            9,090       9,655
Oct-98            9,200       9,732
Oct-98            9,250       9,662
Oct-98            9,340       9,677
Oct-98            9,270       9,614
Oct-98            9,490       9,638
Oct-98            9,760       9,799
Oct-98            9,780       9,914
Nov-98            9,910      10,031
Nov-98            9,740      10,024
Nov-98           10,270      10,095
Nov-98           10,270      10,230
Nov-98           10,380      10,297
Nov-98           10,350      10,199
Nov-98           10,360      10,181
Nov-98           10,650      10,116
Nov-98           10,660      10,086
Nov-98           10,700      10,159
Nov-98           10,810      10,250
Nov-98           10,910      10,281
Nov-98           11,000      10,328
Nov-98           11,280      10,401
Nov-98           11,300      10,500
Nov-98           11,530      10,722
Nov-98           11,350      10,675
Nov-98           11,480      10,710
Nov-98           11,560      10,759
Nov-98           11,190      10,501
Dec-98           11,590      10,606
Dec-98           11,840      10,569
Dec-98           11,820      10,379
Dec-98           12,220      10,619
Dec-98           12,450      10,718
Dec-98           12,540      10,661
Dec-98           12,360      10,680
Dec-98           11,880      10,513
Dec-98           11,920      10,526
Dec-98           11,500      10,298
Dec-98           11,840      10,493
Dec-98           11,720      10,485
Dec-98           12,120      10,648
Dec-98           12,380      10,721
Dec-98           12,660      10,854
Dec-98           12,330      10,861
Dec-98           12,490      11,086
Dec-98           12,470      11,066
Dec-98           12,390      11,059
Dec-98           12,350      11,206
Dec-98           12,530      11,117
Dec-98           12,610      11,093
Jan-99           12,790      11,082
Jan-99           13,310      11,233
Jan-99           13,740      11,482
Jan-99           13,880      11,458
Jan-99           13,930      11,506
Jan-99           14,160      11,405
Jan-99           13,760      11,185
Jan-99           14,150      11,139
Jan-99           13,770      10,939
Jan-99           14,300      11,219
Jan-99           14,410      11,288
Jan-99           14,560      11,340
Jan-99           14,000      11,146
Jan-99           13,890      11,056
Jan-99           13,950      11,135
Jan-99           14,410      11,301
Jan-99           14,120      11,218
Jan-99           14,580      11,419
Jan-99           14,920      11,548
Feb-99           14,670      11,488
Feb-99           14,260      11,388
Feb-99           14,630      11,479
Feb-99           13,920      11,266
Feb-99           13,580      11,184
Feb-99           14,060      11,224
Feb-99           13,330      10,975
Feb-99           13,440      11,041
Feb-99           14,170      11,317
Feb-99           13,760      11,101
Feb-99           13,830      11,207
Feb-99           13,380      11,046
Feb-99           13,620      11,165
Feb-99           13,810      11,183
Feb-99           14,270      11,480
Feb-99           14,360      11,471
Feb-99           14,330      11,311
Feb-99           13,840      11,235
Feb-99           13,030      11,175
Mar-99           13,010      11,155
Mar-99           12,640      11,059
Mar-99           12,750      11,079
Mar-99           12,860      11,250
Mar-99           13,450      11,510
Mar-99           13,940      11,575
Mar-99           13,570      11,549
Mar-99           13,770      11,613
Mar-99           13,750      11,710
Mar-99           13,550      11,682
Mar-99           13,660      11,797
Mar-99           14,010      11,789
Mar-99           14,070      11,712
Mar-99           14,230      11,881
Mar-99           13,870      11,725
Mar-99           13,680      11,704
Mar-99           13,230      11,390
Mar-99           13,530      11,448
Mar-99           13,810      11,641
Mar-99           13,650      11,576
Mar-99           14,190      11,823
Mar-99           14,030      11,738
Mar-99           11,421      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (4-2-98)
-------------------------------------------------------------------------------------------------------------------
Electronics Fund                                                                  40.20%                39.88%
S&P 500-TM- Composite Stock Price Index                                           16.08%                14.85%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

ENERGY FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES INVOLVED IN THE ENERGY FIELD, INCLUDING THE EXPLORATION, PRODUCTION AND DEVELOPMENT OF OIL, GAS, COAL AND ALTERNATIVE SOURCES OF ENERGY.
INCEPTION: APRIL 21, 1998

Merger activity was high in the Energy sector as firms scrambled to remain profitable while oil prices plunged to the lowest inflation adjusted levels in decades. Specifically, oil prices dropped from near $18 a barrel at the end of 1997 to a low of approximately $11 a barrel in December 1998. Mergers during the period included British Petroleum Company's acquisition of Amoco, and Exxon Corporation's purchase of Mobil in a deal that reunites two big chunks of the old Standard Oil Trust. In March, oil stocks rallied as newly formed BP Amoco Plc., the world's third largest publicly traded oil company, agreed to buy Atlantic Richfield creating the largest oil refiner and producer in the U.S. In addition, members of OPEC held a March conference in Vienna and announced plans to curtail national oil outputs as an effort to stabilize the world's sagging oil prices. The Fund's total return for the period ended March 31,1999 was -10.10%.

          CUMULATIVE FUND PERFORMANCE: APRIL 21, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            ENERGY     S&P 500
Apr-98        10,000      10,000
Apr-98         9,910      10,032
Apr-98         9,880       9,932
Apr-98         9,770      10,062
Apr-98         9,780      10,071
Apr-98         9,760      10,095
Apr-98         9,890      10,128
Apr-98         9,930      10,034
May-98        10,280       9,930
May-98        10,130       9,738
May-98        10,070       9,725
May-98        10,040       9,811
May-98         9,890       9,964
May-98         9,930      10,047
May-98         9,910      10,057
May-98         9,960       9,999
May-98         9,980       9,903
May-98        10,010       9,815
May-98         9,920       9,932
May-98         9,750       9,918
May-98         9,770      10,000
May-98         9,710      10,028
May-98         9,620      10,015
May-98         9,600       9,937
May-98         9,480       9,911
May-98         9,470       9,944
May-98         9,530      10,030
May-98         9,490       9,990
Jun-98         9,390       9,953
Jun-98         9,370       9,805
Jun-98         9,250       9,789
Jun-98         9,450       9,837
Jun-98         9,670       9,777
Jun-98         9,520       9,778
Jun-98         9,390       9,796
Jun-98         9,300       9,704
Jun-98         9,070       9,813
Jun-98         9,240       9,983
Jun-98         8,970      10,000
Jun-98         9,170      10,024
Jun-98         9,410       9,969
Jun-98         9,220       9,810
Jun-98         9,120       9,848
Jun-98         9,240       9,653
Jun-98         9,360       9,748
Jun-98         9,400       9,922
Jun-98         9,400       9,916
Jun-98         9,360       9,865
Jun-98         9,330       9,888
Jun-98         9,330      10,034
Jul-98         9,470      10,154
Jul-98         9,500      10,121
Jul-98         9,410      10,156
Jul-98         9,220      10,204
Jul-98         9,250      10,162
Jul-98         9,080      10,294
Jul-98         9,050      10,275
Jul-98         8,850      10,372
Jul-98         9,030      10,349
Jul-98         9,080      10,454
Jul-98         9,090      10,384
Jul-98         9,040      10,435
Jul-98         8,900      10,443
Jul-98         8,850      10,554
Jul-98         8,990      10,529
Jul-98         8,720      10,612
Jul-98         8,710      10,636
Jul-98         8,750      10,613
Jul-98         8,650      10,442
Jul-98         8,670      10,433
Jul-98         8,760      10,215
Jul-98         8,570      10,225
Aug-98         8,380      10,283
Aug-98         8,180      10,130
Aug-98         8,060      10,085
Aug-98         7,970      10,243
Aug-98         8,180      10,044
Aug-98         8,020       9,970
Aug-98         8,140       9,609
Aug-98         8,200       9,692
Aug-98         8,250       9,766
Aug-98         8,290       9,764
Aug-98         8,350       9,708
Aug-98         8,440       9,581
Aug-98         8,560       9,717
Aug-98         8,570       9,634
Aug-98         8,460       9,525
Aug-98         8,360       9,712
Aug-98         8,310       9,870
Aug-98         8,150       9,841
Aug-98         7,880       9,784
Aug-98         7,790       9,690
Aug-98         7,520       9,753
Sep-98         7,800       9,795
Sep-98         7,710       9,717
Sep-98         7,790       9,344
Sep-98         8,040       9,207
Sep-98         8,240       8,582
Sep-98         8,150       8,911
Sep-98         8,280       8,877
Sep-98         8,560       8,804
Sep-98         8,640       8,729
Sep-98         8,680       9,173
Sep-98         8,670       9,018
Sep-98         8,530       8,785
Sep-98         8,540       9,044
Sep-98         8,570       9,229
Sep-98         8,450       9,300
Sep-98         8,920       9,370
Sep-98         8,680       9,132
Sep-98         8,740       9,143
Sep-98         8,740       9,177
Sep-98         8,950       9,230
Sep-98         8,620       9,555
Oct-98         8,470       9,345
Oct-98         8,690       9,364
Oct-98         8,730       9,399
Oct-98         8,770       9,402
Oct-98         8,640       9,115
Oct-98         8,440       8,841
Oct-98         8,460       8,986
Oct-98         8,540       8,860
Oct-98         8,520       8,824
Oct-98         8,570       8,700
Oct-98         8,750       8,599
Oct-98         8,820       8,822
Oct-98         8,650       8,942
Oct-98         8,730       8,916
Oct-98         8,670       9,012
Oct-98         8,550       9,388
Oct-98         8,500       9,468
Oct-98         8,630       9,522
Oct-98         8,560       9,536
Oct-98         8,500       9,589
Oct-98         8,610       9,666
Oct-98         8,680       9,596
Nov-98         8,810       9,611
Nov-98         8,850       9,548
Nov-98         8,820       9,573
Nov-98         8,840       9,733
Nov-98         8,890       9,847
Nov-98         8,760       9,963
Nov-98         8,540       9,956
Nov-98         8,470      10,026
Nov-98         8,680      10,161
Nov-98         8,720      10,226
Nov-98         8,630      10,130
Nov-98         8,550      10,112
Nov-98         8,560      10,047
Nov-98         8,460      10,017
Nov-98         8,630      10,089
Nov-98         8,590      10,180
Nov-98         8,560      10,211
Nov-98         8,540      10,257
Nov-98         8,800      10,330
Nov-98         8,530      10,428
Dec-98         8,340      10,649
Dec-98         8,180      10,603
Dec-98         8,100      10,637
Dec-98         8,220      10,686
Dec-98         8,350      10,429
Dec-98         8,310      10,534
Dec-98         8,460      10,497
Dec-98         8,350      10,308
Dec-98         8,350      10,547
Dec-98         8,290      10,645
Dec-98         8,260      10,588
Dec-98         8,470      10,607
Dec-98         8,340      10,442
Dec-98         8,350      10,454
Dec-98         8,320      10,228
Dec-98         8,280      10,422
Dec-98         8,510      10,414
Dec-98         8,440      10,576
Dec-98         8,400      10,648
Dec-98         8,450      10,781
Dec-98         8,250      10,787
Dec-98         8,350      11,011
Jan-99         8,420      10,991
Jan-99         8,370      10,984
Jan-99         8,640      11,130
Jan-99         8,660      11,041
Jan-99         8,640      11,017
Jan-99         8,520      11,007
Jan-99         8,390      11,156
Jan-99         8,230      11,403
Jan-99         8,100      11,380
Jan-99         8,240      11,428
Jan-99         8,240      11,328
Jan-99         8,180      11,109
Jan-99         8,200      11,063
Jan-99         8,170      10,864
Jan-99         8,090      11,143
Jan-99         7,990      11,211
Jan-99         7,830      11,263
Jan-99         7,780      11,070
Jan-99         7,760      10,981
Feb-99         7,750      11,060
Feb-99         7,780      11,224
Feb-99         7,980      11,142
Feb-99         7,940      11,341
Feb-99         8,150      11,469
Feb-99         8,230      11,409
Feb-99         8,070      11,311
Feb-99         8,070      11,401
Feb-99         7,990      11,190
Feb-99         7,890      11,108
Feb-99         7,800      11,147
Feb-99         7,720      10,900
Feb-99         7,770      10,966
Feb-99         7,700      11,239
Feb-99         7,750      11,025
Feb-99         7,740      11,130
Feb-99         7,720      10,970
Feb-99         7,750      11,089
Feb-99         7,700      11,106
Mar-99         7,600      11,402
Mar-99         7,540      11,393
Mar-99         7,760      11,234
Mar-99         8,020      11,159
Mar-99         8,170      11,099
Mar-99         8,280      11,079
Mar-99         8,210      10,984
Mar-99         8,640      11,003
Mar-99         8,750      11,173
Mar-99         8,760      11,432
Mar-99         8,650      11,497
Mar-99         8,600      11,471
Mar-99         8,850      11,533
Mar-99         8,950      11,631
Mar-99         8,830      11,603
Mar-99         8,960      11,716
Mar-99         8,780      11,708
Mar-99         8,760      11,632
Mar-99         8,830      11,800
Mar-99         8,930      11,645
Mar-99         9,280      11,625
Mar-99         9,140      11,312
Mar-99         8,990      11,370

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                       --------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                             (4-21-98)               (5-5-98)
-------------------------------------------------------------------------------------------------------------------
Energy Fund                                                                      -10.10%                -10.53%
S&P 500-TM- Composite Stock Price Index                                           14.21%                 15.30%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

ENERGY SERVICES FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE ENERGY SERVICES FIELD, INCLUDING THOSE THAT PROVIDE SERVICES AND EQUIPMENT IN THE AREAS OF OIL, COAL, AND GAS EXPLORATION AND PRODUCTION.
INCEPTION: APRIL 1, 1998

The Energy Services sector came under heavy selling pressure during the period due to its sensitivity to oil prices. As the price plunged, the volatile sector followed suit causing it to underperform the general market. During the period, Haliburton Co. merged with Dresser Industries and Schlumberger acquired Camco International. Corporate merger activity remains high in the Energy and Energy Services sectors as firms scramble to remain profitable in an environment of low oil prices. The Fund's total return for the period ended March 31,1999 was -39.80%.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            ENERGY SERV    S&P 500
Apr-98            10,000      10,000
Apr-98             9,840      10,107
Apr-98             9,780      10,131
Apr-98             9,650      10,119
Apr-98             9,440      10,013
Apr-98             9,520       9,941
Apr-98             9,370      10,023
Apr-98             9,320      10,014
Apr-98             9,470      10,069
Apr-98             9,850      10,101
Apr-98             9,660      10,000
Apr-98             9,830      10,131
Apr-98             9,821      10,140
Apr-98            10,190      10,164
Apr-98            10,110      10,197
Apr-98            10,000      10,103
Apr-98             9,770       9,998
Apr-98             9,640       9,805
Apr-98             9,850       9,792
Apr-98            10,320       9,878
Apr-98            10,240      10,033
May-98            10,680      10,116
May-98            10,510      10,126
May-98            10,640      10,068
May-98            10,500       9,971
May-98            10,220       9,883
May-98            10,350      10,000
May-98            10,240       9,986
May-98            10,180      10,069
May-98            10,180      10,097
May-98            10,210      10,083
May-98            10,000      10,005
May-98             9,760       9,979
May-98             9,780      10,012
May-98             9,540      10,098
May-98             9,480      10,059
May-98             9,430      10,021
May-98             9,240       9,872
May-98             9,140       9,856
May-98             9,280       9,905
May-98             9,300       9,844
Jun-98             8,900       9,845
Jun-98             8,970       9,864
Jun-98             8,760       9,771
Jun-98             9,080       9,880
Jun-98             9,170      10,052
Jun-98             8,910      10,068
Jun-98             8,750      10,093
Jun-98             8,470      10,037
Jun-98             8,130       9,878
Jun-98             8,340       9,916
Jun-98             7,800       9,719
Jun-98             8,050       9,814
Jun-98             8,240       9,991
Jun-98             7,950       9,984
Jun-98             8,220       9,932
Jun-98             8,510       9,956
Jun-98             8,600      10,102
Jun-98             8,560      10,223
Jun-98             8,320      10,191
Jun-98             8,160      10,226
Jun-98             8,360      10,274
Jun-98             8,360      10,232
Jul-98             8,340      10,365
Jul-98             8,550      10,345
Jul-98             8,270      10,444
Jul-98             8,020      10,420
Jul-98             8,100      10,525
Jul-98             7,940      10,455
Jul-98             7,880      10,507
Jul-98             7,620      10,515
Jul-98             7,760      10,627
Jul-98             7,960      10,602
Jul-98             7,900      10,685
Jul-98             7,810      10,709
Jul-98             7,550      10,685
Jul-98             7,400      10,514
Jul-98             7,480      10,505
Jul-98             7,040      10,285
Jul-98             6,810      10,295
Jul-98             6,940      10,353
Jul-98             6,750      10,199
Jul-98             6,650      10,154
Jul-98             6,900      10,313
Jul-98             6,660      10,113
Aug-98             6,480      10,039
Aug-98             6,120       9,675
Aug-98             5,920       9,759
Aug-98             6,150       9,833
Aug-98             6,370       9,831
Aug-98             6,020       9,774
Aug-98             5,770       9,647
Aug-98             5,960       9,784
Aug-98             5,840       9,700
Aug-98             5,620       9,590
Aug-98             5,470       9,779
Aug-98             5,600       9,937
Aug-98             5,880       9,909
Aug-98             5,840       9,851
Aug-98             5,730       9,757
Aug-98             5,630       9,819
Aug-98             5,500       9,862
Aug-98             5,290       9,784
Aug-98             4,950       9,408
Aug-98             4,960       9,270
Aug-98             4,550       8,641
Sep-98             4,760       8,972
Sep-98             4,790       8,938
Sep-98             5,030       8,864
Sep-98             5,330       8,788
Sep-98             5,290       9,236
Sep-98             5,150       9,080
Sep-98             5,470       8,845
Sep-98             5,840       9,106
Sep-98             5,980       9,292
Sep-98             5,870       9,364
Sep-98             6,060       9,434
Sep-98             5,780       9,194
Sep-98             5,690       9,205
Sep-98             5,670       9,240
Sep-98             5,490       9,293
Sep-98             5,890       9,620
Sep-98             5,510       9,410
Sep-98             5,550       9,428
Sep-98             5,590       9,463
Sep-98             5,750       9,466
Sep-98             5,420       9,178
Oct-98             5,230       8,901
Oct-98             5,220       9,048
Oct-98             5,000       8,921
Oct-98             5,020       8,885
Oct-98             4,790       8,759
Oct-98             4,550       8,658
Oct-98             4,650       8,883
Oct-98             4,860       9,003
Oct-98             4,730       8,977
Oct-98             4,760       9,074
Oct-98             5,110       9,453
Oct-98             5,700       9,533
Oct-98             5,600       9,587
Oct-98             5,540       9,601
Oct-98             5,830       9,655
Oct-98             6,110       9,732
Oct-98             5,930       9,662
Oct-98             6,300       9,677
Oct-98             6,220       9,614
Oct-98             6,090       9,638
Oct-98             6,000       9,799
Oct-98             6,190       9,914
Nov-98             6,560      10,031
Nov-98             6,390      10,024
Nov-98             6,380      10,095
Nov-98             6,440      10,230
Nov-98             6,540      10,297
Nov-98             6,320      10,199
Nov-98             5,940      10,181
Nov-98             5,700      10,116
Nov-98             5,760      10,086
Nov-98             5,710      10,159
Nov-98             5,490      10,250
Nov-98             5,510      10,281
Nov-98             5,360      10,328
Nov-98             5,360      10,401
Nov-98             5,480      10,500
Nov-98             5,280      10,722
Nov-98             5,290      10,675
Nov-98             5,240      10,710
Nov-98             5,070      10,759
Nov-98             4,770      10,501
Dec-98             4,650      10,606
Dec-98             4,550      10,569
Dec-98             4,520      10,379
Dec-98             4,610      10,619
Dec-98             4,990      10,718
Dec-98             4,850      10,661
Dec-98             4,850      10,680
Dec-98             4,750      10,513
Dec-98             4,690      10,526
Dec-98             4,850      10,298
Dec-98             4,750      10,493
Dec-98             5,130      10,485
Dec-98             4,830      10,648
Dec-98             4,750      10,721
Dec-98             4,650      10,854
Dec-98             4,620      10,861
Dec-98             4,900      11,086
Dec-98             4,870      11,066
Dec-98             4,810      11,059
Dec-98             4,720      11,206
Dec-98             4,650      11,117
Dec-98             4,840      11,093
Jan-99             4,970      11,082
Jan-99             4,910      11,233
Jan-99             5,300      11,482
Jan-99             5,580      11,458
Jan-99             5,470      11,506
Jan-99             5,520      11,405
Jan-99             5,250      11,185
Jan-99             4,970      11,139
Jan-99             4,950      10,939
Jan-99             5,050      11,219
Jan-99             5,140      11,288
Jan-99             4,930      11,340
Jan-99             5,060      11,146
Jan-99             5,110      11,056
Jan-99             4,930      11,135
Jan-99             4,740      11,301
Jan-99             4,670      11,218
Jan-99             4,550      11,419
Jan-99             4,610      11,548
Feb-99             4,540      11,488
Feb-99             4,620      11,388
Feb-99             4,890      11,479
Feb-99             4,760      11,266
Feb-99             4,870      11,184
Feb-99             4,840      11,224
Feb-99             4,700      10,975
Feb-99             4,660      11,041
Feb-99             4,740      11,317
Feb-99             4,600      11,101
Feb-99             4,530      11,207
Feb-99             4,420      11,046
Feb-99             4,580      11,165
Feb-99             4,460      11,183
Feb-99             4,440      11,480
Feb-99             4,450      11,471
Feb-99             4,380      11,311
Feb-99             4,470      11,235
Feb-99             4,360      11,175
Mar-99             4,360      11,155
Mar-99             4,390      11,059
Mar-99             4,670      11,079
Mar-99             4,950      11,250
Mar-99             4,920      11,510
Mar-99             5,080      11,575
Mar-99             4,980      11,549
Mar-99             5,500      11,613
Mar-99             5,400      11,710
Mar-99             5,530      11,682
Mar-99             5,430      11,797
Mar-99             5,320      11,789
Mar-99             5,680      11,712
Mar-99             5,740      11,881
Mar-99             5,640      11,725
Mar-99             5,840      11,704
Mar-99             5,640      11,390
Mar-99             5,690      11,448
Mar-99             5,820      11,641
Mar-99             6,010      11,576
Mar-99             6,360      11,823
Mar-99             6,220      11,738
Mar-99             6,020      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (4-2-98)
-------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                                              -39.80%               -39.05%
S&P 500-TM- Composite Stock Price Index                                            16.08%                14.85%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

FINANCIAL SERVICES FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE FINANCIAL SERVICES SECTOR, INCLUDING COMMERCIAL BANKS, SAVINGS AND LOAN ASSOCIATIONS, INSURANCE COMPANIES, BROKERAGE COMPANIES, AND REAL ESTATE AND LEASING COMPANIES.
INCEPTION: APRIL 2, 1998

Banking and financial services stocks experienced a sell-off in the second and third quarters because of losses due to the Russian debt default and the collapse of hedge fund Long Term Capital Management. Companies that service consumer loans such as American Express, and brokerage stocks like Schwab provided above-market returns during the period. The Fund's total return for the period ended March 31, 1999 was -0.10%.

           CUMULATIVE FUND PERFORMANCE: APRIL 2, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            FINC SERV    S&P 500
Apr-98          10,000      10,000
Apr-98          10,100      10,024
Apr-98          10,470      10,012
Apr-98          10,280       9,907
Apr-98          10,150       9,836
Apr-98          10,310       9,917
Apr-98          10,460       9,908
Apr-98          10,460       9,962
Apr-98          10,420       9,994
Apr-98          10,250       9,894
Apr-98          10,410      10,024
Apr-98          10,320      10,032
Apr-98          10,260      10,057
Apr-98          10,380      10,089
Apr-98          10,210       9,996
Apr-98          10,040       9,892
Apr-98           9,750       9,701
Apr-98           9,760       9,688
Apr-98           9,840       9,773
Apr-98          10,020       9,926
May-98          10,200      10,009
May-98          10,110      10,018
May-98          10,000       9,961
May-98           9,830       9,865
May-98           9,730       9,778
May-98           9,820       9,894
May-98           9,810       9,881
May-98           9,940       9,962
May-98           9,930       9,990
May-98           9,890       9,976
May-98           9,940       9,899
May-98           9,910       9,873
May-98           9,960       9,906
May-98          10,120       9,992
May-98          10,090       9,952
May-98          10,050       9,915
May-98           9,890       9,768
May-98           9,750       9,752
May-98           9,820       9,800
May-98           9,770       9,739
Jun-98           9,840       9,741
Jun-98           9,880       9,759
Jun-98           9,770       9,667
Jun-98           9,840       9,775
Jun-98           9,980       9,945
Jun-98          10,090       9,962
Jun-98          10,070       9,986
Jun-98          10,060       9,931
Jun-98           9,900       9,773
Jun-98           9,880       9,811
Jun-98           9,640       9,616
Jun-98           9,640       9,711
Jun-98           9,890       9,885
Jun-98           9,860       9,878
Jun-98           9,830       9,827
Jun-98           9,780       9,850
Jun-98           9,880       9,995
Jun-98          10,130      10,115
Jun-98          10,130      10,083
Jun-98          10,140      10,118
Jun-98          10,210      10,165
Jun-98          10,170      10,123
Jul-98          10,380      10,255
Jul-98          10,450      10,236
Jul-98          10,590      10,333
Jul-98          10,630      10,309
Jul-98          10,850      10,414
Jul-98          10,740      10,344
Jul-98          10,860      10,396
Jul-98          10,850      10,403
Jul-98          11,000      10,514
Jul-98          10,850      10,489
Jul-98          10,900      10,572
Jul-98          10,960      10,596
Jul-98          10,900      10,572
Jul-98          10,590      10,402
Jul-98          10,560      10,393
Jul-98          10,390      10,176
Jul-98          10,290      10,186
Jul-98          10,380      10,243
Jul-98          10,170      10,091
Jul-98          10,150      10,046
Jul-98          10,310      10,204
Jul-98          10,190      10,006
Aug-98          10,030       9,932
Aug-98           9,520       9,572
Aug-98           9,640       9,656
Aug-98           9,680       9,729
Aug-98           9,590       9,727
Aug-98           9,450       9,671
Aug-98           9,180       9,544
Aug-98           9,360       9,680
Aug-98           9,210       9,597
Aug-98           9,070       9,489
Aug-98           9,310       9,676
Aug-98           9,560       9,832
Aug-98           9,430       9,804
Aug-98           9,200       9,746
Aug-98           9,020       9,653
Aug-98           9,080       9,715
Aug-98           9,100       9,758
Aug-98           9,000       9,680
Aug-98           8,480       9,309
Aug-98           8,270       9,172
Aug-98           7,730       8,549
Sep-98           7,920       8,877
Sep-98           8,070       8,843
Sep-98           7,830       8,770
Sep-98           7,520       8,695
Sep-98           8,040       9,138
Sep-98           7,820       8,984
Sep-98           7,460       8,752
Sep-98           7,850       9,009
Sep-98           8,120       9,194
Sep-98           8,300       9,265
Sep-98           8,490       9,335
Sep-98           8,180       9,097
Sep-98           8,090       9,108
Sep-98           8,100       9,142
Sep-98           8,150       9,195
Sep-98           8,540       9,519
Sep-98           8,160       9,310
Sep-98           8,140       9,328
Sep-98           8,160       9,363
Sep-98           8,060       9,366
Sep-98           7,760       9,081
Oct-98           7,480       8,807
Oct-98           7,720       8,952
Oct-98           7,390       8,826
Oct-98           7,250       8,791
Oct-98           6,980       8,667
Oct-98           6,950       8,566
Oct-98           7,430       8,788
Oct-98           7,520       8,908
Oct-98           7,580       8,882
Oct-98           7,620       8,978
Oct-98           8,110       9,353
Oct-98           8,330       9,432
Oct-98           8,430       9,486
Oct-98           8,640       9,499
Oct-98           8,480       9,553
Oct-98           8,530       9,629
Oct-98           8,430       9,559
Oct-98           8,380       9,574
Oct-98           8,240       9,512
Oct-98           8,310       9,536
Oct-98           8,500       9,696
Oct-98           8,700       9,809
Nov-98           8,750       9,925
Nov-98           8,690       9,918
Nov-98           8,870       9,988
Nov-98           9,080      10,122
Nov-98           9,090      10,187
Nov-98           8,870      10,091
Nov-98           8,750      10,074
Nov-98           8,600      10,009
Nov-98           8,570       9,979
Nov-98           8,750      10,051
Nov-98           8,880      10,142
Nov-98           9,030      10,172
Nov-98           8,990      10,218
Nov-98           9,060      10,291
Nov-98           9,190      10,389
Nov-98           9,510      10,609
Nov-98           9,480      10,562
Nov-98           9,530      10,597
Nov-98           9,510      10,645
Nov-98           9,220      10,389
Dec-98           9,220      10,493
Dec-98           9,260      10,457
Dec-98           9,040      10,269
Dec-98           9,310      10,507
Dec-98           9,300      10,604
Dec-98           9,120      10,548
Dec-98           9,120      10,567
Dec-98           8,970      10,402
Dec-98           8,860      10,415
Dec-98           8,650      10,189
Dec-98           8,900      10,382
Dec-98           8,880      10,374
Dec-98           9,280      10,535
Dec-98           9,300      10,607
Dec-98           9,460      10,740
Dec-98           9,380      10,746
Dec-98           9,510      10,969
Dec-98           9,520      10,949
Dec-98           9,440      10,942
Dec-98           9,540      11,087
Dec-98           9,510      10,999
Dec-98           9,380      10,975
Jan-99           9,420      10,965
Jan-99           9,510      11,114
Jan-99           9,780      11,360
Jan-99           9,980      11,337
Jan-99          10,050      11,385
Jan-99           9,880      11,285
Jan-99           9,630      11,067
Jan-99           9,480      11,021
Jan-99           9,190      10,823
Jan-99           9,540      11,100
Jan-99           9,430      11,169
Jan-99           9,540      11,220
Jan-99           9,380      11,028
Jan-99           9,240      10,939
Jan-99           9,360      11,018
Jan-99           9,370      11,181
Jan-99           9,160      11,100
Jan-99           9,370      11,298
Jan-99           9,570      11,425
Feb-99           9,420      11,366
Feb-99           9,300      11,268
Feb-99           9,360      11,358
Feb-99           9,160      11,147
Feb-99           9,100      11,066
Feb-99           9,010      11,105
Feb-99           8,880      10,858
Feb-99           8,980      10,924
Feb-99           9,350      11,197
Feb-99           9,170      10,983
Feb-99           9,420      11,088
Feb-99           9,390      10,929
Feb-99           9,530      11,047
Feb-99           9,550      11,064
Feb-99           9,830      11,358
Feb-99           9,870      11,350
Feb-99           9,540      11,191
Feb-99           9,530      11,116
Feb-99           9,650      11,056
Mar-99           9,750      11,037
Mar-99           9,720      10,942
Mar-99           9,680      10,962
Mar-99           9,860      11,131
Mar-99          10,090      11,388
Mar-99          10,060      11,453
Mar-99          10,150      11,427
Mar-99          10,290      11,490
Mar-99          10,360      11,586
Mar-99          10,300      11,559
Mar-99          10,440      11,672
Mar-99          10,280      11,664
Mar-99          10,150      11,588
Mar-99          10,390      11,755
Mar-99          10,220      11,601
Mar-99          10,210      11,580
Mar-99           9,930      11,269
Mar-99           9,890      11,327
Mar-99          10,070      11,518
Mar-99          10,020      11,453
Mar-99          10,190      11,698
Mar-99          10,050      11,614
Mar-99           9,990      11,485

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-2-98)               (4-6-98)
-------------------------------------------------------------------------------------------------------------------
Financial Services Fund                                                            -0.10%                -4.97%
S&P 500-TM- Composite Stock Price Index                                            14.85%                14.71%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

HEALTHCARE FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE HEALTH CARE INDUSTRY.
INCEPTION: APRIL 17, 1998

The Health Care sector, led by two of the largest pharmaceutical companies, Merck & Co. and Bristol-Myers Squib, continued to enjoy robust earnings growth, driven by firmer pricing trends and contributions from new drugs and high-tech medical devices. The demographics of a maturing population increased the demand for drugs and other healthcare products and services. The Fund's total return for the period ended March 31,1999 was 14.50%.

          CUMULATIVE FUND PERFORMANCE: APRIL 17, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             HEALTH CARE      S&P 500
Apr-98               10,000      10,000
Apr-98               10,160      10,032
Apr-98               10,120       9,932
Apr-98               10,090      10,062
Apr-98               10,000      10,071
Apr-98                9,930      10,095
Apr-98                9,670      10,128
Apr-98                9,760      10,034
Apr-98                9,840       9,930
Apr-98               10,070       9,738
May-98                9,940       9,725
May-98               10,010       9,811
May-98                9,960       9,964
May-98                9,820      10,047
May-98                9,760      10,057
May-98                9,950       9,999
May-98                9,930       9,903
May-98               10,020       9,815
May-98               10,040       9,932
May-98               10,070       9,918
May-98                9,990      10,000
May-98               10,100      10,028
May-98               10,160      10,015
May-98               10,240       9,937
May-98               10,100       9,911
May-98               10,040       9,944
May-98                9,890      10,030
May-98                9,950       9,990
May-98                9,920       9,953
May-98                9,790       9,805
Jun-98                9,740       9,789
Jun-98                9,680       9,837
Jun-98                9,620       9,777
Jun-98                9,800       9,778
Jun-98               10,010       9,796
Jun-98               10,090       9,704
Jun-98               10,180       9,813
Jun-98               10,210       9,983
Jun-98               10,080      10,000
Jun-98               10,190      10,024
Jun-98                9,990       9,969
Jun-98               10,140       9,810
Jun-98               10,320       9,848
Jun-98               10,380       9,653
Jun-98               10,330       9,748
Jun-98               10,260       9,922
Jun-98               10,330       9,916
Jun-98               10,510       9,865
Jun-98               10,480       9,888
Jun-98               10,590      10,034
Jun-98               10,610      10,154
Jun-98               10,490      10,121
Jul-98               10,540      10,156
Jul-98               10,580      10,204
Jul-98               10,710      10,162
Jul-98               10,720      10,294
Jul-98               10,760      10,275
Jul-98               10,720      10,372
Jul-98               10,790      10,349
Jul-98               10,840      10,454
Jul-98               11,010      10,384
Jul-98               10,920      10,435
Jul-98               11,090      10,443
Jul-98               11,110      10,554
Jul-98               11,160      10,529
Jul-98               10,800      10,612
Jul-98               10,860      10,636
Jul-98               10,550      10,613
Jul-98               10,670      10,442
Jul-98               10,690      10,433
Jul-98               10,500      10,215
Jul-98               10,500      10,225
Jul-98               10,700      10,283
Jul-98               10,450      10,130
Aug-98               10,360      10,085
Aug-98               10,010      10,243
Aug-98               10,110      10,044
Aug-98               10,060       9,970
Aug-98               10,090       9,609
Aug-98               10,090       9,692
Aug-98               10,020       9,766
Aug-98               10,100       9,764
Aug-98               10,140       9,708
Aug-98               10,040       9,581
Aug-98               10,290       9,717
Aug-98               10,400       9,634
Aug-98               10,460       9,525
Aug-98               10,360       9,712
Aug-98               10,380       9,870
Aug-98               10,470       9,841
Aug-98               10,540       9,784
Aug-98               10,640       9,690
Aug-98               10,250       9,753
Aug-98               10,130       9,795
Aug-98                9,270       9,717
Sep-98                9,710       9,344
Sep-98                9,720       9,207
Sep-98                9,870       8,582
Sep-98                9,720       8,911
Sep-98               10,150       8,877
Sep-98               10,010       8,804
Sep-98                9,800       8,729
Sep-98               10,040       9,173
Sep-98               10,280       9,018
Sep-98               10,390       8,785
Sep-98               10,350       9,044
Sep-98               10,180       9,229
Sep-98               10,170       9,300
Sep-98               10,250       9,370
Sep-98               10,420       9,132
Sep-98               10,650       9,143
Sep-98               10,480       9,177
Sep-98               10,390       9,230
Sep-98               10,410       9,555
Sep-98               10,500       9,345
Sep-98               10,220       9,364
Oct-98                9,830       9,399
Oct-98                9,880       9,402
Oct-98                9,850       9,115
Oct-98                9,770       8,841
Oct-98                9,480       8,986
Oct-98                9,350       8,860
Oct-98                9,570       8,824
Oct-98                9,720       8,700
Oct-98                9,730       8,599
Oct-98                9,760       8,822
Oct-98               10,090       8,942
Oct-98               10,170       8,916
Oct-98               10,180       9,012
Oct-98               10,040       9,388
Oct-98               10,180       9,468
Oct-98               10,260       9,522
Oct-98               10,320       9,536
Oct-98               10,280       9,589
Oct-98               10,240       9,666
Oct-98               10,280       9,596
Oct-98               10,560       9,611
Oct-98               10,550       9,548
Nov-98               10,680       9,573
Nov-98               10,640       9,733
Nov-98               10,540       9,847
Nov-98               10,680       9,963
Nov-98               10,820       9,956
Nov-98               10,670      10,026
Nov-98               10,770      10,161
Nov-98               10,620      10,226
Nov-98               10,590      10,130
Nov-98               10,610      10,112
Nov-98               10,740      10,047
Nov-98               10,740      10,017
Nov-98               10,900      10,089
Nov-98               11,040      10,180
Nov-98               11,170      10,211
Nov-98               11,360      10,257
Nov-98               11,260      10,330
Nov-98               11,270      10,428
Nov-98               11,320      10,649
Nov-98               11,080      10,603
Dec-98               11,190      10,637
Dec-98               11,330      10,686
Dec-98               11,010      10,429
Dec-98               11,260      10,534
Dec-98               11,240      10,497
Dec-98               11,270      10,308
Dec-98               11,260      10,547
Dec-98               11,030      10,645
Dec-98               11,120      10,588
Dec-98               10,850      10,607
Dec-98               10,960      10,442
Dec-98               10,970      10,454
Dec-98               11,040      10,228
Dec-98               10,910      10,422
Dec-98               10,840      10,414
Dec-98               11,010      10,576
Dec-98               11,230      10,648
Dec-98               11,170      10,781
Dec-98               11,190      10,787
Dec-98               11,510      11,011
Dec-98               11,490      10,991
Dec-98               11,520      10,984
Jan-99               11,430      11,130
Jan-99               11,480      11,041
Jan-99               11,610      11,017
Jan-99               11,480      11,007
Jan-99               11,380      11,156
Jan-99               11,110      11,403
Jan-99               10,910      11,380
Jan-99               10,960      11,428
Jan-99               10,820      11,328
Jan-99               11,010      11,109
Jan-99               10,910      11,063
Jan-99               10,980      10,864
Jan-99               10,780      11,143
Jan-99               10,690      11,211
Jan-99               10,690      11,263
Jan-99               10,920      11,070
Jan-99               11,100      10,981
Jan-99               11,250      11,060
Jan-99               11,330      11,224
Feb-99               11,370      11,142
Feb-99               11,360      11,341
Feb-99               11,420      11,469
Feb-99               11,310      11,409
Feb-99               11,200      11,311
Feb-99               11,150      11,401
Feb-99               10,900      11,190
Feb-99               10,940      11,108
Feb-99               11,200      11,147
Feb-99               11,170      10,900
Feb-99               11,330      10,966
Feb-99               11,120      11,239
Feb-99               11,200      11,025
Feb-99               11,150      11,130
Feb-99               11,430      10,970
Feb-99               11,490      11,089
Feb-99               11,330      11,106
Feb-99               11,220      11,402
Feb-99               11,290      11,393
Mar-99               11,240      11,234
Mar-99               11,220      11,159
Mar-99               11,160      11,099
Mar-99               11,370      11,079
Mar-99               11,580      10,984
Mar-99               11,590      11,003
Mar-99               11,580      11,173
Mar-99               11,520      11,432
Mar-99               11,610      11,497
Mar-99               11,680      11,471
Mar-99               11,830      11,533
Mar-99               11,840      11,631
Mar-99               11,650      11,603
Mar-99               11,720      11,716
Mar-99               11,540      11,708
Mar-99               11,540      11,632
Mar-99               11,260      11,800
Mar-99               11,280      11,645
Mar-99               11,340      11,625
Mar-99               11,280      11,312
Mar-99               11,510      11,370
Mar-99               11,550      11,562
Mar-99               11,450      11,458

-------------------------------------------------------------------------------------------------------------------
                                                                                      TOTAL RETURN
                                                                      ---------------------------------------------
                                                                               SINCE INCEPTION TO 3-31-99
                                                                          INVESTOR CLASS          ADVISOR CLASS
                                                                            (4-17-98)               (5-11-98)
-------------------------------------------------------------------------------------------------------------------
Healthcare Fund                                                                  14.50%                 14.50%
S&P 500-TM- Composite Stock Price Index                                          14.58%                 16.24%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

LEISURE FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN LEISURE AND ENTERTAINMENT BUSINESSES, INCLUDING HOTELS AND RESORTS, CASINOS, RADIO AND TELEVISION BROADCASTING AND ADVERTISING, MOTION PICTURE PRODUCTION, TOYS AND SPORTING GOODS MANUFACTURERS, MUSICAL RECORDINGS AND INSTRUMENTS, ALCOHOL AND TOBACCO, AND PUBLISHING.
INCEPTION: APRIL 1, 1998

A healthy U.S. economy, bolstered by the spending habits of the American consumer, benefited the Leisure sector's entertainment and media companies. Time Warner had solid gains due to a strong demand for cable television and film entertainment. McDonalds' shares continued their upward momentum, driven by earnings growth derived from the company's expansion into international markets. The Fund's total return for the period ended March 31,1999 was 12.10%.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LEISURE    S&P 500
Apr-98        10,000      10,000
Apr-98        10,110      10,107
Apr-98        10,220      10,131
Apr-98        10,150      10,119
Apr-98         9,990      10,013
Apr-98         9,990       9,941
Apr-98         9,990      10,023
Apr-98         9,950      10,014
Apr-98        10,070      10,069
Apr-98        10,050      10,101
Apr-98         9,660      10,000
Apr-98         9,740      10,131
Apr-98         9,830      10,140
Apr-98         9,880      10,164
Apr-98         9,750      10,197
Apr-98         9,730      10,103
Apr-98         9,640       9,998
Apr-98         9,490       9,805
Apr-98         9,610       9,792
Apr-98         9,700       9,878
Apr-98         9,790      10,033
May-98         9,870      10,116
May-98         9,950      10,126
May-98         9,890      10,068
May-98         9,840       9,971
May-98         9,690       9,883
May-98         9,730      10,000
May-98         9,780       9,986
May-98         9,710      10,069
May-98         9,720      10,097
May-98         9,670      10,083
May-98         9,560      10,005
May-98         9,530       9,979
May-98         9,530      10,012
May-98         9,610      10,098
May-98         9,710      10,059
May-98         9,650      10,021
May-98         9,500       9,872
May-98         9,480       9,856
May-98         9,520       9,905
May-98         9,480       9,844
Jun-98         9,490       9,845
Jun-98         9,440       9,864
Jun-98         9,350       9,771
Jun-98         9,370       9,880
Jun-98         9,590      10,052
Jun-98         9,640      10,068
Jun-98         9,670      10,093
Jun-98         9,590      10,037
Jun-98         9,400       9,878
Jun-98         9,420       9,916
Jun-98         9,210       9,719
Jun-98         9,350       9,814
Jun-98         9,460       9,991
Jun-98         9,520       9,984
Jun-98         9,450       9,932
Jun-98         9,540       9,956
Jun-98         9,740      10,102
Jun-98         9,890      10,223
Jun-98         9,820      10,191
Jun-98         9,840      10,226
Jun-98         9,880      10,274
Jun-98         9,810      10,232
Jul-98         9,990      10,365
Jul-98         9,930      10,345
Jul-98        10,050      10,444
Jul-98        10,030      10,420
Jul-98        10,060      10,525
Jul-98        10,050      10,455
Jul-98        10,140      10,507
Jul-98        10,130      10,515
Jul-98        10,150      10,627
Jul-98        10,140      10,602
Jul-98        10,180      10,685
Jul-98        10,270      10,709
Jul-98        10,180      10,685
Jul-98        10,060      10,514
Jul-98         9,990      10,505
Jul-98         9,900      10,285
Jul-98         9,850      10,295
Jul-98         9,820      10,353
Jul-98         9,740      10,199
Jul-98         9,770      10,154
Jul-98         9,860      10,313
Jul-98         9,680      10,113
Aug-98         9,580      10,039
Aug-98         9,250       9,675
Aug-98         9,230       9,759
Aug-98         9,370       9,833
Aug-98         9,350       9,831
Aug-98         9,350       9,774
Aug-98         9,160       9,647
Aug-98         9,380       9,784
Aug-98         9,240       9,700
Aug-98         9,140       9,590
Aug-98         9,210       9,779
Aug-98         9,340       9,937
Aug-98         9,270       9,909
Aug-98         9,320       9,851
Aug-98         9,210       9,757
Aug-98         9,230       9,819
Aug-98         9,330       9,862
Aug-98         9,170       9,784
Aug-98         8,920       9,408
Aug-98         8,810       9,270
Aug-98         8,190       8,641
Sep-98         8,500       8,972
Sep-98         8,520       8,938
Sep-98         8,410       8,864
Sep-98         8,350       8,788
Sep-98         8,760       9,236
Sep-98         8,580       9,080
Sep-98         8,380       8,845
Sep-98         8,470       9,106
Sep-98         8,540       9,292
Sep-98         8,630       9,364
Sep-98         8,720       9,434
Sep-98         8,540       9,194
Sep-98         8,660       9,205
Sep-98         8,670       9,240
Sep-98         8,720       9,293
Sep-98         8,870       9,620
Sep-98         8,670       9,410
Sep-98         8,630       9,428
Sep-98         8,720       9,463
Sep-98         8,650       9,466
Sep-98         8,480       9,178
Oct-98         8,270       8,901
Oct-98         8,330       9,048
Oct-98         8,210       8,921
Oct-98         8,210       8,885
Oct-98         8,100       8,759
Oct-98         7,870       8,658
Oct-98         8,040       8,883
Oct-98         8,160       9,003
Oct-98         8,130       8,977
Oct-98         8,240       9,074
Oct-98         8,540       9,453
Oct-98         8,570       9,533
Oct-98         8,670       9,587
Oct-98         8,830       9,601
Oct-98         8,950       9,655
Oct-98         9,050       9,732
Oct-98         8,930       9,662
Oct-98         8,970       9,677
Oct-98         8,940       9,614
Oct-98         8,970       9,638
Oct-98         9,100       9,799
Oct-98         9,180       9,914
Nov-98         9,380      10,031
Nov-98         9,310      10,024
Nov-98         9,330      10,095
Nov-98         9,430      10,230
Nov-98         9,520      10,297
Nov-98         9,430      10,199
Nov-98         9,480      10,181
Nov-98         9,430      10,116
Nov-98         9,350      10,086
Nov-98         9,480      10,159
Nov-98         9,440      10,250
Nov-98         9,430      10,281
Nov-98         9,490      10,328
Nov-98         9,670      10,401
Nov-98         9,650      10,500
Nov-98         9,840      10,722
Nov-98         9,760      10,675
Nov-98         9,880      10,710
Nov-98         9,950      10,759
Nov-98         9,840      10,501
Dec-98         9,930      10,606
Dec-98         9,920      10,569
Dec-98         9,820      10,379
Dec-98         9,960      10,619
Dec-98        10,010      10,718
Dec-98        10,130      10,661
Dec-98        10,180      10,680
Dec-98         9,980      10,513
Dec-98         9,990      10,526
Dec-98         9,700      10,298
Dec-98         9,830      10,493
Dec-98         9,850      10,485
Dec-98         9,990      10,648
Dec-98        10,040      10,721
Dec-98        10,230      10,854
Dec-98        10,320      10,861
Dec-98        10,540      11,086
Dec-98        10,550      11,066
Dec-98        10,440      11,059
Dec-98        10,650      11,206
Dec-98        10,620      11,117
Dec-98        10,630      11,093
Jan-99        10,550      11,082
Jan-99        10,700      11,233
Jan-99        10,850      11,482
Jan-99        10,790      11,458
Jan-99        10,970      11,506
Jan-99        11,040      11,405
Jan-99        10,940      11,185
Jan-99        10,890      11,139
Jan-99        10,780      10,939
Jan-99        10,980      11,219
Jan-99        11,130      11,288
Jan-99        11,200      11,340
Jan-99        10,790      11,146
Jan-99        10,730      11,056
Jan-99        10,840      11,135
Jan-99        10,990      11,301
Jan-99        10,830      11,218
Jan-99        11,070      11,419
Jan-99        11,020      11,548
Feb-99        11,010      11,488
Feb-99        10,940      11,388
Feb-99        11,170      11,479
Feb-99        11,000      11,266
Feb-99        10,960      11,184
Feb-99        10,940      11,224
Feb-99        10,730      10,975
Feb-99        10,700      11,041
Feb-99        10,930      11,317
Feb-99        10,740      11,101
Feb-99        10,800      11,207
Feb-99        10,650      11,046
Feb-99        10,860      11,165
Feb-99        10,880      11,183
Feb-99        11,150      11,480
Feb-99        11,090      11,471
Feb-99        11,060      11,311
Feb-99        10,900      11,235
Feb-99        10,950      11,175
Mar-99        10,940      11,155
Mar-99        10,900      11,059
Mar-99        10,910      11,079
Mar-99        11,060      11,250
Mar-99        11,340      11,510
Mar-99        11,310      11,575
Mar-99        11,210      11,549
Mar-99        11,310      11,613
Mar-99        11,400      11,710
Mar-99        11,310      11,682
Mar-99        11,310      11,797
Mar-99        11,260      11,789
Mar-99        11,190      11,712
Mar-99        11,380      11,881
Mar-99        11,390      11,725
Mar-99        11,270      11,704
Mar-99        11,000      11,390
Mar-99        11,060      11,448
Mar-99        11,210      11,641
Mar-99        11,140      11,576
Mar-99        11,280      11,823
Mar-99        11,210      11,738
Mar-99        11,210      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (6-3-98)
-------------------------------------------------------------------------------------------------------------------
Leisure Fund                                                                      12.10%                19.36%
S&P 500-TM- Composite Stock Price Index                                           16.08%                18.81%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

RETAILING FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN MERCHANDISING FINISHED GOODS AND SERVICES, INCLUDING DEPARTMENT STORES, RESTAURANT FRANCHISES, MAIL ORDER OPERATIONS AND OTHER COMPANIES INVOLVED IN SELLING PRODUCTS TO CONSUMERS.
INCEPTION: APRIL 1, 1998

Retail sector companies performed well over the reporting period as growth in consumer spending increased over 4.8% in 1998 -- the strongest growth experienced in over a decade. Low inflation and interests rates encouraged a continuation of consumer spending throughout the first quarter of 1999. The Fund's top holdings included sector stalwarts Wal-Mart and Home Depot, which continued to improve in same store sales and earnings growth in 1998. The Fund's total return for the period ended March 31,1999 was 35.40%.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  DATE     RETAILING    S&P 500
Apr-98         10,000      10,000
Apr-98          9,990      10,107
Apr-98         10,060      10,131
Apr-98          9,870      10,119
Apr-98          9,810      10,013
Apr-98          9,770       9,941
Apr-98          9,930      10,023
Apr-98          9,890      10,014
Apr-98          9,970      10,069
Apr-98         10,080      10,101
Apr-98          9,970      10,000
Apr-98          9,970      10,131
Apr-98          9,980      10,140
Apr-98         10,010      10,164
Apr-98          9,960      10,197
Apr-98          9,850      10,103
Apr-98          9,680       9,998
Apr-98          9,470       9,805
Apr-98          9,510       9,792
Apr-98          9,620       9,878
Apr-98          9,880      10,033
May-98          9,900      10,116
May-98          9,950      10,126
May-98          9,910      10,068
May-98          9,810       9,971
May-98          9,810       9,883
May-98          9,870      10,000
May-98          9,880       9,986
May-98         10,030      10,069
May-98         10,140      10,097
May-98         10,160      10,083
May-98         10,070      10,005
May-98         10,030       9,979
May-98         10,100      10,012
May-98         10,200      10,098
May-98         10,240      10,059
May-98         10,200      10,021
May-98         10,090       9,872
May-98         10,050       9,856
May-98         10,250       9,905
May-98         10,270       9,844
Jun-98         10,380       9,845
Jun-98         10,370       9,864
Jun-98         10,280       9,771
Jun-98         10,400       9,880
Jun-98         10,600      10,052
Jun-98         10,720      10,068
Jun-98         10,740      10,093
Jun-98         10,770      10,037
Jun-98         10,690       9,878
Jun-98         10,640       9,916
Jun-98         10,420       9,719
Jun-98         10,440       9,814
Jun-98         10,670       9,991
Jun-98         10,720       9,984
Jun-98         10,650       9,932
Jun-98         10,760       9,956
Jun-98         10,840      10,102
Jun-98         10,940      10,223
Jun-98         10,900      10,191
Jun-98         10,890      10,226
Jun-98         11,050      10,274
Jun-98         10,900      10,232
Jul-98         11,060      10,365
Jul-98         11,120      10,345
Jul-98         11,430      10,444
Jul-98         11,400      10,420
Jul-98         11,500      10,525
Jul-98         11,310      10,455
Jul-98         11,410      10,507
Jul-98         11,420      10,515
Jul-98         11,560      10,627
Jul-98         11,470      10,602
Jul-98         11,600      10,685
Jul-98         11,600      10,709
Jul-98         11,580      10,685
Jul-98         11,370      10,514
Jul-98         11,320      10,505
Jul-98         10,930      10,285
Jul-98         10,860      10,295
Jul-98         10,830      10,353
Jul-98         10,670      10,199
Jul-98         10,490      10,154
Jul-98         10,770      10,313
Jul-98         10,560      10,113
Aug-98         10,470      10,039
Aug-98         10,060       9,675
Aug-98         10,170       9,759
Aug-98         10,450       9,833
Aug-98         10,550       9,831
Aug-98         10,570       9,774
Aug-98         10,450       9,647
Aug-98         10,750       9,784
Aug-98         10,640       9,700
Aug-98         10,410       9,590
Aug-98         10,550       9,779
Aug-98         10,850       9,937
Aug-98         10,760       9,909
Aug-98         10,740       9,851
Aug-98         10,680       9,757
Aug-98         10,870       9,819
Aug-98         11,010       9,862
Aug-98         10,850       9,784
Aug-98         10,450       9,408
Aug-98         10,110       9,270
Aug-98          9,110       8,641
Sep-98          9,620       8,972
Sep-98          9,450       8,938
Sep-98          9,410       8,864
Sep-98          9,260       8,788
Sep-98         10,010       9,236
Sep-98          9,730       9,080
Sep-98          9,340       8,845
Sep-98          9,590       9,106
Sep-98          9,740       9,292
Sep-98          9,810       9,364
Sep-98          9,900       9,434
Sep-98          9,670       9,194
Sep-98          9,680       9,205
Sep-98          9,650       9,240
Sep-98          9,690       9,293
Sep-98          9,850       9,620
Sep-98          9,530       9,410
Sep-98          9,520       9,428
Sep-98          9,510       9,463
Sep-98          9,260       9,466
Sep-98          9,040       9,178
Oct-98          8,610       8,901
Oct-98          8,740       9,048
Oct-98          8,660       8,921
Oct-98          8,930       8,885
Oct-98          8,830       8,759
Oct-98          8,570       8,658
Oct-98          8,860       8,883
Oct-98          9,110       9,003
Oct-98          9,070       8,977
Oct-98          9,280       9,074
Oct-98          9,790       9,453
Oct-98          9,920       9,533
Oct-98         10,060       9,587
Oct-98         10,020       9,601
Oct-98          9,990       9,655
Oct-98         10,130       9,732
Oct-98         10,010       9,662
Oct-98          9,770       9,677
Oct-98          9,580       9,614
Oct-98          9,730       9,638
Oct-98          9,930       9,799
Oct-98         10,090       9,914
Nov-98         10,280      10,031
Nov-98         10,020      10,024
Nov-98         10,240      10,095
Nov-98         10,440      10,230
Nov-98         10,520      10,297
Nov-98         10,390      10,199
Nov-98         10,480      10,181
Nov-98         10,430      10,116
Nov-98         10,360      10,086
Nov-98         10,540      10,159
Nov-98         10,730      10,250
Nov-98         10,690      10,281
Nov-98         10,830      10,328
Nov-98         10,890      10,401
Nov-98         10,980      10,500
Nov-98         11,290      10,722
Nov-98         11,130      10,675
Nov-98         11,260      10,710
Nov-98         11,420      10,759
Nov-98         11,180      10,501
Dec-98         11,250      10,606
Dec-98         11,110      10,569
Dec-98         10,970      10,379
Dec-98         11,120      10,619
Dec-98         11,360      10,718
Dec-98         11,430      10,661
Dec-98         11,470      10,680
Dec-98         11,220      10,513
Dec-98         11,290      10,526
Dec-98         11,010      10,298
Dec-98         11,320      10,493
Dec-98         11,390      10,485
Dec-98         11,380      10,648
Dec-98         11,610      10,721
Dec-98         11,820      10,854
Dec-98         11,840      10,861
Dec-98         12,110      11,086
Dec-98         12,130      11,066
Dec-98         12,090      11,059
Dec-98         12,460      11,206
Dec-98         12,340      11,117
Dec-98         12,400      11,093
Jan-99         12,320      11,082
Jan-99         12,380      11,233
Jan-99         12,760      11,482
Jan-99         12,720      11,458
Jan-99         12,650      11,506
Jan-99         12,500      11,405
Jan-99         12,230      11,185
Jan-99         12,260      11,139
Jan-99         12,080      10,939
Jan-99         12,240      11,219
Jan-99         12,290      11,288
Jan-99         12,290      11,340
Jan-99         12,130      11,146
Jan-99         12,250      11,056
Jan-99         12,280      11,135
Jan-99         12,500      11,301
Jan-99         12,620      11,218
Jan-99         12,730      11,419
Jan-99         12,870      11,548
Feb-99         12,780      11,488
Feb-99         12,670      11,388
Feb-99         12,960      11,479
Feb-99         12,770      11,266
Feb-99         12,590      11,184
Feb-99         12,570      11,224
Feb-99         12,200      10,975
Feb-99         12,220      11,041
Feb-99         12,690      11,317
Feb-99         12,410      11,101
Feb-99         12,720      11,207
Feb-99         12,480      11,046
Feb-99         12,590      11,165
Feb-99         12,690      11,183
Feb-99         13,080      11,480
Feb-99         13,090      11,471
Feb-99         12,960      11,311
Feb-99         12,870      11,235
Feb-99         12,940      11,175
Mar-99         12,980      11,155
Mar-99         12,970      11,059
Mar-99         13,040      11,079
Mar-99         13,220      11,250
Mar-99         13,560      11,510
Mar-99         13,590      11,575
Mar-99         13,600      11,549
Mar-99         13,680      11,613
Mar-99         13,800      11,710
Mar-99         13,590      11,682
Mar-99         13,680      11,797
Mar-99         13,570      11,789
Mar-99         13,500      11,712
Mar-99         13,760      11,881
Mar-99         13,450      11,725
Mar-99         13,270      11,704
Mar-99         12,920      11,390
Mar-99         12,860      11,448
Mar-99         13,410      11,641
Mar-99         13,410      11,576
Mar-99         13,680      11,823
Mar-99         13,640      11,738
Mar-99         13,540      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                       --------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                          INVESTOR CLASS          ADVISOR CLASS
                                                                             (4-1-98)               (4-21-98)
-------------------------------------------------------------------------------------------------------------------
Retailing Fund                                                                   35.40%                 34.87%
S&P 500-TM- Composite Stock Price Index                                          16.08%                 14.21%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

TECHNOLOGY FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES THAT ARE INVOLVED IN THE TECHNOLOGY SECTOR, INCLUDING COMPUTER SOFTWARE AND SERVICE COMPANIES, SEMICONDUCTOR MANUFACTURERS, NETWORKING AND TELECOMMUNICATIONS EQUIPMENT MANUFACTURERS, PC HARDWARE AND PERIPHERALS COMPANIES.
INCEPTION: APRIL 14, 1998

The impressive rally of Technology sector stocks was driven by consistent earnings growth and the explosion of the Internet. Worldwide, the personal computer industry grew 15% last year, led by strong U.S. demand. Companies with consistent earnings were rewarded with enormous gains. Microsoft doubled during the year to reach a stock market value of $450 billion, taking the title of world's largest capitalized company from General Electric Co. Cisco Systems' stock tripled. Lucent Technologies more than doubled surpassing the market value of its former parent, AT&T Corp. The Fund's total return for the period ended March 31,1999 was 70.20%.

          CUMULATIVE FUND PERFORMANCE: APRIL 14, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            TECHNOL    S&P 500
Apr-98        10,000      10,000
Apr-98        10,230      10,032
Apr-98        10,100       9,932
Apr-98        10,400      10,062
Apr-98        10,610      10,071
Apr-98        10,890      10,095
Apr-98        11,040      10,128
Apr-98        10,830      10,034
Apr-98        10,930       9,930
Apr-98        10,660       9,738
Apr-98        10,670       9,725
Apr-98        10,840       9,811
Apr-98        10,920       9,964
May-98        10,960      10,047
May-98        10,980      10,057
May-98        10,970       9,999
May-98        10,890       9,903
May-98        10,840       9,815
May-98        11,100       9,932
May-98        10,920       9,918
May-98        11,080      10,000
May-98        11,180      10,028
May-98        11,060      10,015
May-98        10,850       9,937
May-98        10,750       9,911
May-98        10,860       9,944
May-98        10,680      10,030
May-98        10,570       9,990
May-98        10,470       9,953
May-98        10,310       9,805
May-98        10,400       9,789
May-98        10,370       9,837
May-98        10,170       9,777
Jun-98         9,910       9,778
Jun-98        10,100       9,796
Jun-98         9,880       9,704
Jun-98        10,160       9,813
Jun-98        10,300       9,983
Jun-98        10,340      10,000
Jun-98        10,500      10,024
Jun-98        10,300       9,969
Jun-98        10,150       9,810
Jun-98        10,180       9,848
Jun-98         9,990       9,653
Jun-98        10,270       9,748
Jun-98        10,320       9,922
Jun-98        10,270       9,916
Jun-98        10,300       9,865
Jun-98        10,520       9,888
Jun-98        10,870      10,034
Jun-98        11,070      10,154
Jun-98        10,960      10,121
Jun-98        11,040      10,156
Jun-98        11,190      10,204
Jun-98        11,140      10,162
Jul-98        11,270      10,294
Jul-98        11,040      10,275
Jul-98        11,150      10,372
Jul-98        11,170      10,349
Jul-98        11,390      10,454
Jul-98        11,470      10,384
Jul-98        11,490      10,435
Jul-98        11,730      10,443
Jul-98        11,690      10,554
Jul-98        11,900      10,529
Jul-98        12,020      10,612
Jul-98        12,130      10,636
Jul-98        12,250      10,613
Jul-98        12,060      10,442
Jul-98        11,860      10,433
Jul-98        11,630      10,215
Jul-98        11,570      10,225
Jul-98        11,680      10,283
Jul-98        11,510      10,130
Jul-98        11,360      10,085
Jul-98        11,790      10,243
Jul-98        11,500      10,044
Aug-98        11,460       9,970
Aug-98        11,080       9,609
Aug-98        11,220       9,692
Aug-98        11,520       9,766
Aug-98        11,520       9,764
Aug-98        11,500       9,708
Aug-98        11,270       9,581
Aug-98        11,470       9,717
Aug-98        11,300       9,634
Aug-98        11,250       9,525
Aug-98        11,510       9,712
Aug-98        11,790       9,870
Aug-98        11,740       9,841
Aug-98        11,680       9,784
Aug-98        11,540       9,690
Aug-98        11,520       9,753
Aug-98        11,580       9,795
Aug-98        11,510       9,717
Aug-98        11,000       9,344
Aug-98        10,610       9,207
Aug-98         9,590       8,582
Sep-98        10,210       8,911
Sep-98        10,300       8,877
Sep-98        10,180       8,804
Sep-98        10,120       8,729
Sep-98        10,810       9,173
Sep-98        10,600       9,018
Sep-98        10,370       8,785
Sep-98        10,780       9,044
Sep-98        10,970       9,229
Sep-98        11,040       9,300
Sep-98        11,140       9,370
Sep-98        10,790       9,132
Sep-98        10,780       9,143
Sep-98        11,040       9,177
Sep-98        11,090       9,230
Sep-98        11,540       9,555
Sep-98        11,350       9,345
Sep-98        11,560       9,364
Sep-98        11,520       9,399
Sep-98        11,480       9,402
Sep-98        11,090       9,115
Oct-98        10,500       8,841
Oct-98        10,410       8,986
Oct-98         9,830       8,860
Oct-98         9,640       8,824
Oct-98         9,470       8,700
Oct-98         9,390       8,599
Oct-98         9,960       8,822
Oct-98        10,330       8,942
Oct-98        10,010       8,916
Oct-98        10,210       9,012
Oct-98        10,760       9,388
Oct-98        10,750       9,468
Oct-98        10,940       9,522
Oct-98        10,720       9,536
Oct-98        11,150       9,589
Oct-98        11,290       9,666
Oct-98        11,230       9,596
Oct-98        11,460       9,611
Oct-98        11,360       9,548
Oct-98        11,570       9,573
Oct-98        11,720       9,733
Oct-98        11,760       9,847
Nov-98        11,930       9,963
Nov-98        11,770       9,956
Nov-98        12,130      10,026
Nov-98        12,220      10,161
Nov-98        12,340      10,226
Nov-98        12,400      10,130
Nov-98        12,510      10,112
Nov-98        12,640      10,047
Nov-98        12,540      10,017
Nov-98        12,450      10,089
Nov-98        12,580      10,180
Nov-98        12,670      10,211
Nov-98        12,860      10,257
Nov-98        12,930      10,330
Nov-98        12,980      10,428
Nov-98        13,430      10,649
Nov-98        13,390      10,603
Nov-98        13,470      10,637
Nov-98        13,640      10,686
Nov-98        13,120      10,429
Dec-98        13,710      10,534
Dec-98        13,650      10,497
Dec-98        13,340      10,308
Dec-98        13,830      10,547
Dec-98        14,240      10,645
Dec-98        14,200      10,588
Dec-98        14,270      10,607
Dec-98        13,930      10,442
Dec-98        14,170      10,454
Dec-98        13,660      10,228
Dec-98        14,050      10,422
Dec-98        13,950      10,414
Dec-98        14,250      10,576
Dec-98        14,620      10,648
Dec-98        15,110      10,781
Dec-98        15,030      10,787
Dec-98        15,490      11,011
Dec-98        15,380      10,991
Dec-98        15,560      10,984
Dec-98        15,480      11,130
Dec-98        15,380      11,041
Dec-98        15,340      11,017
Jan-99        15,580      11,007
Jan-99        15,930      11,156
Jan-99        16,340      11,403
Jan-99        16,420      11,380
Jan-99        16,510      11,428
Jan-99        16,860      11,328
Jan-99        16,310      11,109
Jan-99        16,310      11,063
Jan-99        15,990      10,864
Jan-99        16,510      11,143
Jan-99        16,960      11,211
Jan-99        17,080      11,263
Jan-99        16,580      11,070
Jan-99        16,310      10,981
Jan-99        16,570      11,060
Jan-99        17,270      11,224
Jan-99        17,020      11,142
Jan-99        17,580      11,341
Jan-99        17,910      11,469
Feb-99        17,870      11,409
Feb-99        17,520      11,311
Feb-99        17,690      11,401
Feb-99        16,910      11,190
Feb-99        16,520      11,108
Feb-99        16,760      11,147
Feb-99        15,980      10,900
Feb-99        16,160      10,966
Feb-99        16,990      11,239
Feb-99        16,320      11,025
Feb-99        16,220      11,130
Feb-99        15,610      10,970
Feb-99        15,780      11,089
Feb-99        15,920      11,106
Feb-99        16,540      11,402
Feb-99        16,800      11,393
Feb-99        16,460      11,234
Feb-99        16,290      11,159
Feb-99        15,740      11,099
Mar-99        15,720      11,079
Mar-99        15,320      10,984
Mar-99        15,470      11,003
Mar-99        15,610      11,173
Mar-99        16,030      11,432
Mar-99        16,520      11,497
Mar-99        16,400      11,471
Mar-99        16,360      11,533
Mar-99        16,360      11,631
Mar-99        16,050      11,603
Mar-99        16,430      11,716
Mar-99        16,630      11,708
Mar-99        16,580      11,632
Mar-99        16,760      11,800
Mar-99        16,330      11,645
Mar-99        16,250      11,625
Mar-99        15,780      11,312
Mar-99        16,140      11,370
Mar-99        16,570      11,562
Mar-99        16,470      11,497
Mar-99        17,140      11,743
Mar-99        17,150      11,658
Mar-99        17,020      11,529

-------------------------------------------------------------------------------------------------------------------
                                                                                      TOTAL RETURN
                                                                      ---------------------------------------------
                                                                               SINCE INCEPTION TO 3-31-99
                                                                          INVESTOR CLASS          ADVISOR CLASS
                                                                            (4-14-98)               (4-29-98)
-------------------------------------------------------------------------------------------------------------------
Technology Fund                                                                  70.20%                 55.90%
S&P 500-TM- Stock Index                                                          15.29%                 17.52%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S & P 500 STOCK INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

TELECOMMUNICATIONS FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE, OR SALE OF COMMUNICATIONS SERVICES OR COMMUNICATIONS EQUIPMENT.
INCEPTION: APRIL 1, 1998

An explosion of corporate merger activity was a major theme of the Telecommunications sector during the period. Mergers such as Bell Atlantic with GTE and World Com with MCI, were the industry's response to the Telecommunications Act of 1996, which ruled that local telephone companies, long distance carriers and cable television operators could enter each other's markets. The heightened consolidation was viewed favorably by investors as the sector posted solid gains and outperformed the general market. The Fund's total return for the period ended March 31,1999 was 30.30%.

           CUMULATIVE FUND PERFORMANCE: APRIL 1, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             TELECOMM       TCCOM ADV      S&P 500
Apr-98            10,000          10,000      10,000
Apr-98            10,110          10,110      10,107
Apr-98            10,210          10,210      10,131
Apr-98            10,080          10,080      10,119
Apr-98             9,940           9,940      10,013
Apr-98             9,840           9,840       9,941
Apr-98             9,950           9,950      10,023
Apr-98             9,800           9,800      10,014
Apr-98             9,920           9,920      10,069
Apr-98             9,960           9,960      10,101
Apr-98             9,970           9,970      10,000
Apr-98            10,090          10,090      10,131
Apr-98            10,100          10,100      10,140
Apr-98            10,060          10,060      10,164
Apr-98            10,090          10,090      10,197
Apr-98             9,950           9,950      10,103
Apr-98             9,870           9,870       9,998
Apr-98             9,700           9,700       9,805
Apr-98             9,690           9,690       9,792
Apr-98             9,740           9,740       9,878
Apr-98             9,880           9,880      10,033
May-98             9,960           9,960      10,116
May-98            10,090          10,090      10,126
May-98            10,040          10,040      10,068
May-98             9,880           9,880       9,971
May-98             9,780           9,780       9,883
May-98             9,880           9,880      10,000
May-98             9,870           9,870       9,986
May-98             9,910           9,910      10,069
May-98             9,810           9,810      10,097
May-98             9,790           9,790      10,083
May-98             9,740           9,740      10,005
May-98             9,740           9,740       9,979
May-98             9,740           9,740      10,012
May-98             9,920           9,920      10,098
May-98             9,930           9,930      10,059
May-98             9,940           9,940      10,021
May-98             9,810           9,810       9,872
May-98             9,790           9,790       9,856
May-98             9,830           9,830       9,905
May-98             9,790           9,790       9,844
Jun-98             9,780           9,780       9,845
Jun-98             9,880           9,880       9,864
Jun-98             9,800           9,800       9,771
Jun-98             9,860           9,860       9,880
Jun-98            10,050          10,050      10,052
Jun-98            10,000          10,000      10,068
Jun-98            10,050          10,050      10,093
Jun-98            10,000          10,000      10,037
Jun-98             9,800           9,800       9,878
Jun-98             9,860           9,860       9,916
Jun-98             9,610           9,610       9,719
Jun-98             9,710           9,710       9,814
Jun-98             9,900           9,900       9,991
Jun-98             9,840           9,840       9,984
Jun-98             9,890           9,890       9,932
Jun-98             9,960           9,960       9,956
Jun-98            10,220          10,220      10,102
Jun-98            10,080          10,080      10,223
Jun-98            10,080          10,080      10,191
Jun-98            10,080          10,080      10,226
Jun-98            10,120          10,120      10,274
Jun-98            10,130          10,130      10,232
Jul-98            10,270          10,220      10,365
Jul-98            10,240          10,200      10,345
Jul-98            10,390          10,340      10,444
Jul-98            10,390          10,340      10,420
Jul-98            10,470          10,430      10,525
Jul-98            10,400          10,340      10,455
Jul-98            10,420          10,370      10,507
Jul-98            10,520          10,460      10,515
Jul-98            10,610          10,560      10,627
Jul-98            10,710          10,660      10,602
Jul-98            10,830          10,780      10,685
Jul-98            10,890          11,050      10,709
Jul-98            11,110          10,990      10,685
Jul-98            11,040          10,940      10,514
Jul-98            11,000          10,710      10,505
Jul-98            10,770          10,900      10,285
Jul-98            10,960          10,780      10,295
Jul-98            10,840          10,490      10,353
Jul-98            10,550          10,490      10,199
Jul-98            10,550          10,680      10,154
Jul-98            10,740          10,510      10,313
Jul-98            10,570          10,510      10,113
Aug-98            10,490          10,430      10,039
Aug-98            10,010           9,960       9,675
Aug-98            10,110          10,050       9,759
Aug-98            10,230          10,180       9,833
Aug-98            10,140          10,090       9,831
Aug-98            10,050           9,990       9,774
Aug-98             9,880           9,820       9,647
Aug-98            10,010           9,950       9,784
Aug-98             9,980           9,920       9,700
Aug-98             9,790           9,730       9,590
Aug-98            10,040           9,980       9,779
Aug-98            10,220          10,160       9,937
Aug-98            10,180          10,120       9,909
Aug-98            10,160          10,100       9,851
Aug-98            10,000           9,940       9,757
Aug-98            10,090          10,030       9,819
Aug-98            10,090          10,030       9,862
Aug-98            10,000           9,940       9,784
Aug-98             9,550           9,490       9,408
Aug-98             9,640           9,580       9,270
Aug-98             9,010           8,950       8,641
Sep-98             9,360           9,300       8,972
Sep-98             9,280           9,220       8,938
Sep-98             9,180           9,120       8,864
Sep-98             9,190           9,130       8,788
Sep-98             9,740           9,680       9,236
Sep-98             9,560           9,500       9,080
Sep-98             9,320           9,260       8,845
Sep-98             9,580           9,510       9,106
Sep-98             9,720           9,660       9,292
Sep-98             9,650           9,580       9,364
Sep-98             9,700           9,640       9,434
Sep-98             9,240           9,180       9,194
Sep-98             9,430           9,360       9,205
Sep-98             9,360           9,290       9,240
Sep-98             9,390           9,330       9,293
Sep-98             9,820           9,750       9,620
Sep-98             9,610           9,550       9,410
Sep-98             9,620           9,560       9,428
Sep-98             9,650           9,590       9,463
Sep-98             9,710           9,640       9,466
Sep-98             9,350           9,290       9,178
Oct-98             9,210           9,140       8,901
Oct-98             9,340           9,270       9,048
Oct-98             9,170           9,100       8,921
Oct-98             9,130           9,070       8,885
Oct-98             9,120           9,050       8,759
Oct-98             9,110           9,050       8,658
Oct-98             9,110           9,050       8,883
Oct-98             9,180           9,110       9,003
Oct-98             9,230           9,160       8,977
Oct-98             9,460           9,390       9,074
Oct-98             9,850           9,780       9,453
Oct-98             9,630           9,560       9,533
Oct-98             9,700           9,620       9,587
Oct-98             9,750           9,680       9,601
Oct-98             9,910           9,830       9,655
Oct-98             9,970           9,890       9,732
Oct-98             9,900           9,830       9,662
Oct-98            10,030           9,950       9,677
Oct-98            10,080          10,000       9,614
Oct-98            10,040           9,960       9,638
Oct-98            10,230          10,150       9,799
Oct-98            10,360          10,280       9,914
Nov-98            10,420          10,340      10,031
Nov-98            10,500          10,420      10,024
Nov-98            10,540          10,460      10,095
Nov-98            10,670          10,580      10,230
Nov-98            10,700          10,610      10,297
Nov-98            10,620          10,540      10,199
Nov-98            10,570          10,490      10,181
Nov-98            10,540          10,460      10,116
Nov-98            10,400          10,320      10,086
Nov-98            10,390          10,310      10,159
Nov-98            10,560          10,480      10,250
Nov-98            10,670          10,590      10,281
Nov-98            10,740          10,660      10,328
Nov-98            10,880          10,800      10,401
Nov-98            10,950          10,870      10,500
Nov-98            11,110          11,020      10,722
Nov-98            11,090          11,010      10,675
Nov-98            11,220          11,130      10,710
Nov-98            11,290          11,190      10,759
Nov-98            10,960          10,870      10,501
Dec-98            11,090          11,000      10,606
Dec-98            11,000          10,910      10,569
Dec-98            11,060          10,970      10,379
Dec-98            11,370          11,280      10,619
Dec-98            11,570          11,470      10,718
Dec-98            11,540          11,440      10,661
Dec-98            11,600          11,500      10,680
Dec-98            11,470          11,370      10,513
Dec-98            11,430          11,330      10,526
Dec-98            11,160          11,070      10,298
Dec-98            11,400          11,310      10,493
Dec-98            11,370          11,280      10,485
Dec-98            11,590          11,500      10,648
Dec-98            11,700          11,600      10,721
Dec-98            12,070          11,970      10,854
Dec-98            11,920          11,820      10,861
Dec-98            12,260          12,170      11,086
Dec-98            12,210          12,120      11,066
Dec-98            12,340          12,250      11,059
Dec-98            12,590          12,490      11,206
Dec-98            12,360          12,270      11,117
Dec-98            12,420          12,320      11,093
Jan-99            12,410          12,320      11,082
Jan-99            12,810          12,710      11,233
Jan-99            13,190          13,090      11,482
Jan-99            13,060          12,960      11,458
Jan-99            13,130          13,030      11,506
Jan-99            12,930          12,830      11,405
Jan-99            12,640          12,550      11,185
Jan-99            12,630          12,540      11,139
Jan-99            12,460          12,360      10,939
Jan-99            12,890          12,800      11,219
Jan-99            13,450          13,350      11,288
Jan-99            13,590          13,490      11,340
Jan-99            13,170          13,080      11,146
Jan-99            13,150          13,050      11,056
Jan-99            13,010          12,920      11,135
Jan-99            13,230          13,130      11,301
Jan-99            13,160          13,060      11,218
Jan-99            13,470          13,370      11,419
Jan-99            13,500          13,390      11,548
Feb-99            13,460          13,360      11,488
Feb-99            13,230          13,130      11,388
Feb-99            13,330          13,230      11,479
Feb-99            13,020          12,920      11,266
Feb-99            12,780          12,680      11,184
Feb-99            12,950          12,850      11,224
Feb-99            12,610          12,510      10,975
Feb-99            12,570          12,470      11,041
Feb-99            13,020          12,920      11,317
Feb-99            12,720          12,630      11,101
Feb-99            12,890          12,790      11,207
Feb-99            12,650          12,550      11,046
Feb-99            12,940          12,830      11,165
Feb-99            12,940          12,840      11,183
Feb-99            13,390          13,280      11,480
Feb-99            13,170          13,060      11,471
Feb-99            13,170          13,070      11,311
Feb-99            13,040          12,940      11,235
Feb-99            12,900          12,800      11,175
Mar-99            12,790          12,690      11,155
Mar-99            12,610          12,520      11,059
Mar-99            12,630          12,530      11,079
Mar-99            12,730          12,630      11,250
Mar-99            13,060          12,950      11,510
Mar-99            13,150          13,050      11,575
Mar-99            13,160          13,050      11,549
Mar-99            13,160          13,050      11,613
Mar-99            13,270          13,160      11,710
Mar-99            13,180          13,070      11,682
Mar-99            13,260          13,150      11,797
Mar-99            13,260          13,150      11,789
Mar-99            13,180          13,070      11,712
Mar-99            13,250          13,140      11,881
Mar-99            13,040          12,930      11,725
Mar-99            12,950          12,830      11,704
Mar-99            12,590          12,480      11,390
Mar-99            12,760          12,640      11,448
Mar-99            12,990          12,870      11,641
Mar-99            12,970          12,850      11,576
Mar-99            13,220          13,100      11,823
Mar-99            13,070          12,960      11,738
Mar-99            13,030          12,910      11,608

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-1-98)               (4-1-98)
-------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                                                           30.30%                29.10%
S&P 500-TM- Composite Stock Price Index                                           16.08%                16.08%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TRANSPORTATION FUND

OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN COMPANIES ENGAGED IN PROVIDING TRANSPORTATION SERVICES OR COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, DISTRIBUTION, OR SALE OF TRANSPORTATION EQUIPMENT.
INCEPTION: APRIL 2, 1998

During the period, the airline industry, a major component of the Transportation sector, enjoyed lower fuel costs; however, the group continued to underperform the overall market. The global economic slowdown hurt carriers like AMR's American Airlines due to its reliance on international routes and over capacity in domestic routes. Railroad stocks, like Burlington Northern Santa Fe, were troubled by slower traffic growth due to weakness in heavy industries and grain export markets. The Fund's total return for the period ended March 31,1999 was -20.10%.

           CUMULATIVE FUND PERFORMANCE: APRIL 2, 1998--MARCH 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           TRANSPORTATION    S&P 500
Apr-98              10,000      10,000
Apr-98              10,020      10,024
Apr-98               9,940      10,012
Apr-98               9,800       9,907
Apr-98               9,670       9,836
Apr-98               9,740       9,917
Apr-98               9,720       9,908
Apr-98               9,760       9,962
Apr-98               9,860       9,994
Apr-98               9,890       9,894
Apr-98               9,920      10,024
Apr-98               9,820      10,032
Apr-98               9,830      10,057
Apr-98               9,810      10,089
Apr-98               9,700       9,996
Apr-98               9,540       9,892
Apr-98               9,300       9,701
Apr-98               9,300       9,688
Apr-98               9,420       9,773
Apr-98               9,490       9,926
May-98               9,450      10,009
May-98               9,520      10,018
May-98               9,420       9,961
May-98               9,260       9,865
May-98               9,280       9,778
May-98               9,370       9,894
May-98               9,310       9,881
May-98               9,300       9,962
May-98               9,380       9,990
May-98               9,420       9,976
May-98               9,310       9,899
May-98               9,240       9,873
May-98               9,240       9,906
May-98               9,310       9,992
May-98               9,260       9,952
May-98               9,240       9,915
May-98               9,160       9,768
May-98               9,030       9,752
May-98               9,070       9,800
May-98               9,070       9,739
Jun-98               8,950       9,741
Jun-98               8,890       9,759
Jun-98               8,940       9,667
Jun-98               8,920       9,775
Jun-98               9,020       9,945
Jun-98               9,090       9,962
Jun-98               9,260       9,986
Jun-98               9,150       9,931
Jun-98               9,060       9,773
Jun-98               8,990       9,811
Jun-98               8,900       9,616
Jun-98               8,940       9,711
Jun-98               8,980       9,885
Jun-98               8,920       9,878
Jun-98               8,910       9,827
Jun-98               8,880       9,850
Jun-98               8,860       9,995
Jun-98               8,900      10,115
Jun-98               8,930      10,083
Jun-98               8,940      10,118
Jun-98               9,040      10,165
Jun-98               9,060      10,123
Jul-98               9,150      10,255
Jul-98               9,120      10,236
Jul-98               9,270      10,333
Jul-98               9,300      10,309
Jul-98               9,310      10,414
Jul-98               9,320      10,344
Jul-98               9,270      10,396
Jul-98               9,250      10,403
Jul-98               9,380      10,514
Jul-98               9,220      10,489
Jul-98               9,200      10,572
Jul-98               9,150      10,596
Jul-98               9,120      10,572
Jul-98               9,030      10,402
Jul-98               9,060      10,393
Jul-98               8,920      10,176
Jul-98               8,800      10,186
Jul-98               8,840      10,243
Jul-98               8,760      10,091
Jul-98               8,680      10,046
Jul-98               8,770      10,204
Jul-98               8,600      10,006
Aug-98               8,520       9,932
Aug-98               8,260       9,572
Aug-98               8,260       9,656
Aug-98               8,290       9,729
Aug-98               8,340       9,727
Aug-98               8,220       9,671
Aug-98               8,080       9,544
Aug-98               8,210       9,680
Aug-98               8,030       9,597
Aug-98               7,950       9,489
Aug-98               8,030       9,676
Aug-98               8,180       9,832
Aug-98               8,070       9,804
Aug-98               8,030       9,746
Aug-98               7,890       9,653
Aug-98               7,930       9,715
Aug-98               7,980       9,758
Aug-98               7,770       9,680
Aug-98               7,460       9,309
Aug-98               7,440       9,172
Aug-98               7,140       8,549
Sep-98               7,230       8,877
Sep-98               7,130       8,843
Sep-98               7,010       8,770
Sep-98               6,990       8,695
Sep-98               7,300       9,138
Sep-98               7,130       8,984
Sep-98               6,940       8,752
Sep-98               7,090       9,009
Sep-98               7,360       9,194
Sep-98               7,500       9,265
Sep-98               7,550       9,335
Sep-98               7,350       9,097
Sep-98               7,350       9,108
Sep-98               7,340       9,142
Sep-98               7,500       9,195
Sep-98               7,620       9,519
Sep-98               7,470       9,310
Sep-98               7,470       9,328
Sep-98               7,530       9,363
Sep-98               7,380       9,366
Sep-98               7,120       9,081
Oct-98               6,870       8,807
Oct-98               6,960       8,952
Oct-98               6,800       8,826
Oct-98               6,820       8,791
Oct-98               6,670       8,667
Oct-98               6,370       8,566
Oct-98               6,580       8,788
Oct-98               6,670       8,908
Oct-98               6,600       8,882
Oct-98               6,740       8,978
Oct-98               7,150       9,353
Oct-98               7,430       9,432
Oct-98               7,480       9,486
Oct-98               7,480       9,499
Oct-98               7,390       9,553
Oct-98               7,420       9,629
Oct-98               7,350       9,559
Oct-98               7,360       9,574
Oct-98               7,390       9,512
Oct-98               7,370       9,536
Oct-98               7,430       9,696
Oct-98               7,670       9,809
Nov-98               7,860       9,925
Nov-98               7,790       9,918
Nov-98               7,840       9,988
Nov-98               7,970      10,122
Nov-98               7,980      10,187
Nov-98               7,800      10,091
Nov-98               7,660      10,074
Nov-98               7,600      10,009
Nov-98               7,610       9,979
Nov-98               7,670      10,051
Nov-98               7,740      10,142
Nov-98               7,780      10,172
Nov-98               7,880      10,218
Nov-98               7,810      10,291
Nov-98               7,850      10,389
Nov-98               7,980      10,609
Nov-98               8,050      10,562
Nov-98               8,020      10,597
Nov-98               8,060      10,645
Nov-98               7,910      10,389
Dec-98               7,980      10,493
Dec-98               7,990      10,457
Dec-98               7,870      10,269
Dec-98               7,920      10,507
Dec-98               8,020      10,604
Dec-98               7,970      10,548
Dec-98               7,900      10,567
Dec-98               7,800      10,402
Dec-98               7,700      10,415
Dec-98               7,560      10,189
Dec-98               7,560      10,382
Dec-98               7,540      10,374
Dec-98               7,710      10,535
Dec-98               7,800      10,607
Dec-98               7,820      10,740
Dec-98               7,810      10,746
Dec-98               7,870      10,969
Dec-98               7,850      10,949
Dec-98               7,850      10,942
Dec-98               7,900      11,087
Dec-98               8,000      10,999
Dec-98               8,060      10,975
Jan-99               8,030      10,965
Jan-99               8,180      11,114
Jan-99               8,420      11,360
Jan-99               8,420      11,337
Jan-99               8,570      11,385
Jan-99               8,410      11,285
Jan-99               8,200      11,067
Jan-99               8,090      11,021
Jan-99               7,930      10,823
Jan-99               8,050      11,100
Jan-99               8,100      11,169
Jan-99               7,940      11,220
Jan-99               7,890      11,028
Jan-99               7,790      10,939
Jan-99               7,850      11,018
Jan-99               7,880      11,181
Jan-99               7,770      11,100
Jan-99               7,790      11,298
Jan-99               8,020      11,425
Feb-99               8,100      11,366
Feb-99               7,980      11,268
Feb-99               8,080      11,358
Feb-99               8,090      11,147
Feb-99               8,060      11,066
Feb-99               7,970      11,105
Feb-99               7,860      10,858
Feb-99               7,820      10,924
Feb-99               7,880      11,197
Feb-99               7,740      10,983
Feb-99               7,820      11,088
Feb-99               7,800      10,929
Feb-99               7,780      11,047
Feb-99               7,830      11,064
Feb-99               8,010      11,358
Feb-99               7,950      11,350
Feb-99               7,990      11,191
Feb-99               7,900      11,116
Feb-99               7,860      11,056
Mar-99               7,900      11,037
Mar-99               7,970      10,942
Mar-99               7,910      10,962
Mar-99               7,960      11,131
Mar-99               8,130      11,388
Mar-99               8,070      11,453
Mar-99               8,020      11,427
Mar-99               7,960      11,490
Mar-99               7,960      11,586
Mar-99               7,980      11,559
Mar-99               8,220      11,672
Mar-99               8,170      11,664
Mar-99               8,060      11,588
Mar-99               8,250      11,755
Mar-99               8,090      11,601
Mar-99               8,010      11,580
Mar-99               7,830      11,269
Mar-99               7,860      11,327
Mar-99               7,990      11,518
Mar-99               7,930      11,453
Mar-99               8,000      11,698
Mar-99               8,130      11,614
Mar-99               7,990      11,485

-------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                        -------------------------------------------
                                                                                SINCE INCEPTION TO 3-31-99
                                                                           INVESTOR CLASS         ADVISOR CLASS
                                                                              (4-2-98)               (6-9-98)
-------------------------------------------------------------------------------------------------------------------
Transportation Fund                                                               -20.10%               -14.15%
S&P 500-TM- Composite Stock Price Index                                            14.85%                15.02%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON INVESTOR CLASS SHARES ONLY; PERFORMANCE FOR ADVISOR CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

                               RYDEX SERIES TRUST

                                  ENERGY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
COMMON STOCKS 97.8%
BP Amoco Plc., Sponsored ADR...........     24,961  $ 2,519,501
Exxon Corp.............................     28,125    1,984,570
Mobil Corp.............................     18,049    1,588,312
Chevron Corp...........................     15,102    1,335,583
Royal Dutch Petroleum Co., NY Shares...     24,798    1,289,496
Schlumberger Ltd.......................     15,713      945,726
Enron Corp.............................     14,166      910,165
Halliburton Co.........................     18,094      696,619
Atlantic Richfield Co..................      9,420      687,660
Texaco, Inc............................     11,575      656,881
Phillips Petroleum Co..................     10,474      494,897
Unocal Corp............................      9,926      365,401
USX-Marathon Group.....................     12,677      348,618
Baker Hughes, Inc......................     13,447      326,933
Burlington Resources, Inc..............      7,294      291,304
Coastal Corp...........................      8,728      288,024
Occidental Petroleum Corp..............     14,292      257,256
Conoco, Inc............................      7,842      192,619
Vastar Resources, Inc..................      4,006      191,287
Amerada Hess Corp......................      3,718      187,062
Anadarko Petroleum Corp................      4,947      186,749
Diamond Offshore Drilling, Inc.........      5,578      176,404
Tosco Corp.............................      6,304      156,418
Sonat, Inc.............................      4,524      135,720
Sunoco, Inc............................      3,721      134,189
Ashland, Inc...........................      3,059      125,228
Union Pacific Resources Group, Inc.....     10,289      122,182
Transocean Offshore, Inc...............      4,129      118,967
Kerr-McGee Corp........................      3,552      116,550
Enron Oil & Gas Co.....................      6,314      104,970

                                                         MARKET
                                                          VALUE
                                            SHARES     (NOTE 1)
                                         ---------  -----------
Apache Corp............................      4,023  $   104,849
Weatherford International, Inc.*.......      4,001      104,526
Noble Drilling Corp.*..................      5,402       93,522
Santa Fe International Corp............      4,721       88,224
Global Marine, Inc.*...................      7,131       83,789
Murphy Oil Corp........................      1,849       76,734
Ultramar Diamond Shamrock Corp.........      3,495       75,579
Smith International, Inc...............      1,514       60,560
ENSCO International, Inc...............      4,255       56,645
                                                    -----------
    Total Common Stocks
      (Cost $16,546,153)...............              17,679,719
                                                    -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810%, due 04/01/99 (Note 2)........  $107,731      107,731
  4.850%, due 04/01/99 (Note 2)........    88,720       88,720
  4.875%, due 04/01/99 (Note 2)........   203,549      203,549
                                                   -----------
    Total Repurchase Agreements (Cost
      $400,000)........................                400,000
                                                   -----------
    Total Investments 100% (Cost
      $16,946,153).....................            $18,079,719
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     18

                               RYDEX SERIES TRUST

                            FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
COMMON STOCKS 97.7%
American International Group, Inc......  29,242  $ 3,527,315
BankAmerica Corp.......................  48,043    3,393,037
Citigroup, Inc.........................  33,204    2,120,906
Freddie Mac............................  28,566    1,978,196
Chase Manhattan Corp...................  23,561    1,915,804
Morgan Stanley Dean Witter & Co........  18,330    1,831,854
Bank One Corp..........................  32,812    1,806,711
Wells Fargo & Co.......................  45,966    1,611,683
American Express Co....................  12,651    1,486,492
First Union Corp.......................  26,986    1,442,064
Charles Schwab Corp....................  12,277    1,180,127
Fannie Mae.............................  19,359    1,105,883
Merrill Lynch & Co.....................  11,046      976,881
Associates First Capital Corp., Class
  A....................................  20,312      914,040
Allstate Corp..........................  22,899      848,694
Bank Of New York Co., Inc..............  21,119      758,964
U.S. Bancorp...........................  20,255      689,936
Washington Mutual, Inc.................  16,557      676,767
Household International, Inc...........  13,474      614,751
J. P. Morgan & Co., Inc................   4,912      606,018
National City Corp.....................   9,090      603,349
Fleet Financial Group, Inc.............  15,862      596,808
MBNA Corp..............................  22,318      532,842
Marsh & McLennan Cos., Inc.............   7,157      530,960
Mellon Bank Corp.......................   7,295      513,386
American General Corp..................   7,003      493,712
Fifth Third Bancorp....................   7,459      491,828
CIGNA Corp.............................   5,746      481,587
PNC Bank Corp..........................   8,388      466,058
Wachovia Corp..........................   5,659      459,440
Equitable Companies, Inc...............   6,233      436,310
AFLAC, Inc.............................   7,395      402,565
KeyCorp................................  12,704      385,090
State Street Corp......................   4,481      368,282
SunTrust Banks, Inc....................   5,849      364,100
Hartford Financial Services Group,
  Inc..................................   6,355      361,043
BankBoston Corp........................   8,263      357,891
Aetna, Inc.............................   3,947      327,601
BB&T Corp..............................   8,675      313,927

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
Aon Corp...............................   4,742  $   299,932
Progressive Corp.......................   2,023      290,300
Lincoln National Corp..................   2,826      279,421
Northern Trust Corp....................   3,099      275,230
Conseco, Inc...........................   8,794      271,515
Comerica, Inc..........................   4,337      270,791
Chubb Corp.............................   4,552      266,577
Transamerica Corp......................   3,484      247,364
Loews Corp.............................   3,173      236,785
Bankers Trust Corp.....................   2,660      234,745
Mercantile Bancorporation, Inc.........   4,389      208,477
St. Paul Cos., Inc.....................   6,579      204,360
Lehman Brothers Holdings, Inc..........   3,333      199,147
Franklin Resources, Inc................   7,067      198,759
SLM Holding Corp.......................   4,625      193,094
Summit Bancorp.........................   4,846      188,994
UNUM Corp..............................   3,862      183,686
Huntington Bancshares, Inc.............   5,846      180,861
Cincinnati Financial Corp..............   4,660      169,799
MBIA, Inc..............................   2,773      160,834
SAFECO Corp............................   3,797      153,541
                                                 -----------
    Total Common Stocks (Cost
      $39,646,443).....................           42,687,114
                                                 -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.3%
Repurchase agreements collateralized by
  U.S. Treasury Obligations:
4.810%, due 04/01/99 (Note 2)..........  $269,328      269,328
4.850%, due 04/01/99 (Note 2)..........   221,800      221,800
4.875%, due 04/01/99 (Note 2)..........   508,872      508,872
                                                   -----------
    Total Repurchase Agreements (Cost
      $1,000,000)......................              1,000,000
                                                   -----------
    Total Investments 100% (Cost
      $40,646,443).....................            $43,687,114
                                                   -----------
                                                   -----------

See Notes to Financial Statements.     19

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.2%
Merck & Co., Inc.......................    17,535  $ 1,406,088
Pfizer, Inc............................     9,558    1,326,172
Bristol-Myers Squibb Co................    19,109    1,228,948
Johnson & Johnson......................    11,421    1,070,005
Eli Lilly & Co.........................     9,340      792,732
American Home Products Corp............    10,448      681,732
Abbott Laboratories....................    13,964      653,690
Schering-Plough Corp. Wisconsin........    11,723      648,428
Glaxo Welcome Plc., Sponsored ADR......     9,249      619,105
Medtronic, Inc.........................     8,262      592,798
Warner-Lambert Co......................     7,907      523,345
Pharmacia & Upjohn, Inc................     7,632      476,046
SmithKline Beecham Plc., Sponsored
  ADR..................................     6,339      453,239
Baxter International, Inc..............     4,049      267,234
Guidant Corp...........................     4,265      258,032
McKesson HBOC, Inc.....................     3,896      257,136
Cardinal Health, Inc...................     3,851      254,166
Boston Scientific Corp.*...............     5,545      224,919
Columbia/HCA Healthcare Corp...........     8,840      167,407
Becton, Dickinson and Co...............     3,696      141,603
United HealthCare Corp.................     2,636      138,720
Tenet Healthcare Corp.*................     4,391       83,155
Allergan, Inc..........................       935       82,163
WellPoint Heath Networks, Inc.*........       947       71,794
Stryker Corp...........................     1,365       68,847
Biomet, Inc............................     1,585       66,471
Forest Laboratories, Inc.*.............     1,171       66,015
Healthsouth Corp.*.....................     5,952       61,752
Watson Pharmaceuticals,
  Inc.*................................     1,347       59,436

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Bausch & Lomb, Inc.....................       784  $    50,960
Mylan Laboratories, Inc................     1,826       50,101
ALZA Corp.*............................     1,233       47,162
Health Management Associates, Inc.,
  Class A*.............................     3,566       43,461
Hillenbrand Industries, Inc............       940       43,416
Humana, Inc............................     2,369       40,865
C. R. Bard, Inc........................       759       38,282
Sybron International Corp.*............     1,461       36,525
Foundation Health Systems, Inc., Class
  A*...................................     2,963       36,112
HCR Manor Care, Inc.*..................     1,569       35,793
Gilead Sciences, Inc.*.................       772       35,126
Universal Health Services, Inc., Class
  B*...................................       770       33,303
Rexall Sundown, Inc.*..................     1,735       33,290
Beckman Coulter, Inc...................       724       31,856
Oxford Health Plans, Inc.*.............     2,035       31,797
Bergen Brunswig Corp., Class A.........     1,546       30,920
Dentsply International, Inc............     1,328       30,876
PacifiCare Health Systems, Inc., Class
  B*...................................       435       29,689
St. Jude Medical, Inc.*................     1,191       29,031
ICN Pharmaceuticals, Inc...............     1,083       27,278
Mallinckrodt, Inc......................     1,009       26,865
Steris Corp.*..........................       965       25,693
Agouron Pharmaceuticals, Inc.*.........       453       25,623
Omnicare, Inc..........................     1,268       24,171
Lincare Holdings, Inc.*................       824       23,175
PacifiCare Health Systems, Inc., Class
  A*...................................       376       22,630
Total Renal Care Holdings, Inc.*.......     2,049       22,539
Covance, Inc.*.........................       828       20,752

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     20

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Amerisource Health Corp., Class A*.....       605  $    20,683
Quorum Health Group, Inc.*.............     1,829       18,290
Safeskin Corp.*........................     2,381       17,709
Dura Pharmaceuticals, Inc.*............     1,174       16,583
Integrated Health Services, Inc.*......     2,305       12,677
Genesis Health Ventures,
  Inc.*................................     1,537        7,493
Perrigo Co.*...........................     1,020        7,395
Vencor, Inc.*..........................     3,045        3,997
                                                   -----------
    Total Common Stocks
      (Cost $11,931,573)...............             13,773,296
                                                   -----------

                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE
 AGREEMENTS 2.8%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations:
  4.810%, due 04/01/99
    (Note 2)...........................  $107,731  $   107,731
  4.850%, due 04/01/99
    (Note 2)...........................    88,720       88,720
  4.875%, due 04/01/99
    (Note 2)...........................   203,549      203,549
                                                   -----------
    Total Repurchase Agreements (Cost
      $400,000)........................                400,000
                                                   -----------
    Total Investments 100% (Cost
      $12,331,573).....................            $14,173,296
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     21

                               RYDEX SERIES TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 98.2%
Microsoft Corp.*.......................    38,464  $ 3,447,336
Intel Corp.............................    18,365    2,183,139
Cisco Systems, Inc.*...................    18,928    2,073,799
International Business Machines
  Corp.................................    10,948    1,940,533
Lucent Technologies, Inc...............    17,920    1,930,880
America Online, Inc.*..................    12,664    1,848,900
Dell Computer Corp.*...................    32,395    1,324,146
Hewlett-Packard Co.....................    17,208    1,166,918
EMC Corp.*.............................     8,544    1,091,496
Compaq Computer Corp...................    28,814      913,044
Sun Microsystems, Inc.*................     6,523      814,967
Motorola, Inc..........................    10,172      745,099
Texas Instruments, Inc.................     6,621      657,134
Oracle Corp.*..........................    24,708      651,673
Yahoo!, Inc.*..........................     3,345      563,214
Automatic Data Processing, Inc.........    10,322      427,073
Electronic Data Systems
  Corp.................................     8,351      406,589
Applied Materials, Inc.*...............     6,327      390,297
Computer Associates International,
  Inc..................................     9,130      324,686
Tellabs, Inc.*.........................     3,292      321,793
First Data Corp........................     7,492      320,283
Ascend Communications, Inc.*...........     3,676      307,635
Micron Technology, Inc.................     4,198      202,554
Solectron Corp.*.......................     4,033      195,853
Gateway 2000, Inc.*....................     2,649      181,622
At Home Corp., Series A*...............     1,000      157,500
QUALCOMM, Inc.*........................     1,211      150,618
Compuware Corp.*.......................     6,228      148,694
Computer Sciences Corp. *..............     2,692      148,565
Novell, Inc.*..........................     5,703      143,644
3Com Corp.*............................     6,080      141,740
BMC Software, Inc.*....................     3,678      136,316
Paychex, Inc...........................     2,779      131,829
Linear Technology Corp.................     2,553      130,841
Unisys Corp............................     4,417      122,296

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Maxim Integrated Products, Inc.*.......     2,259  $   122,268
Seagate Technology, Inc.*..............     4,133      122,182
Parametric Technology Corp.*...........     5,640      111,390
Ceridian Corp..........................     3,018      110,346
ADC Telecommunications, Inc.*..........     2,285      108,966
NCR Corp.*.............................     2,099      104,950
Perkin-Elmer Corp......................     1,066      103,469
Apple Computer, Inc.*..................     2,878      103,428
Analog Devices, Inc.*..................     3,403      101,239
Xilinx, Inc.*..........................     2,451       99,419
Altera Corp.*..........................     1,649       98,115
Cadence Design Systems, Inc.*..........     3,759       96,794
CMGI, Inc.*............................       500       91,531
Excite, Inc.*..........................       500       70,000
                                                   -----------
    Total Common Stocks
      (Cost $19,236,844)...............             27,286,803
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 1.8%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations:
  4.810% due 04/01/99 (Note 2).........  $134,664      134,664
  4.850% due 04/01/99 (Note 2).........   110,900      110,900
  4.875% due 04/01/99 (Note 2).........   254,436      254,436
                                                   -----------
    Total Repurchase Agreements (Cost
      $500,000)........................                500,000
                                                   -----------
    Total Investments 100% (Cost
      $19,736,844).....................            $27,786,803
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     22

                               RYDEX SERIES TRUST

                              BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 96.5%
E. I. DuPont de Nemours & Co...........    6,792  $  394,361
Dow Chemical Co........................    2,690     250,674
Monsanto Co............................    5,049     231,938
Alcoa, Inc.............................    4,400     181,225
International Paper Co.................    3,688     155,587
Weyerhaeuser Co........................    2,389     132,590
PPG Industries, Inc....................    2,125     108,906
Air Products & Chemicals, Inc..........    2,546      87,201
Fort James Corp........................    2,648      83,909
Georgia-Pacific Corp...................    1,120      83,160
Imperial Chemical Industries Plc.,
  Sponsored ADR........................    2,182      78,143
Barrick Gold Corp......................    4,513      77,003
Union Carbide Corp.....................    1,624      73,385
Rohm & Haas Co.........................    2,140      71,824
Alcan Aluminium, Ltd...................    2,731      70,494
Praxair, Inc...........................    1,899      68,483
Sherwin-Williams Co....................    2,075      58,359
Union Camp Corp........................      832      55,848
Morton International, Inc..............    1,488      54,684
Willamette Industries, Inc.............    1,338      50,510
British Steel Plc., Sponsored ADR......    2,379      48,026
Champion International Corp............    1,148      47,140
Nucor Corp.............................    1,057      46,574
Minorco SA (Minerals & Resources Corp.,
  Ltd.), Sponsored ADR.................    2,707      46,019

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Allegheny Teledyne, Inc................    2,365  $   44,787
Temple-Inland, Inc.....................      667      41,854
Reynolds Metals Co.....................      865      41,790
Eastman Chemical Co....................      949      39,917
Mead Corp..............................    1,247      38,345
Phelps Dodge Corp......................      704      34,672
                                                  ----------
    Total Common Stocks
      (Cost $2,714,206)................            2,797,408
                                                  ----------

                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE
 AGREEMENTS 3.5%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations:
  4.810% due 04/01/99
    (Note 2)...........................  $26,933      26,933
  4.850% due 04/01/99
    (Note 2)...........................   22,180      22,180
  4.875% due 04/01/99
    (Note 2)...........................   50,887      50,887
                                                  ----------
    Total Repurchase Agreements (Cost
      $100,000)........................              100,000
                                                  ----------
    Total Investments 100% (Cost
      $2,814,206)......................           $2,897,408
                                                  ----------
                                                  ----------

See Notes to Financial Statements.     23

                               RYDEX SERIES TRUST

                             CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.8%
Proctor & Gamble Co....................    34,720  $ 3,400,390
Gillette Co............................    45,584    2,709,399
Unilever N. V., NY Shares..............    21,523    1,429,934
Colgate-Palmolive Co...................    15,314    1,408,888
Kimberly-Clark Corp....................    28,340    1,358,549
Clorox Co..............................     8,752    1,025,625
Omnicom Group, Inc.....................    12,604    1,007,532
Newell Rubbermaid, Inc.................    20,985      996,787
Interpublic Group of Cos.,
  Inc..................................    10,384      808,654
Nike, Inc., Class B....................    13,543      781,262
Cintas Corp............................     7,889      515,743
Avery Dennison Corp....................     8,597      494,327
Estee Lauder Cos., Class A.............     4,579      432,716
V. F. Corp.............................     8,960      422,800
Outdoor Systems, Inc.*.................    13,775      413,250
Maytag Corp............................     6,656      401,856
Black & Decker Corp....................     6,542      362,672
Gucci Group N.V., NY Regular Shares....     4,440      357,420
Whirlpool Corp.........................     5,681      308,904
International Flavors & Fragrances,
  Inc..................................     7,928      297,796
Leggett & Platt, Inc...................    14,706      294,120
Dial Corp..............................     7,711      265,066
Tommy Hilfiger Corp.*..................     3,515      242,096
Jones Apparel Group, Inc.*.............     7,834      218,862
Shaw Industries, Inc...................    10,513      194,491
Liz Claiborne, Inc.....................     4,825      157,416
Premark International, Inc.............     4,610      151,842
Snyder Communications, Inc.............     5,155      143,696
American Greetings Corp., Class A......     4,876      123,728

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Clayton Homes, Inc.....................    10,790  $   119,364
Catalina Marketing Corp.*..............     1,378      118,336
Westpoint Stevens, Inc.*...............     4,226      117,007
Payless Shoesource, Inc.*..............     2,512      116,808
Herman Miller, Inc.....................     6,349      115,869
CDW Computer Centers, Inc*.............     1,610      111,090
Arrow Electronics, Inc.................     7,144      107,160
Blyth Industries, Inc.*................     3,675       86,822
Furniture Brands International,
  Inc.*................................     3,875       85,734
Ethan Allen Interiors, Inc.............     2,035       84,580
                                                   -----------
    Total Common Stocks
      (Cost $20,852,373)...............             21,788,591
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/1/99
    (Note 2)...........................  $134,664      134,664
  4.850% due 04/1/99
    (Note 2)...........................   110,900      110,900
  4.875% due 04/1/99
    (Note 2)...........................   254,436      254,436
                                                   -----------
    Total Repurchase Agreements
      (Cost $500,000)..................                500,000
                                                   -----------
    Total Investments 100%
      (Cost $21,352,373)...............            $22,288,591
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     24

                               RYDEX SERIES TRUST

                                  LEISURE FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 97.9%
Time Warner, Inc.......................    9,589  $  681,418
Walt Disney Co.........................   16,179     503,570
America Online, Inc.*..................    2,517     367,482
McDonald's Corp........................    7,788     352,894
Anheuser-Busch Cos., Inc...............    4,534     345,433
CBS Corp...............................    6,502     266,176
Carnival Corp..........................    5,410     262,723
Philip Morris Cos., Inc................    6,305     221,857
Comcast Corp., Special Class A.........    3,063     192,778
Cox Communications, Inc., Class A*.....    2,453     185,508
Seagram Co., Ltd.......................    3,696     184,800
Clear Channel Communications, Inc.*....    2,449     164,236
Gannett Co., Inc.......................    2,583     162,729
News Corp., Ltd., Sponsored ADR........    4,947     145,937
Tricon Global Restaurants, Inc.*.......    1,504     105,656
Harley-Davidson, Inc...................    1,512      86,940
Cendant Corp.*.........................    5,456      85,932
Marriott International, Inc., Class
  A....................................    2,411      81,070
Mattel, Inc............................    2,865      71,267
Chancellor Media Corp.*................    1,400      65,975
Royal Caribbean Cruises, Ltd...........    1,662      64,818

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Viacom, Inc., Class A*.................      693  $   57,736
At Home Corp., Series A*...............      329      51,818
                                                  ----------
    Total Common Stocks
      (Cost $3,719,979)................            4,708,753
                                                  ----------

                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE
 AGREEMENTS 2.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99
    (Note 2)...........................  $26,933      26,933
  4.850% due 04/01/99
    (Note 2)...........................   22,180      22,180
  4.875% due 04/01/99
    (Note 2)...........................   50,887      50,887
                                                  ----------
    Total Repurchase Agreements
      (Cost $100,000)..................              100,000
                                                  ----------
    Total Investments 100%
      (Cost $3,819,979)................           $4,808,753
                                                  ----------
                                                  ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     25

                               RYDEX SERIES TRUST

                                 RETAILING FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 98.0%
Wal-Mart Stores, Inc...................    67,929  $ 6,262,205
Home Depot, Inc........................    85,036    5,293,491
McDonald's Corp........................    82,644    3,744,806
Gap, Inc...............................    38,744    2,607,956
Dayton Hudson Corp.....................    29,917    1,993,220
Walgreen Co............................    67,751    1,913,966
Amazon.com, Inc.*......................    10,212    1,758,379
Lowe's Cos., Inc.......................    24,306    1,470,513
Costco Cos., Inc.*.....................    14,906    1,364,831
CVS Corp...............................    26,443    1,256,043
Sears, Roebuck & Co....................    26,482    1,196,655
Staples, Inc.*.........................    31,864    1,047,529
May Department Stores Co...............    23,186      907,152
Kohl's Corp.*..........................    10,941      775,443
TJX Cos., Inc..........................    22,339      759,526
Tricon Global Restaurants, Inc.*.......    10,566      742,262
Best Buy Co., Inc.*....................    13,947      725,244
J. C. Penney Co., Inc..................    17,579      711,950
Office Depot, Inc.*....................    16,987      625,334
Limited, Inc...........................    15,643      619,854
Federated Department Stores, Inc.*.....    14,495      581,612
Kmart Corp.*...........................    34,074      572,869
Circuit City Stores -
  Circuit City Group, Inc..............     6,944      532,084
Dollar General Corp....................    14,495      492,830
Rite Aid Corp..........................    17,886      447,150
Tandy Corp.............................     6,842      436,605
Nordstrom, Inc.........................     9,821      401,433
Bed Bath & Beyond, Inc.*...............     9,622      351,203
Starbucks Corp.*.......................    12,449      349,350
Toys R Us, Inc.*.......................    17,352      326,435
AutoZone, Inc.*........................    10,368      314,928
Family Dollar Stores, Inc..............    11,911      273,953
Saks, Inc.*............................     9,908      257,608
Wendy's International, Inc.............     8,602      244,619
Consolidated Stores Corp.*.............     7,569      229,435
Darden Restaurants, Inc................     9,523      196,412
Dillard's, Inc., Class A...............     7,106      180,315
Tiffany & Co...........................     2,392      178,802
Outback Steakhouse, Inc.*..............     5,089      166,665
Harcourt General, Inc..................     3,530      156,423
Barnes & Noble, Inc.*..................     4,744      152,401
Ross Stores, Inc.......................     3,185      139,543

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
BJ's Wholesale Club, Inc.*.............     5,127  $   135,545
Intimate Brands, Inc...................     2,719      130,852
Dollar Tree Stores, Inc.*..............     4,089      126,503
Brinker International, Inc.*...........     4,558      117,653
Williams-Sonoma, Inc.*.................     3,852      108,819
Payless Shoesource, Inc................     2,324      108,066
Claire's Stores, Inc...................     3,319       99,985
Fastenal Co............................     2,623       91,969
Papa John's International, Inc.*.......     2,042       90,103
Zale Corp.*............................     2,486       84,990
Longs Drug Stores, Inc.................     2,692       81,938
Neiman Marcus Group, Inc...............     3,387       76,631
CBRL Group, Inc........................     4,242       76,356
Borders Group, Inc.*...................     5,329       74,939
The Men's Wearhouse, Inc.*.............     2,583       74,584
OfficeMax, Inc.*.......................     8,639       74,511
Lands' End, Inc.*......................     2,090       72,366
CKE Restaurants, Inc...................     3,584       70,784
Venator Group, Inc.*...................     9,374       66,204
General Nutrition Cos.*................     4,716       66,024
PetSmart, Inc.*........................     8,072       64,828
                                                   -----------
    Total Common Stocks
      (Cost $35,633,489)...............             44,652,684
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99
    (Note 2)...........................  $242,395      242,395
  4.850% due 04/01/99
    (Note 2)...........................   199,620      199,620
  4.875% due 04/01/99
    (Note 2)...........................   457,985      457,985
                                                   -----------
    Total Repurchase Agreements
      (Cost $900,000)..................                900,000
                                                   -----------
    Total Investments 100%
      (Cost $36,533,489)...............            $45,552,684
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     26

                               RYDEX SERIES TRUST

                            TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 98.6%
AT&T Corp..............................    20,282  $ 1,618,757
MCI WorldCom, Inc.*....................    16,053    1,421,694
Lucent Technologies, Inc...............    11,967    1,289,444
SBC Communications, Inc................    18,860      888,777
Bell Atlantic Corp.....................    14,969      773,710
BellSouth Corp.........................    18,844      754,938
Nokia Corp., Class A, Sponsored ADR....     4,188      652,281
Vodafone Group Plc., Sponsored ADR.....     3,313      622,016
AirTouch Communications, Inc.*.........     6,144      593,664
Ameritech Corp.........................    10,032      580,602
GTE Corp...............................     9,289      561,984
LM Ericsson Telephone Co., Series B,
  Sponsored ADR........................    19,127      455,462
Northern Telecom, Ltd..................     7,098      440,963
Sprint Corp., FON Group................     3,681      361,198
Cable & Wireless Plc., Sponsored ADR...     8,583      317,035
BCE, Inc...............................     6,707      297,204
U.S. West, Inc.........................     5,371      295,741
British Telecomm Plc., Sponsored ADR...     1,729      283,880
Qwest Communications International,
  Inc.*................................     3,764      271,361
Alcatel Alsthom S.A....................    10,636      242,634
Telefonos de Mexico, S.A., Sponsored
  ADR..................................     3,094      202,657
Sprint PCS Group*......................     4,496      199,229
Tellabs, Inc.*.........................     1,954      191,003
Alltel Corp............................     1,974      123,128

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Nextel Communications, Inc., Class
  A*...................................     2,868  $   105,040
Frontier Corp..........................     1,836       95,243
QUALCOMM, Inc.*........................       746       92,784
Century Telephone Enterprises, Inc.....       983       69,056
ADC Telecommunications, Inc.*..........     1,444       68,860
PanAmSat Corp.*........................     1,597       49,707
                                                   -----------
    Total Common Stocks
      (Cost $11,115,541)...............             13,920,052
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 1.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99 (Note 2).........  $ 53,866       53,866
  4.850% due 04/01/99 (Note 2).........    44,360       44,360
  4.875% due 04/01/99 (Note 2).........   101,774      101,774
                                                   -----------
    Total Repurchase Agreements (Cost
      $200,000)........................                200,000
                                                   -----------
    Total Investments 100% (Cost
      $11,315,541).....................            $14,120,052
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     27

                               RYDEX SERIES TRUST

                              TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 96.7%
FDX Corp.*.............................    2,754  $  255,606
Burlington Northern Santa Fe Corp......    6,111     200,899
AMR Corp...............................    3,390     198,525
Southwest Airlines Co..................    6,261     189,380
Union Pacific Corp.....................    3,453     184,520
Delta Air Lines, Inc...................    2,636     183,202
Goodyear Tire & Rubber Co..............    2,902     144,556
Norfolk Southern Corp..................    5,293     139,603
CSX Corp...............................    3,030     117,981
Dana Corp..............................    3,092     117,486
Kansas City Southern Industries,
  Inc..................................    2,039     116,223
TRW, Inc...............................    2,229     101,420
Genuine Parts Co.......................    3,341      96,263
Canadian National Railway Co...........    1,580      87,888
Magna International, Inc., Class A.....    1,473      84,513
US Airways Group, Inc.*................    1,621      79,125
UAL Corp...............................      989      76,895
PACCAR, Inc............................    1,454      59,887
Federal-Mogul Corp.....................    1,253      53,879
Lear Corp.*............................    1,241      52,975
Navistar International Corp............    1,232      49,511
Comair Holdings, Inc...................    1,812      42,820
Northwest Airlines Corp.*..............    1,512      42,052
CNF Transportation, Inc................      890      33,653
GATX Corp..............................      917      30,204
Airborne Freight Corp..................      899      27,980
Cooper Tire & Rubber Co................    1,411      25,927

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Expeditors International of Washington,
  Inc..................................      459  $   24,786
Borg-Warner Automotive, Inc............      494      23,619
Alaska Airgroup, Inc.*.................      488      23,180
Newport News Shipbuilding,
  Inc..................................      657      20,819
Swift Transportation Co., Inc.*........      788      20,390
Atlas Air, Inc.*.......................      637      18,354
Asa Holdings, Inc......................      536      18,023
Arvin Industries, Inc..................      480      16,170
                                                  ----------
    Total Common Stocks (Cost
      $2,695,265)......................            2,958,314
                                                  ----------

                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE
 AGREEMENTS 3.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99 (Note 2).........  $26,933      26,933
  4.850% due 04/01/99 (Note 2).........   22,180      22,180
  4.875% due 04/01/99 (Note 2).........   50,887      50,887
                                                  ----------
    Total Repurchase Agreements (Cost
      $100,000)........................              100,000
                                                  ----------
    Total Investments 100% (Cost
      $2,795,265)......................           $3,058,314
                                                  ----------
                                                  ----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     28

                               RYDEX SERIES TRUST

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                             SHARES     (NOTE 1)
                                         ----------  -----------
COMMON STOCKS 97.7%
Schlumberger Ltd.......................     295,878  $17,808,157
Halliburton Co.........................     446,037   17,172,426
Baker Hughes, Inc......................     295,333    7,180,274
Diamond Offshore Drilling, Inc.........     179,313    5,670,774
Transocean Offshore, Inc...............     139,741    4,026,288
Weatherford International, Inc.*.......     135,446    3,538,527
Noble Drilling Corp.*..................     182,256    3,155,307
Global Marine, Inc.....................     241,003    2,831,785
Smith International, Inc...............      67,807    2,712,280
Nabors Industries, Inc.*...............     140,065    2,547,432
ENSCO International, Inc...............     190,461    2,535,512
Cooper Cameron Corp.*..................      73,976    2,505,937
R & B Falcon Corp.*....................     269,001    2,370,571
BJ Services Co.*.......................      98,265    2,303,086
McDermott International,
  Inc..................................      82,155    2,079,548
Tidewater, Inc.........................      77,210    1,997,808
Helmerich & Payne, Inc.................      68,677    1,558,109
Rowan Cos., Inc........................     116,505    1,478,157
Global Industries Ltd.*................     126,691    1,282,746
Eastern Enterprises....................      31,413    1,142,648
Varco International, Inc.*.............      89,828      999,337
Seacor Smit, Inc.*.....................      17,615      947,907
National-Oilwell, Inc.*................      73,653      851,613
Marine Drilling Co., Inc.*.............      72,731      800,041
Newpark Resources, Inc.*...............      95,308      690,983
Pride International, Inc.*.............      70,020      577,665
Houston Exploration Co.*...............      33,209      577,006
Tuboscope, Inc.*.......................      62,123      559,107

                                                          MARKET
                                                           VALUE
                                             SHARES     (NOTE 1)
                                         ----------  -----------
Oceaneering International, Inc.*.......      31,456  $   475,772
Veritas DGC, Inc.*.....................      31,747      450,411
Input/Output, Inc.*....................      70,036      442,102
Carbo Ceramics, Inc....................      20,293      438,836
Parker Drilling Co.*...................     106,894      380,810
Western Gas Resources,
  Inc..................................      44,678      335,085
                                                     -----------
    Total Common Stocks (Cost
      $84,668,249).....................               94,424,047
                                                     -----------

                                               FACE
                                             AMOUNT
                                         ----------
REPURCHASE
 AGREEMENTS 2.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99 (Note 2).........  $  592,522      592,522
  4.850% due 04/01/99 (Note 2).........     487,960      487,960
  4.875% due 04/01/99 (Note 2).........   1,119,518    1,119,518
                                                     -----------
    Total Repurchase Agreements (Cost
      $2,200,000)......................                2,200,000
                                                     -----------
    Total Investments 100% (Cost
      $86,868,249).....................              $96,624,047
                                                     -----------
                                                     -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     29

                               RYDEX SERIES TRUST

                                  BANKING FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 98.7%
BankAmerica Corp.......................   13,135  $  927,659
Chase Manhattan Corp...................    8,672     705,142
Bank One Corp..........................   12,090     665,706
Wells Fargo Co.........................   16,859     591,119
First Union Corp.......................    9,932     530,741
Bank of New York Co., Inc..............    7,813     280,780
U.S. Bancorp...........................    7,455     253,936
Washington Mutual, Inc.................    6,094     249,092
J. P. Morgan & Co., Inc................    1,808     223,062
National City Corp.....................    3,352     222,489
Fleet Financial Group, Inc.............    5,838     219,655
Firstar Corp...........................    2,247     201,106
Mellon Bank Corp.......................    2,682     188,746
Fifth Third Bancorp....................    2,744     180,932
PNC Bank Corp..........................    3,091     171,744
Wachovia Corp..........................    2,083     169,114
KeyCorp................................    4,676     141,741
State Street Corp......................    1,650     135,609
SunTrust Banks, Inc....................    2,153     134,024
BankBoston Corp........................    3,045     131,887
BB&T Corp..............................    3,193     115,547
Northern Trust Corp....................    1,144     101,602
Comerica, Inc..........................    1,598      99,775
Bankers Trust Corp.....................      979      86,397
Regions Financial Corp.................    2,271      78,633
Mercantile Bancorporation, Inc.........    1,615      76,712
Summit Bancorp.........................    1,781      69,459
Huntington Bancshares, Inc.............    2,165      66,980
Union Planters Corp....................    1,460      64,149
Southtrust Corp........................    1,718      64,103

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Marshall & Ilsley Corp.................    1,090  $   60,427
UnionBanCal Corp.......................    1,691      57,600
Synovus Financial Corp.................    2,782      56,857
Golden West Financial Corp.............      585      55,867
Amsouth Bancorporation.................    1,221      55,555
Zions Bancorporation...................      802      53,333
Republic New York Corp.................    1,098      50,645
Charter One Financial, Inc.............    1,688      48,715
First Tennessee National Corp..........    1,317      48,235
Old Kent Financial Corp................    1,068      45,123
                                                  ----------
    Total Common Stocks
        (Cost $7,377,263)..............            7,679,998
                                                  ----------

                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE
 AGREEMENTS 1.3%
Repurchase Agreements Collateralized by
  U. S. Treasury Obligations:
  4.810% due 04/01/99 (Note 2).........  $26,933      26,933
  4.850% due 04/01/99 (Note 2).........   22,180      22,180
  4.875% due 04/01/99 (Note 2).........   50,887      50,887
                                                  ----------
    Total Repurchase Agreements (Cost
      $100,000)........................              100,000
                                                  ----------
    Total Investments 100% (Cost
      $7,477,263)......................           $7,779,998
                                                  ----------
                                                  ----------

See Notes to Financial Statements.     30

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.8%
Amgen, Inc.*...........................   113,843  $ 8,523,991
Genentech, Inc., Special Common*.......    54,101    4,794,701
Biogen, Inc.*..........................    29,410    3,361,931
Immunex Corp.*.........................    24,186    2,013,485
MedImmune, Inc.*.......................    28,166    1,667,075
Chiron Corp.*..........................    75,329    1,652,530
Genzyme Corp. - General Division*......    31,889    1,608,401
BioChem Pharma, Inc.*..................    45,646      972,830
Agouron Pharmaceuticals, Inc.*.........    16,838      952,399
Centocor, Inc.*........................    20,423      755,651
Gilead Sciences, Inc.*.................    16,092      732,186
Pioneer Hi-Bred International, Inc.....    19,289      725,749
Andrx Corp.*...........................     7,957      725,082
ICOS Corp.*............................    21,397      722,149
ALZA Corp.*............................    15,497      592,791
Millennium Pharmaceuticals, Inc.*......    18,294      571,688
IDEC Pharmaceuticals Corp.*............    10,571      543,085
Affymetrix, Inc.*......................    12,107      421,475
Human Genome Sciences, Inc.*...........    11,827      410,249
Alkermes, Inc.*........................    13,114      357,357
Vertex Pharmaceuticals, Inc.*..........    13,356      337,239
Transkaryotic Therapies, Inc.*.........    10,079      320,008
Incyte Pharmaceuticals, Inc.*..........    14,625      293,414
Enzon, Inc.*...........................    19,018      280,516
Liposome Co., Inc.*....................    20,146      270,712
Inhale Therapeutic Systems, Inc.*......     8,270      224,324
Algo Pharmaceuticals Corp.*............     9,026      222,265
Coulter Pharmaceutical, Inc.*..........     8,645      188,029

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Ligand Pharmaceuticals, Inc., Class
  B*...................................    22,505  $   184,260
Scios, Inc.*...........................    20,223      183,271
Organogenesis, Inc.*...................    15,597      180,340
Serologicals Corp.*....................    12,810      173,742
Bio-Technology General Corp.*..........    28,207      168,360
Aviron*................................     8,285      167,771
Sugen, Inc.*...........................     8,643      165,838
Genset, Sponsored ADR*.................    10,705      164,589
Protein Design Labs, Inc.*.............    10,743      161,816
EntreMed, Inc.*........................     7,509      158,628
Triangle Pharmaceuticals,
  Inc.*................................    13,936      148,941
Cephalon, Inc.*........................    16,686      146,003
Isis Pharmaceuticals, Inc.*............    15,633      140,697
COR Therapeutics, Inc.*................    14,080      139,920
Geltex Pharmaceuticals, Inc.*..........     9,691      136,280
Aphton Corp.*..........................     8,355      135,769
Enzo Biochem, Inc.*....................    14,414      135,131
Gensia Sicor, Inc.*....................    46,110      129,684
PathoGenesis Corp.*....................     9,358      124,578
SuperGen, Inc.*........................    11,799      120,940
Immune Response Corp.*.................    13,593      119,788
Pharmacyclics, Inc.*...................     7,171      118,322
Regeneron Pharmaceuticals, Inc.*.......    15,854      105,033
Vical, Inc.*...........................     9,157       93,859
Texas Biotechnology Corp.*.............    19,736       92,513
Neurogen Corp.*........................     8,377       89,529
Cell Genesys, Inc.*....................    16,630       82,111
CryoLife, Inc.*........................     7,334       80,674
XOMA Ltd.*.............................    25,980       79,564
Geron Corp.*...........................     7,770       77,700
Vivus, Inc.*...........................    18,425       73,700
Maxim Pharmaceuticals, Inc.*...........     5,778       65,003

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     31

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Miravant Medical Technologies*.........     9,287  $    63,848
Immunomedics, Inc.*....................    21,935       56,894
Alexion Pharmaceuticals,
  Inc.*................................     6,532       55,114
Alliance Pharmaceutical Corp.*.........    19,185       52,759
Cytogen Corp.*.........................    49,801       51,357
Advanced Tissue Sciences, Inc.*........    22,766       49,089
Myriad Genetics, Inc.*.................     5,449       49,041
Martek Biosciences Corp.*..............     8,632       48,555
Genelabs Technologies, Inc.*...........    22,966       46,650
Creative BioMolecules, Inc.*...........    19,691       45,535
Genzyme Transgenics Corp.*.............    10,627       41,844
La Jolla Pharmaceutical Co.*...........    15,472       40,614
Diacrin, Inc.*.........................     7,262       38,126
Genzyme Corp. - Tissue Repair*.........    15,799       36,535
Sonus Pharmaceuticals, Inc.*...........     4,375       32,813
Amylin Pharmaceuticals, Inc.*..........    28,304       30,073
Hyseq, Inc. *..........................     9,963       29,889
NeoPath, Inc.*.........................     7,352       29,408
Genome Therapeutics Corp.*.............     9,302       29,069
ArQule, Inc.*..........................     6,168       28,527
                                                   -----------
    Total Common Stocks
      (Cost $33,024,455)...............             39,241,406
                                                   -----------


                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE
 AGREEMENTS 2.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/01/99
    (Note 2)...........................  $242,395  $   242,395
  4.850% due 04/01/99
    (Note 2)...........................   199,620      199,620
  4.875% due 04/01/99
    (Note 2)...........................   457,985      457,985
                                                   -----------
    Total Repurchase Agreements
      (Cost $900,000)..................                900,000
                                                   -----------
    Total Investments 100%
      (Cost $33,924,455)...............            $40,141,406
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     32

                               RYDEX SERIES TRUST

                                ELECTRONICS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.6%
Intel Corp.............................    21,578  $ 2,565,085
EMC Corp.*.............................    18,491    2,362,225
Motorola, Inc..........................    22,012    1,612,379
Texas Instruments, Inc.................    14,118    1,401,211
Applied Materials, Inc.*...............    13,075      806,564
Micron Technology, Inc.................    13,358      644,523
Solectron Corp.*.......................    12,832      623,154
Linear Technology Corp.................     8,124      416,355
Maxim Integrated Products, Inc.*.......     7,191      389,213
Seagate Technology, Inc.*..............    13,152      388,806
ASM Lithography Holding,
  N.V.*................................     7,455      335,475
AMP, Inc...............................     5,901      316,810
Xilinx, Inc.*..........................     7,797      316,279
Altera Corp.*..........................     5,248      312,256
Broadcom Corp., Class A*...............     4,368      269,178
Analog Devices, Inc.*..................     8,702      258,884
Teradyne, Inc.*........................     4,539      247,659
Uniphase Corp.*........................     2,141      246,483
LSI Logic Corp.*.......................     7,642      238,335
KLA Tencor Corp.*......................     4,736      229,992
STMicroelectronics N.V., NY Shares.....     2,262      219,697
Vitesse Semiconductor Corp.*...........     4,010      203,006
Sanmina Corp.*.........................     3,063      195,266
Quantum Corp.*.........................     8,950      161,100
Storage Technology Corp.*..............     5,389      150,218
Symbol Technologies, Inc.*.............     3,169      142,605
Flextronics International, Ltd.*.......     2,553      130,203
Advanced Micro Devices, Inc.*..........     7,809      121,039
Molex, Inc.............................     4,117      120,937
PMC-Sierra, Inc.*......................     1,668      118,741
Thomas & Betts Corp....................     2,834      106,452
Novellus Systems, Inc.*................     1,742       96,028

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
SCI Systems, Inc.*.....................     3,010  $    89,171
Microchip Technology, Inc.*............     2,532       87,671
National Semiconductor Corp.*..........     8,339       77,657
ASE Test Ltd.*.........................     1,961       77,460
Atmel Corp.*...........................     4,971       75,497
Rambus, Inc.*..........................     1,154       74,289
Arrow Electronics, Inc.................     4,774       71,610
AVX Corp...............................     4,314       69,024
Level One Communications, Inc.*........     1,340       65,158
Avnet, Inc.............................     1,754       64,240
                                                   -----------
    Total Common Stocks
      (Cost $10,843,428)...............             16,497,935
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.4%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  4.810% due 04/1/99
    (Note 2)...........................  $107,731      107,731
  4.850% due 04/1/99
    (Note 2)...........................    88,720       88,720
  4.875% due 04/1/99
    (Note 2)...........................   203,549      203,549
                                                   -----------
    Total Repurchase Agreements
      (Cost $400,000)..................                400,000
                                                   -----------
    Total Investments 100%
      (Cost $11,243,428)...............            $16,897,935
                                                   -----------
                                                   -----------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     33

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                                        FINANCIAL                                 BASIC
                                              ENERGY     SERVICES  HEALTH CARE   TECHNOLOGY   MATERIALS
                                                FUND         FUND         FUND         FUND        FUND
                                         -----------  -----------  -----------  -----------  ----------
ASSETS
  Repurchase Agreements................  $   400,000  $ 1,000,000  $   400,000  $   500,000  $  100,000
  Investment Securities................   17,679,719   42,687,114   13,773,296   27,286,803   2,797,408
                                         -----------  -----------  -----------  -----------  ----------
  Securities at Value (Note 1) - See
    Accompanying
    Schedules..........................   18,079,719   43,687,114   14,173,296   27,786,803   2,897,408
  Receivable for Securities Sold.......      --         6,373,210   10,570,680    6,448,784      --
  Investment Income Receivable.........       19,633       88,853       26,808        1,026       3,186
  Cash in Custodian Bank...............       46,579       71,915       58,497       69,267      13,331
  Receivable for Shares Purchased......      611,710      167,351      223,498    2,459,786   1,740,598
  Other Assets.........................        4,010      --            33,360      --           11,593
                                         -----------  -----------  -----------  -----------  ----------
    Total Assets.......................   18,761,651   50,388,443   25,086,139   36,765,666   4,666,116
                                         -----------  -----------  -----------  -----------  ----------
LIABILITIES
  Payable for Securities Purchased.....      118,274      --           --           --        1,782,199
  Liability for Shares Redeemed........      553,379    6,700,088   11,006,806   10,020,907      10,463
  Investment Advisory Fee Payable......        7,897       44,998       18,158       26,300       4,825
  Transfer Agent Fee Payable...........        2,322       13,235        5,340        7,735       1,419
  Distribution and Service Fee
    Payable............................          297       11,107        1,816        3,156          34
  Other Liabilities....................       28,355       67,151       13,361       38,387      --
                                         -----------  -----------  -----------  -----------  ----------
    Total Liabilities..................      710,524    6,836,579   11,045,481   10,096,485   1,798,940
                                         -----------  -----------  -----------  -----------  ----------
NET ASSETS.............................  $18,051,127  $43,551,864  $14,040,658  $26,669,181  $2,867,176
                                         -----------  -----------  -----------  -----------  ----------
                                         -----------  -----------  -----------  -----------  ----------
INVESTOR CLASS:
  Net Assets...........................  $17,442,043  $22,165,202  $14,016,207  $24,400,303  $2,179,269
  Shares Outstanding...................    1,939,208    2,217,755    1,224,287    1,433,528     281,282
  Net Asset Value Per Share............        $8.99        $9.99       $11.45       $17.02       $7.75
ADVISOR CLASS:
  Net Assets...........................     $609,084  $21,386,662      $24,451   $2,268,878    $687,907
  Shares Outstanding...................       67,637    2,150,083        2,151      134,268      89,111
  Net Asset Value Per Share............        $9.01        $9.95       $11.37       $16.90       $7.72

See Notes to Financial Statements.     34

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                            CONSUMER                                     TELE-
                                            PRODUCTS     LEISURE    RETAILING   COMMUNICATIONS    TRANSPORTATION
                                                FUND        FUND         FUND             FUND              FUND
                                         -----------  ----------  -----------  ---------------   ---------------
ASSETS
  Repurchase Agreements................  $   500,000  $  100,000  $   900,000    $     200,000      $    100,000
  Investment Securities................   21,788,591   4,708,753   44,652,684       13,920,052         2,958,314
                                         -----------  ----------  -----------  ---------------   ---------------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............   22,288,591   4,808,753   45,552,684       14,120,052         3,058,314
  Receivable for Securities Sold.......    2,815,528     178,817      623,968        --                8,613,432
  Investment Income Receivable.........       16,572      14,958       23,239           17,584             2,023
  Cash in Custodian Bank...............       61,718       9,260       63,730           30,154            34,844
  Receivable for Shares Purchased......       67,154      21,839      551,909        3,959,540           458,812
  Other Assets.........................           33       4,442      --                 2,378             9,538
                                         -----------  ----------  -----------  ---------------   ---------------
    Total Assets.......................   25,249,596   5,038,069   46,815,530       18,129,708        12,176,963
                                         -----------  ----------  -----------  ---------------   ---------------
LIABILITIES
  Payable for Securities Purchased.....      --           --          --             2,898,487         --
  Liability for Shares Redeemed........    2,946,491     214,320    1,105,848          987,824         9,147,301
  Investment Advisory Fee Payable......       18,284       6,717       63,276            1,312             4,762
  Transfer Agent Fee Payable...........        5,378       1,976       18,611              385             1,401
  Distribution and Service Fee
    Payable............................        8,720           4        7,030              933                 2
  Other Liabilities....................       38,390      11,013       64,345           12,026             4,593
                                         -----------  ----------  -----------  ---------------   ---------------
    Total Liabilities..................    3,017,263     234,030    1,259,110        3,900,967         9,158,059
                                         -----------  ----------  -----------  ---------------   ---------------
NET ASSETS.............................  $22,232,333  $4,804,039  $45,556,420    $  14,228,741      $  3,018,904
                                         -----------  ----------  -----------  ---------------   ---------------
                                         -----------  ----------  -----------  ---------------   ---------------
INVESTOR CLASS:
  Net Assets...........................   $1,280,450  $4,795,654  $45,219,391    $  12,300,138      $  3,014,490
  Shares Outstanding...................      131,937     427,917    3,339,529          944,065           377,094
  Net Asset Value Per Share............        $9.71      $11.21       $13.54           $13.03             $7.99
ADVISOR CLASS:
  Net Assets...........................  $20,951,883      $8,385     $337,029       $1,928,603            $4,414
  Shares Outstanding...................    2,158,904         751       24,966          149,387               556
  Net Asset Value Per Share............        $9.70      $11.16       $13.50           $12.91             $7.95

See Notes to Financial Statements.     35

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------
                                                                  March 31, 1999

--------------------------------------------------------------------------------

                                              ENERGY                     BIO-
                                            SERVICES     BANKING   TECHNOLOGY  ELECTRONICS
                                                FUND        FUND         FUND         FUND
                                         -----------  ----------  -----------  -----------
ASSETS
  Repurchase Agreements................  $ 2,200,000  $  100,000  $   900,000  $   400,000
  Investment Securities................   94,424,047   7,679,998   39,241,406   16,497,935
                                         -----------  ----------  -----------  -----------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............   96,624,047   7,779,998   40,141,406   16,897,935
  Receivable for Securities Sold.......    7,863,309      10,550    3,556,472      --
  Investment Income Receivable.........       24,021      29,281        2,001        1,612
  Cash in Custodian Bank...............       98,939      62,857       66,441       28,650
  Receivable for Shares Purchased......    2,711,822      --           57,297    4,037,625
  Other Assets.........................          242       1,631          579        2,414
                                         -----------  ----------  -----------  -----------
    Total Assets.......................  107,322,380   7,884,317   43,824,196   20,968,236
                                         -----------  ----------  -----------  -----------
LIABILITIES
  Payable for Securities Purchased.....      --           --          --         1,156,840
  Liability for Shares Redeemed........   10,719,475      17,544    3,695,778    2,860,935
  Investment Advisory Fee Payable......       33,931      15,416       30,875       17,472
  Transfer Agent Fee Payable...........        9,980       4,534        9,081        5,139
  Distribution and Service Fee
    Payable............................        3,817       1,271        4,104        2,496
  Other Liabilities....................       96,538      15,684       41,397       87,801
                                         -----------  ----------  -----------  -----------
    Total Liabilities..................   10,863,741      54,449    3,781,235    4,130,683
                                         -----------  ----------  -----------  -----------
NET ASSETS.............................  $96,458,639  $7,829,868  $40,042,961  $16,837,553
                                         -----------  ----------  -----------  -----------
                                         -----------  ----------  -----------  -----------
INVESTOR CLASS:
  Net Assets...........................  $74,135,210  $7,827,426  $38,205,023  $12,813,932
  Shares Outstanding...................   12,321,083     892,679    2,981,991      914,113
  Net Asset Value Per Share............        $6.02       $8.77       $12.81       $14.02
ADVISOR CLASS:
  Net Assets...........................  $22,323,429      $2,442   $1,837,938   $4,023,621
  Shares Outstanding...................    3,715,406         279      145,234      288,260
  Net Asset Value Per Share............        $6.01       $8.74       $12.66       $13.96

See Notes to Financial Statements.     36

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                                       FINANCIAL      HEALTH                     BASIC
                                              ENERGY    SERVICES        CARE   TECHNOLOGY    MATERIALS
                                               FUND*       FUND*       FUND*        FUND*        FUND*
                                         -----------  ----------  ----------  -----------  -----------
INVESTMENT INCOME
  Interest.............................  $     2,572  $    9,267  $   11,804  $    21,959  $       767
  Dividends, Net of Foreign Taxes
    Withheld...........................      122,732     389,264     234,876       60,864      132,797
                                         -----------  ----------  ----------  -----------  -----------
    Total Income.......................      125,304     398,531     246,680       82,823      133,564
                                         -----------  ----------  ----------  -----------  -----------
EXPENSES
  Advisory Fees (Note 3)...............       56,392     224,408     219,227      342,246       51,654
  Transfer Agent Fees (Note 3).........       16,586      66,623      64,478      100,661       15,293
  Audit and Outside Services...........          807       3,587       4,076        5,549        1,260
  Accounting Fees (Note 3).............        8,684      22,966      24,042       32,508        7,487
  Legal................................          696       2,317       2,815        3,622          998
  Organizational Expenses..............           29          85         110          148          725
  Registration Fees....................        1,637       2,685       9,308       12,645        1,715
  Custodian Fees.......................       12,974      49,535      48,422       59,779       13,017
  Distribution Fees--Advisor Class
    (Note 3)...........................        3,216      11,610      18,768       21,643        5,742
  Servicing Fees--Advisor Class
    (Note 3)...........................        3,216      11,610      18,768       21,643        5,742
  Miscellaneous........................        7,678      47,501      24,788       30,270        2,593
                                         -----------  ----------  ----------  -----------  -----------
    Total Expenses.....................      111,915     442,927     434,802      630,714      106,226
    Custodian Fees Paid Indirectly
      (Note 4).........................          529       2,008       2,061        3,173          461
                                         -----------  ----------  ----------  -----------  -----------
    Net Expenses.......................      111,386     440,919     432,741      627,541      105,765
                                         -----------  ----------  ----------  -----------  -----------
Net Investment Income (Loss)...........       13,918     (42,388)   (186,061)    (544,718)      27,799
                                         -----------  ----------  ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................   (2,729,989)  4,615,491    (343,071)   5,051,570   (1,963,215)
Net Change in Unrealized Appreciation
  on Investments.......................    1,133,566   3,040,671   1,841,723    8,049,959       83,202
                                         -----------  ----------  ----------  -----------  -----------
  Net Gain (Loss) on Investments.......   (1,596,423)  7,656,162   1,498,652   13,101,529   (1,880,013)
                                         -----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(1,582,505) $7,613,774  $1,312,591  $12,556,811  $(1,852,214)
                                         -----------  ----------  ----------  -----------  -----------
                                         -----------  ----------  ----------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND INVESTOR CLASS, MAY 5, 1998--ENERGY FUND ADVISOR CLASS, APRIL 2, 1998--FINANCIAL SERVICES FUND INVESTOR CLASS, APRIL 6, 1998--FINANCIAL SERVICES FUND ADVISOR CLASS, APRIL 17,1998--HEALTH CARE FUND INVESTOR CLASS, MAY 11, 1998--HEALTH CARE FUND ADVISOR CLASS, APRIL 14, 1998--TECHNOLOGY FUND INVESTOR CLASS, APRIL 29,
1998--TECHNOLOGY FUND ADVISOR CLASS, APRIL 1, 1998--BASIC MATERIALS FUND INVESTOR CLASS, AND APRIL 14, 1998--BASIC MATERIALS FUND ADVISOR CLASS.

See Notes to Financial Statements.     37

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                           CONSUMER                                     TELE-
                                           PRODUCTS     LEISURE    RETAILING   COMMUNICATIONS    TRANSPORTATION
                                              FUND*       FUND*        FUND*            FUND*             FUND*
                                         ----------  ----------  -----------  ---------------   ---------------
INVESTMENT INCOME
  Interest.............................  $    2,669  $    1,186  $    16,539     $      4,342     $       1,013
  Dividends, Net of Foreign Taxes
    Withheld...........................      65,181      42,822      182,241          183,265            57,652
                                         ----------  ----------  -----------  ---------------   ---------------
    Total Income.......................      67,850      44,008      198,780          187,607            58,665
                                         ----------  ----------  -----------  ---------------   ---------------
EXPENSES
  Advisory Fees (Note 3)...............      64,921      45,641      285,542          118,715            41,446
  Transfer Agent Fees (Note 3).........      19,094      13,424       83,983           34,916            12,190
  Audit and Outside Services...........         812         642        5,187            1,888               652
  Accounting Fees (Note 3).............       8,750       7,413       27,688           14,839             6,719
  Legal................................         486         366        3,340            1,208               372
  Organizational Expenses..............          32         641          590            2,056                13
  Registration Fees....................         570       1,278        3,754            7,374               469
  Custodian Fees.......................      10,510      11,736       52,699           29,463            11,336
  Distribution Fees--Advisor Class
    (Note 3)...........................      14,123         168       33,608            4,638               245
  Servicing Fees--Advisor Class (Note
    3).................................      14,123         168       33,608            4,638               245
  Miscellaneous........................      14,190       4,900       20,358           16,108             4,052
                                         ----------  ----------  -----------  ---------------   ---------------
    Total Expenses.....................     147,611      86,377      550,357          235,843            77,739
    Custodian Fees Paid Indirectly
      (Note 4).........................         789         408        2,553            1,076               371
                                         ----------  ----------  -----------  ---------------   ---------------
    Net Expenses.......................     146,822      85,969      547,804          234,767            77,368
                                         ----------  ----------  -----------  ---------------   ---------------
Net Investment Loss....................     (78,972)    (41,961)    (349,024)         (47,160)          (18,703)
                                         ----------  ----------  -----------  ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................     156,727     268,558   (2,619,776)        (526,000)       (2,169,675)
Net Change in Unrealized Appreciation
  on Investments.......................     936,219     988,774    9,019,195        2,804,511           263,049
                                         ----------  ----------  -----------  ---------------   ---------------
  Net Gain (Loss) on Investments.......   1,092,946   1,257,332    6,399,419        2,278,511        (1,906,626)
                                         ----------  ----------  -----------  ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $1,013,974  $1,215,371  $ 6,050,395     $  2,231,351     $  (1,925,329)
                                         ----------  ----------  -----------  ---------------   ---------------
                                         ----------  ----------  -----------  ---------------   ---------------

* COMMENCEMENT OF OPERATIONS: JULY 6, 1998--CONSUMER PRODUCTS FUND INVESTOR CLASS, AUGUST 17, 1998--CONSUMER PRODUCTS FUND ADVISOR CLASS, APRIL 1, 1998--LEISURE FUND INVESTOR CLASS, JUNE 3, 1998--LEISURE FUND ADVISOR CLASS, APRIL 1, 1998-- RETAILING FUND INVESTOR CLASS, APRIL 21, 1999--RETAILING FUND ADVISOR CLASS, APRIL 1, 1998--TELECOMMUNICATIONS FUND INVESTOR AND ADVISOR CLASSES, APRIL 2, 1998--TRANSPORTATION FUND INVESTOR CLASS, AND JUNE 9, 1998--TRANSPORTATION FUND ADVISOR CLASS.

See Notes to Financial Statements.     38

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                               ENERGY
                                             SERVICES   BANKING   BIOTECHNOLOGY    ELECTRONICS
                                                FUND*     FUND*           FUND*          FUND*
                                         ------------  --------  --------------   ------------
INVESTMENT INCOME
  Interest.............................  $      9,051  $  2,702   $      16,672   $     14,821
  Dividends, Net of Foreign Taxes
    Withheld...........................        65,029   211,996             288         83,165
  Other Income.........................       --          --            360,402        --
                                         ------------  --------  --------------   ------------
    Total Income.......................        74,080   214,698         377,362         97,986
                                         ------------  --------  --------------   ------------
EXPENSES
  Advisory Fees (Note 3)...............       147,529    98,045         203,735        287,912
  Transfer Agent Fees (Note 3).........        43,391    28,671          59,922         84,680
  Audit and Outside Services...........         2,276     2,277           2,539          3,460
  Accounting Fees (Note 3).............        17,085    11,907          22,396         24,166
  Legal................................         1,728     1,446           1,514          1,674
  Organizational Expenses..............         2,005     1,781           1,912            670
  Registration Fees....................         4,581     2,626           8,984          5,847
  Custodian Fees.......................        31,094    25,845          45,908         41,245
  Distribution Fees--Advisor Class
    (Note 3)...........................         5,380     6,970          23,535         23,782
  Servicing Fees--Advisor Class (Note
    3).................................         5,380     6,970          23,535         23,782
  Miscellaneous........................        24,519    10,113          38,223         84,878
                                         ------------  --------  --------------   ------------
    Total Expenses.....................       284,968   196,651         432,203        582,096
    Custodian Fees Paid Indirectly
      (Note 4).........................         1,319       876           1,822          2,583
                                         ------------  --------  --------------   ------------
    Net Expenses.......................       283,649   195,775         430,381        579,513
                                         ------------  --------  --------------   ------------
Net Investment Income (Loss)...........      (209,569)   18,923         (53,019)      (481,527)
                                         ------------  --------  --------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................   (22,977,833)  161,995     (10,986,292)    11,895,141
Net Change in Unrealized Appreciation
  on Investments.......................     9,755,798   302,735       6,216,951      5,654,507
                                         ------------  --------  --------------   ------------
  Net Gain (Loss) on Investments.......   (13,222,035)  464,730      (4,769,341)    17,549,648
                                         ------------  --------  --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(13,431,604) $483,653   $  (4,822,360)  $ 17,068,121
                                         ------------  --------  --------------   ------------
                                         ------------  --------  --------------   ------------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND INVESTOR CLASS, APRIL 2, 1998--ENERGY SERVICES ADVISOR CLASS, APRIL 1, 1998--BANKING FUND INVESTOR AND ADVISOR CLASS, BIOTECHNOLOGY INVESTOR AND ADVISOR CLASS, ELECTRONICS FUND INVESTOR CLASS, AND APRIL 2, 1998--ELECTRONICS FUND ADVISOR CLASS.

See Notes to Financial Statements.     39

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                                        FINANCIAL                                  BASIC
                                              ENERGY     SERVICES  HEALTH CARE   TECHNOLOGY    MATERIALS
                                               FUND*        FUND*        FUND*        FUND*        FUND*
                                         -----------  -----------  -----------  -----------  -----------
FROM OPERATIONS
  Net Investment Income (Loss).........  $    13,918  $   (42,388) $  (186,061) $  (544,718) $    27,799
  Net Realized Gain (Loss) on
    Investments........................   (2,729,989)   4,615,491     (343,071)   5,051,570   (1,963,215)
  Net Change in Unrealized Appreciation
    on Investments.....................    1,133,566    3,040,671    1,841,723    8,049,959       83,202
                                         -----------  -----------  -----------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................   (1,582,505)   7,613,774    1,312,591   12,556,811   (1,852,214)
DISTRIBUTIONS TO SHAREHOLDERS..........      --           --           --           --           --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................   19,633,632   35,938,090   12,728,067   14,112,370    4,719,390
                                         -----------  -----------  -----------  -----------  -----------
  Net Increase in Net Assets...........   18,051,127   43,551,864   14,040,658   26,669,181    2,867,176
NET ASSETS--BEGINNING OF PERIOD........      --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------
NET ASSETS--END OF PERIOD..............  $18,051,127  $43,551,864  $14,040,658  $26,669,181  $ 2,867,176
                                         -----------  -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND INVESTOR CLASS, APRIL 2, 1998--FINANCIAL SERVICES FUND INVESTOR CLASS, APRIL 6, 1998--FINANCIAL SERVICES FUND ADVISOR CLASS, APRIL 14, 1998--TECHNOLOGY FUND INVESTOR CLASS AND BASIC MATERIALS FUND ADVISOR CLASS, APRIL 17, 1998--HEALTH CARE FUND INVESTOR CLASS, APRIL 21, 1998--ENERGY FUND INVESTOR CLASS, APRIL 29, 1998--TECHNOLOGY FUND ADVISOR CLASS, MAY 5, 1998--ENERGY FUND ADVISOR CLASS, MAY 11, 1998--HEALTH CARE FUND ADVISOR CLASS.

See Notes to Financial Statements.     40

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                            CONSUMER                                     TELE-
                                            PRODUCTS     LEISURE    RETAILING   COMMUNICATIONS    TRANSPORTATION
                                               FUND*       FUND*        FUND*            FUND*             FUND*
                                         -----------  ----------  -----------  ---------------   ---------------
FROM OPERATIONS
  Net Investment Loss..................  $   (78,972) $  (41,961) $  (349,024)   $     (47,160)    $     (18,703)
  Net Realized Gain (Loss) on
    Investments........................      156,727     268,558   (2,619,776)        (526,000)       (2,169,675)
  Net Change in Unrealized Appreciation
    on Investments.....................      936,219     988,774    9,019,195        2,804,511           263,049
                                         -----------  ----------  -----------  ---------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations......................    1,013,974   1,215,371    6,050,395        2,231,351        (1,925,329)
DISTRIBUTIONS TO SHAREHOLDERS..........      --           --          --             --                --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................   21,218,359   3,588,668   39,506,025       11,997,390         4,944,233
                                         -----------  ----------  -----------  ---------------   ---------------
  Net Increase in Net Assets...........   22,232,333   4,804,039   45,556,420       14,228,741         3,018,904
NET ASSETS--BEGINNING OF PERIOD........      --           --          --             --                --
                                         -----------  ----------  -----------  ---------------   ---------------
NET ASSETS--END OF PERIOD..............  $22,232,333  $4,804,039  $45,556,420    $  14,228,741     $   3,018,904
                                         -----------  ----------  -----------  ---------------   ---------------
                                         -----------  ----------  -----------  ---------------   ---------------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND INVESTOR AND ADVISOR CLASS, LEISURE FUND INVESTOR CLASS AND RETAILING FUND INVESTOR CLASS, APRIL 2, 1998--TRANSPORTATION FUND INVESTOR CLASS, APRIL 21, 1998--RETAILING FUND ADVISOR CLASS, JUNE 3, 1998--LEISURE FUND ADVISOR CLASS, JUNE 9, 1998--TRANSPORTATION FUND ADVISOR CLASS, JULY 6, 1998-- CONSUMER PRODUCTS FUND INVESTOR CLASS, AUGUST 17, 1998--CONSUMER PRODUCTS FUND ADVISOR CLASS.

See Notes to Financial Statements.     41

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1999

--------------------------------------------------------------------------------

                                               ENERGY                     BIO-
                                             SERVICES     BANKING   TECHNOLOGY  ELECTRONICS
                                                FUND*       FUND*        FUND*        FUND*
                                         ------------  ----------  -----------  -----------
FROM OPERATIONS
  Net Investment Income (Loss).........  $   (209,569) $   18,923  $   (53,019) $  (481,527)
  Net Realized Gain (Loss) on
    Investments........................   (22,977,833)    161,995  (10,986,292)  11,895,141
  Net Change in Unrealized Appreciation
    on Investments.....................     9,755,798     302,735    6,216,951    5,654,507
                                         ------------  ----------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................   (13,431,604)    483,653   (4,822,360)  17,068,121
DISTRIBUTIONS TO SHAREHOLDERS..........       --           --          --           --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....   109,890,243   7,346,215   44,865,321     (230,568)
                                         ------------  ----------  -----------  -----------
  Net Increase in Net Assets...........    96,458,639   7,829,868   40,042,961   16,837,553
NET ASSETS--BEGINNING OF PERIOD........       --           --          --           --
                                         ------------  ----------  -----------  -----------
NET ASSETS--END OF PERIOD..............  $ 96,458,639  $7,829,868  $40,042,961  $16,837,553
                                         ------------  ----------  -----------  -----------
                                         ------------  ----------  -----------  -----------

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BANKING FUND INVESTOR AND ADVISOR CLASS, BIOTECHNOLOGY FUND INVESTOR AND ADVISOR CLASS, ELECTRONICS FUND INVESTOR CLASS AND ENERGY SERVICES FUND INVESTOR CLASS, APRIL 2, 1998--ENERGY SERVICES FUND ADVISOR CLASS AND ELECTRONICS FUND ADVISOR CLASS.

See Notes to Financial Statements.     42

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            INVESTOR CLASS
                                         -----------------------------------------------------
                                                 FOR THE PERIOD ENDED MARCH 31, 1999*
                                         -----------------------------------------------------
                                                   FINANCIAL  HEALTH                     BASIC
                                           ENERGY  SERVICES     CARE   TECHNOLOGY    MATERIALS
                                             FUND      FUND     FUND         FUND         FUND
                                         --------  --------  -------  -----------   ----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...    $10.00    $10.00   $10.00       $10.00       $10.00
                                         --------  --------  -------  -----------   ----------
  Net Investment Income (Loss).........       .05      (.01)    (.02)        (.16)      --
  Net Realized and Unrealized Gains
    (Losses) on Securities.............     (1.06)    --        1.47         7.18        (2.25)
                                         --------  --------  -------  -----------   ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....     (1.01)     (.01)    1.45         7.02        (2.25)
  Distributions to Shareholders........     --        --       --         --            --
                                         --------  --------  -------  -----------   ----------
  Net Increase (Decrease) in Net Asset
    Value..............................     (1.01)     (.01)    1.45         7.02        (2.25)
                                         --------  --------  -------  -----------   ----------
NET ASSET VALUE--END OF PERIOD.........    $ 8.99    $ 9.99   $11.45       $17.02       $ 7.75
                                         --------  --------  -------  -----------   ----------
                                         --------  --------  -------  -----------   ----------
TOTAL INVESTMENT RETURN................  (10.10)%   (0.10)%   14.50%       70.20%     (22.50)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................     1.62%     1.58%    1.44%        1.39%        1.62%
  Net Expenses**.......................     1.62%     1.57%    1.43%        1.39%        1.61%
  Net Investment Income (Loss)**.......     0.69%   (0.07)%  (0.21)%      (1.23)%      (0.02)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............    6,070%    7,269%   4,465%       4,598%       5,704%
  Net Assets, End of Period (000's
    omitted)...........................   $17,442   $22,165  $14,016      $24,400       $2,179

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND, APRIL 2, 1998--FINANCIAL SERVICES FUND, APRIL 17, 1998--HEALTH CARE FUND, APRIL 14, 1998--TECHNOLOGY FUND, APRIL 1, 1998--BASIC MATERIALS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     43

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                INVESTOR CLASS
                                         ------------------------------------------------------------
                                                     FOR THE PERIOD ENDED MARCH 31, 1999*
                                         ------------------------------------------------------------
                                          CONSUMER                      TELECOMMUNI-
                                          PRODUCTS   LEISURE  RETAILING      CATIONS   TRANSPORTATION
                                              FUND      FUND      FUND          FUND             FUND
                                         ---------  --------  --------  ------------   --------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...     $10.00    $10.00    $10.00        $10.00           $10.00
                                         ---------  --------  --------  ------------   --------------
  Net Investment Loss..................     --          (.08)     (.10)         (.04)            (.03)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............       (.29)     1.29      3.64          3.07            (1.98)
                                         ---------  --------  --------  ------------   --------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....       (.29)     1.21      3.54          3.03            (2.01)
  Distributions to Shareholders........     --         --        --          --              --
                                         ---------  --------  --------  ------------   --------------
  Net Increase (Decrease) in Net Asset
    Value..............................       (.29)     1.21      3.54          3.03            (2.01)
                                         ---------  --------  --------  ------------   --------------
NET ASSET VALUE--END OF PERIOD.........      $9.71    $11.21    $13.54        $13.03            $7.99
                                         ---------  --------  --------  ------------   --------------
                                         ---------  --------  --------  ------------   --------------
TOTAL INVESTMENT RETURN................    (2.90)%    12.10%    35.40%        30.30%         (20.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................      1.55%     1.59%     1.42%         1.56%            1.58%
  Net Expenses**.......................      1.54%     1.59%     1.42%         1.55%            1.58%
  Net Investment Income (Loss)**.......    (0.03)%   (0.76)%   (0.81)%       (0.34)%          (0.36)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............     1,255%    5,581%    3,243%        2,788%           7,583%
  Net Assets, End of Period (000's
    omitted)...........................     $1,280    $4,796   $45,219       $12,300           $3,014

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 6, 1998--CONSUMER PRODUCTS FUND, APRIL 1, 1998--LEISURE FUND, RETAILING FUND, AND
       TELECOMMUNICATIONS FUND, APRIL 2, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     44

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        INVESTOR CLASS
                                         --------------------------------------------
                                             FOR THE PERIOD ENDED MARCH 31, 1999*
                                         --------------------------------------------
                                           ENERGY                  BIO-
                                         SERVICES   BANKING  TECHNOLOGY   ELECTRONICS
                                             FUND      FUND        FUND          FUND
                                         --------  --------  ----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...    $10.00    $10.00      $10.00        $10.00
                                         --------  --------  ----------   -----------
  Net Investment Income (Loss).........      (.07)      .01        (.16)         (.15)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............     (3.91)    (1.24)       2.97          4.17
                                         --------  --------  ----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....     (3.98)    (1.23)       2.81          4.02
  Distributions to Shareholders........     --        --         --           --
                                         --------  --------  ----------   -----------
  Net Increase (Decrease) in Net Asset
    Value..............................     (3.98)    (1.23)       2.81          4.02
                                         --------  --------  ----------   -----------
NET ASSET VALUE--END OF PERIOD.........    $ 6.02    $ 8.77      $12.81        $14.02
                                         --------  --------  ----------   -----------
                                         --------  --------  ----------   -----------
TOTAL INVESTMENT RETURN................  (39.80)%  (12.30)%      28.10%        40.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................     1.58%     1.58%       1.56%         1.57%
  Net Expenses**.......................     1.57%     1.57%       1.55%         1.56%
  Net Investment Income (Loss)**.......   (1.14)%     0.13%     (1.52)%       (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............    3,170%   11,211%      2,670%        3,011%
  Net Assets, End of Period (000's
    omitted)...........................   $74,135    $7,827     $38,205       $12,814

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND, BANKING FUND, BIOTECHNOLOGY FUND, AND ELECTRONICS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     45

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              ADVISOR CLASS
                                         -------------------------------------------------------
                                                  FOR THE PERIOD ENDED MARCH 31, 1999*
                                         -------------------------------------------------------
                                                    FINANCIAL  HEALTH                      BASIC
                                            ENERGY   SERVICES    CARE   TECHNOLOGY     MATERIALS
                                              FUND       FUND    FUND         FUND          FUND
                                         ---------  ---------  ------  -----------   -----------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...     $10.07     $10.47  $ 9.93       $10.84        $10.56
                                         ---------  ---------  ------  -----------   -----------
  Net Investment Income (Loss).........       (.14)      (.05)   (.18)        (.20)          .13
  Net Realized and Unrealized Gains
    (Losses)
    on Securities......................       (.92)      (.47)   1.62         6.26         (2.97)
                                         ---------  ---------  ------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....      (1.06)      (.52)   1.44         6.06         (2.84)
  Distributions to Shareholders........     --         --        --        --            --
                                         ---------  ---------  ------  -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value..............................      (1.06)      (.52)   1.44         6.06         (2.84)
                                         ---------  ---------  ------  -----------   -----------
NET ASSET VALUE--END OF PERIOD.........     $ 9.01     $ 9.95  $11.37       $16.90        $ 7.72
                                         ---------  ---------  ------  -----------   -----------
                                         ---------  ---------  ------  -----------   -----------
TOTAL INVESTMENT RETURN................   (10.53)%    (4.97)%  14.50%       55.90%      (26.89)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................      1.99%      2.13%   2.24%        2.18%         1.96%
  Net Expenses**.......................      1.98%      2.12%   2.23%        2.17%         1.95%
  Net Investment Income (Loss)**.......    (1.75)%    (0.60)%  (1.96)%     (1.78)%         1.25%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............     6,070%     7,269%  4,465%       4,598%        5,704%
  Net Assets, End of Period (000's
    omitted)...........................       $609    $21,387     $24       $2,269          $688

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5,1998--ENERGY FUND, APRIL 6, 1998--FINANCIAL SERVICES FUND, MAY 11, 1998--HEALTH CARE FUND, APRIL 29, 1998--TECHNOLOGY FUND, APRIL 14, 1998--BASIC MATERIALS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                         -----------------------------------------------------------------
                                                       FOR THE PERIOD ENDED MARCH 31, 1999*
                                         -----------------------------------------------------------------
                                           CONSUMER                         TELECOMMUNI-
                                           PRODUCTS    LEISURE  RETAILING        CATIONS    TRANSPORTATION
                                               FUND       FUND       FUND           FUND              FUND
                                         ----------  ---------  ---------  -------------   ---------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $8.73     $ 9.35     $10.01         $10.00            $ 9.26
                                         ----------  ---------  ---------  -------------   ---------------
  Net Investment Loss..................        (.08)      (.12)      (.15)          (.03)             (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        1.05       1.93       3.64           2.94             (1.21)
                                         ----------  ---------  ---------  -------------   ---------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         .97       1.81       3.49           2.91             (1.31)
  Distributions to Shareholders........      --         --         --           --               --
                                         ----------  ---------  ---------  -------------   ---------------
  Net Increase (Decrease) in Net Asset
    Value..............................         .97       1.81       3.49           2.91             (1.31)
                                         ----------  ---------  ---------  -------------   ---------------
NET ASSET VALUE--END OF PERIOD.........       $9.70     $11.16     $13.50         $12.91            $ 7.95
                                         ----------  ---------  ---------  -------------   ---------------
                                         ----------  ---------  ---------  -------------   ---------------
TOTAL INVESTMENT RETURN................      11.11%     19.36%     34.87%         29.10%          (14.15)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................       2.05%      2.23%      1.95%          2.35%             2.08%
  Net Expenses**.......................       2.04%      2.22%      1.94%          2.34%             2.07%
  Net Investment Income (Loss)**.......     (1.38)%    (1.95)%    (1.37)%        (0.27)%           (1.38)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............      1,255%     5,581%     3,243%         2,788%            7,583%
  Net Assets, End of Period (000's
    omitted)...........................     $20,952         $8       $337         $1,929                $4

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 17, 1998--CONSUMER PRODUCTS FUND, JUNE 3, 1998--LEISURE FUND, APRIL 21, 1998--RETAILING FUND, APRIL 1, 1998--TELECOMMUNICATIONS FUND, JUNE 9, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          ADVISOR CLASS
                                         ------------------------------------------------
                                               FOR THE PERIOD ENDED MARCH 31, 1999*
                                         ------------------------------------------------
                                            ENERGY                    BIO-
                                          SERVICES    BANKING   TECHNOLOGY    ELECTRONICS
                                              FUND       FUND         FUND           FUND
                                         ---------  ---------  -----------   ------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...     $ 9.86     $10.00       $10.00         $ 9.98
                                         ---------  ---------  -----------   ------------
  Net Investment Income (Loss).........       (.09)       .03          .18           (.23)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............      (3.76)     (1.29)        2.48           4.21
                                         ---------  ---------  -----------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....      (3.85)     (1.26)        2.66           3.98
  Distributions to Shareholders........     --         --          --             --
                                         ---------  ---------  -----------   ------------
  Net Increase (Decrease) in Net Asset
    Value..............................      (3.85)     (1.26)        2.66           3.98
                                         ---------  ---------  -----------   ------------
NET ASSET VALUE--END OF PERIOD.........     $ 6.01     $ 8.74       $12.66         $13.96
                                         ---------  ---------  -----------   ------------
                                         ---------  ---------  -----------   ------------
TOTAL INVESTMENT RETURN................   (39.05)%   (12.60)%       26.60%         39.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................      2.05%      2.08%        2.16%          2.05%
  Net Expenses**.......................      2.04%      2.08%        2.16%          2.04%
  Net Investment Income (Loss)**.......    (1.66)%      0.28%        1.79%        (1.86)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............     3,170%    11,211%       2,670%         3,011%
  Net Assets, End of Period (000's
    omitted)...........................    $22,323         $2       $1,838         $4,024

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND, APRIL 1, 1998--BANKING FUND, BIOTECHNOLOGY FUND, APRIL 2, 1998--ELECTRONICS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. Currently, the Trust consists of twenty-two separate series: seven benchmark funds; one money market fund, and fourteen sector funds. This report covers the fourteen sector funds (the "Sector Funds"), while the Benchmark Funds and Money Market Fund are contained in a separate report. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the day the trade is executed for the purpose of preparing semi-annual and annual financial statements. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

C. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

D. Costs incurred in connection with the organization and registration of the Sector Funds have been expensed as incurred.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
each Class. Certain costs are charged directly to specific classes, for example, distribution fees relating to the Advisor Classes.

F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  REPURCHASE AGREEMENTS

The Trust, which includes twenty-two separate series, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U. S. Treasury obligations. As of March 31, 1999 the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Lehman Brothers, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

                                             RANGE OF
SECURITY TYPE                                   RATES     PAR VALUE  MARKET VALUE
---------------------------------------  ------------  ------------  ------------
U. S. Treasury Notes...................   4.63%-8.50%  $101,629,000  $104,505,348
U. S. Treasury Bonds...................  6.75%-11.75%  $ 82,747,000  $105,072,834
U. S. Treasury Bills...................   4.35%-4.72%  $110,341,000  $107,862,325

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of eighty-five hundredths of one percent (0.85%) of the net assets of each of the Sector Funds. Certain officers of the Trust are also officers of PADCO Advisors, Inc.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent services to the Trust at an annualized rate, based on average daily net assets, of one quarter of one percent (0.25%) of the net assets of each of the Sector Funds.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, PADCO Financial Services, Inc., (an affiliated entity), and other firms that provide distribution and shareholder services ('Service Providers') may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will pay the Service Provider out of its fees. The Distributor

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholders services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25)% of average daily net assets. The Distributor will pay the Service Provider out of its fees. Certain officers of the Trust are also officers of PADCO Financial Services, Inc.

The Trust paid PADCO Advisors Inc. $236,650 in accounting fees for the Sector Funds for the period ended March 31, 1999.

4.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

5.  SECURITIES TRANSACTIONS

During the period ended March 31, 1999 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                            FINANCIAL          HEALTH                         BASIC
                                               ENERGY        SERVICES            CARE      TECHNOLOGY     MATERIALS
                                                 FUND            FUND            FUND            FUND          FUND
                                         ------------  --------------  --------------  --------------  ------------
Purchases..............................  $369,924,978  $1,451,956,694  $1,007,949,493  $1,697,399,933  $302,019,631
Sales..................................  $350,648,836  $1,416,925,742  $  995,674,849  $1,683,204,429  $297,342,211

                                             CONSUMER                                       TELE-
                                             PRODUCTS       LEISURE       RETAILING  COMMUNICATIONS TRANSPORTATION
                                                 FUND          FUND            FUND          FUND          FUND
                                         ------------  ------------  --------------  ------------  ------------
Purchases..............................  $155,130,405  $266,195,397  $1,005,676,959  $414,240,040  $326,437,563
Sales..................................  $134,434,759  $262,743,976  $  967,423,694  $402,598,498  $321,572,622

                                               ENERGY
                                             SERVICES       BANKING  BIOTECHNOLOGY    ELECTRONICS
                                                 FUND          FUND          FUND            FUND
                                         ------------  ------------  ------------  --------------
Purchases..............................  $751,566,425  $932,159,376  $738,277,938  $1,002,122,460
Sales..................................  $643,920,343  $924,944,109  $694,267,191  $1,003,174,172

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At March 31, 1999 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                         FINANCIAL       HEALTH                     BASIC
                                              ENERGY      SERVICES         CARE   TECHNOLOGY    MATERIALS
                                                FUND          FUND         FUND         FUND         FUND
                                         -----------  ------------  -----------  -----------  -----------
Gross Unrealized Appreciation..........  $   244,178  $         --  $        --  $        --  $        --
Gross Unrealized (Depreciation)........      (17,981)   (3,452,898)  (3,650,662)  (1,558,593)  (1,478,684)
                                         -----------  ------------  -----------  -----------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $   226,197  $ (3,452,898) $(3,650,662) $(1,558,593) $(1,478,684)
                                         -----------  ------------  -----------  -----------  -----------
                                         -----------  ------------  -----------  -----------  -----------
Cost of Investments for Federal
  Income Tax Purposes..................  $17,853,522  $ 47,140,012  $17,823,958  $29,345,396  $ 4,376,092
                                         -----------  ------------  -----------  -----------  -----------
                                         -----------  ------------  -----------  -----------  -----------

                                            CONSUMER                                   TELE-
                                            PRODUCTS       LEISURE    RETAILING  COMMUNICATIONS TRANSPORTATION
                                                FUND          FUND         FUND         FUND         FUND
                                         -----------  ------------  -----------  -----------  -----------
Gross Unrealized Appreciation..........  $        --  $         --  $        --  $        --  $        --
Gross Unrealized (Depreciation)........     (576,721)     (472,776)  (1,395,263)    (621,608)  (2,310,329)
                                         -----------  ------------  -----------  -----------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $  (576,721) $   (472,776) $(1,395,263) $  (621,608) $(2,310,329)
                                         -----------  ------------  -----------  -----------  -----------
                                         -----------  ------------  -----------  -----------  -----------
Cost of Investments for Federal
  Income Tax Purposes..................  $22,865,312  $  5,281,529  $46,947,947  $14,741,660  $ 5,368,643
                                         -----------  ------------  -----------  -----------  -----------
                                         -----------  ------------  -----------  -----------  -----------

                                               ENERGY
                                             SERVICES      BANKING  BIOTECHNOLOGY ELECTRONICS
                                                 FUND         FUND         FUND         FUND
                                         ------------  -----------  -----------  -----------
Gross Unrealized Appreciation..........  $         --  $        --  $        --  $        --
Gross Unrealized (Depreciation)........   (11,042,812)  (2,559,502)  (6,200,675)  (1,315,014)
                                         ------------  -----------  -----------  -----------
Net Unrealized Appreciation
  (Depreciation).......................  $(11,042,812) $(2,559,502) $(6,200,675) $(1,315,014)
                                         ------------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------
Cost of Investments for Federal
  Income Tax Purposes..................  $107,666,859  $10,339,500  $46,342,081  $18,212,949
                                         ------------  -----------  -----------  -----------
                                         ------------  -----------  -----------  -----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                          FINANCIAL        HEALTH                       BASIC     CONSUMER
                                               ENERGY      SERVICES          CARE    TECHNOLOGY     MATERIALS     PRODUCTS
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Shares Purchased.......................    46,387,425   175,105,868   111,431,268   152,417,675    42,902,101   14,367,530
                                         ------------  ------------  ------------  ------------  ------------  -----------
Total Purchased........................    46,387,425   175,105,868   111,431,268   152,417,675    42,902,101   14,367,530
Shares Redeemed........................   (44,448,217) (172,888,113) (110,206,981) (150,984,147)  (42,620,819) (14,235,593)
                                         ------------  ------------  ------------  ------------  ------------  -----------
Net Shares Purchased...................     1,939,208     2,217,755     1,224,287     1,433,528       281,282      131,937
                                         ------------  ------------  ------------  ------------  ------------  -----------
                                         ------------  ------------  ------------  ------------  ------------  -----------


                                             LEISURE
                                                FUND
                                         -----------
Shares Purchased.......................   31,368,517
                                         -----------
Total Purchased........................   31,368,517
Shares Redeemed........................  (30,940,600)
                                         -----------
Net Shares Purchased...................      427,917
                                         -----------
                                         -----------

                                                              TELE-                      ENERGY                       BIO-
                                            RETAILING  COMMUNICATIONS TRANSPORTATION     SERVICES      BANKING  TECHNOLOGY
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Shares Purchased.......................   106,899,905    39,367,649    51,900,725   142,946,134   105,870,225   64,205,421
                                         ------------  ------------  ------------  ------------  ------------  -----------
Total Purchased........................   106,899,905    39,367,649    51,900,725   142,946,134   105,870,225   64,205,421
Shares Redeemed........................  (103,560,376)  (38,423,584)  (51,523,631) (130,625,051) (104,977,546) (61,223,430)
                                         ------------  ------------  ------------  ------------  ------------  -----------
Net Shares Purchased...................     3,339,529       944,065       377,094    12,321,083       892,679    2,981,991
                                         ------------  ------------  ------------  ------------  ------------  -----------
                                         ------------  ------------  ------------  ------------  ------------  -----------


                                         ELECTRONICS
                                                FUND
                                         -----------
Shares Purchased.......................   99,841,803
                                         -----------
Total Purchased........................   99,841,803
Shares Redeemed........................  (98,927,690)
                                         -----------
Net Shares Purchased...................      914,113
                                         -----------
                                         -----------

ADVISOR CLASS:

                                                          FINANCIAL        HEALTH                       BASIC     CONSUMER
                                               ENERGY      SERVICES          CARE    TECHNOLOGY     MATERIALS     PRODUCTS
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Shares Purchased.......................     4,846,931    15,301,901    13,765,297    17,949,043     2,376,986    4,811,089
                                         ------------  ------------  ------------  ------------  ------------  -----------
Total Purchased........................     4,846,931    15,301,901    13,765,297    17,949,043     2,376,986    4,811,089
Shares Redeemed........................    (4,779,294)  (13,151,818)  (13,763,146)  (17,814,775)   (2,287,875)  (2,652,185)
                                         ------------  ------------  ------------  ------------  ------------  -----------
Net Shares Purchased...................        67,637     2,150,083         2,151       134,268        89,111    2,158,904
                                         ------------  ------------  ------------  ------------  ------------  -----------
                                         ------------  ------------  ------------  ------------  ------------  -----------


                                             LEISURE
                                                FUND
                                         -----------
Shares Purchased.......................       74,059
                                         -----------
Total Purchased........................       74,059
Shares Redeemed........................      (73,308)
                                         -----------
Net Shares Purchased...................          751
                                         -----------
                                         -----------

                                                              TELE-                      ENERGY                       BIO-
                                            RETAILING  COMMUNICATIONS TRANSPORTATION     SERVICES      BANKING  TECHNOLOGY
                                                 FUND          FUND          FUND          FUND          FUND         FUND
                                         ------------  ------------  ------------  ------------  ------------  -----------
Shares Purchased.......................     6,183,393     9,035,854       329,926    19,842,213     9,665,490   26,571,862
                                         ------------  ------------  ------------  ------------  ------------  -----------
Total Purchased........................     6,183,393     9,035,854       329,926    19,842,213     9,665,490   26,571,862
Shares Redeemed........................    (6,158,427)   (8,886,467)     (329,370)  (16,126,807)   (9,665,211) (26,426,628)
                                         ------------  ------------  ------------  ------------  ------------  -----------
Net Shares Purchased...................        24,966       149,387           556     3,715,406           279      145,234
                                         ------------  ------------  ------------  ------------  ------------  -----------
                                         ------------  ------------  ------------  ------------  ------------  -----------


                                         ELECTRONICS
                                                FUND
                                         -----------
Shares Purchased.......................   29,570,978
                                         -----------
Total Purchased........................   29,570,978
Shares Redeemed........................  (29,282,718)
                                         -----------
Net Shares Purchased...................      288,260
                                         -----------
                                         -----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                                FINANCIAL           HEALTH                           BASIC
                                                  ENERGY         SERVICES             CARE       TECHNOLOGY      MATERIALS
                                                    FUND             FUND             FUND             FUND           FUND
                                         ---------------  ---------------  ---------------  ---------------  -------------
Shares Purchased.......................  $   405,972,500  $ 1,663,306,900  $ 1,193,748,091  $ 1,975,925,370  $ 357,734,614
                                         ---------------  ---------------  ---------------  ---------------  -------------
Total Purchased........................      405,972,500    1,663,306,900    1,193,748,091    1,975,925,370    357,734,614
Shares Redeemed........................     (387,651,774)  (1,646,656,560)  (1,179,863,050)  (1,968,545,957)  (355,208,043)
                                         ---------------  ---------------  ---------------  ---------------  -------------
Net Shares Purchased...................  $    18,320,726  $    16,650,340  $    13,885,041  $     7,379,413  $   2,526,571
                                         ---------------  ---------------  ---------------  ---------------  -------------
                                         ---------------  ---------------  ---------------  ---------------  -------------

                                              CONSUMER
                                              PRODUCTS          LEISURE
                                                  FUND             FUND
                                         -------------  ---------------
Shares Purchased.......................  $ 130,779,402  $   316,035,670
                                         -------------  ---------------
Total Purchased........................    130,779,402      316,035,670
Shares Redeemed........................   (129,379,038)    (312,432,852)
                                         -------------  ---------------
Net Shares Purchased...................  $   1,400,364  $     3,602,818
                                         -------------  ---------------
                                         -------------  ---------------

                                                                    TELE-                            ENERGY
                                               RETAILING   COMMUNICATIONS   TRANSPORTATION         SERVICES        BANKING
                                                    FUND             FUND             FUND             FUND           FUND
                                         ---------------  ---------------  ---------------  ---------------  -------------
Shares Purchased.......................  $ 1,216,853,482  $   434,963,177  $   429,557,052  $   932,647,460  $ 968,633,702
                                         ---------------  ---------------  ---------------  ---------------  -------------
Total Purchased........................    1,216,853,482      434,963,177      429,557,052      932,647,460    968,633,702
Shares Redeemed........................   (1,175,145,535)    (424,898,368)    (424,745,172)    (847,116,721)  (961,587,382)
                                         ---------------  ---------------  ---------------  ---------------  -------------
Net Shares Purchased...................  $    41,707,947  $    10,064,809  $     4,811,880  $    85,530,739  $   7,046,320
                                         ---------------  ---------------  ---------------  ---------------  -------------
                                         ---------------  ---------------  ---------------  ---------------  -------------

                                                  BIO-
                                            TECHNOLOGY      ELECTRONICS
                                                  FUND             FUND
                                         -------------  ---------------
Shares Purchased.......................  $ 650,802,231  $ 1,049,075,039
                                         -------------  ---------------
Total Purchased........................    650,802,231    1,049,075,039
Shares Redeemed........................   (611,349,719)  (1,047,424,530)
                                         -------------  ---------------
Net Shares Purchased...................  $  39,452,512  $     1,650,509
                                         -------------  ---------------
                                         -------------  ---------------

ADVISOR CLASS:

                                                              FINANCIAL          HEALTH                         BASIC      CONSUMER
                                                 ENERGY        SERVICES            CARE      TECHNOLOGY     MATERIALS      PRODUCTS
                                                   FUND            FUND            FUND            FUND          FUND          FUND
                                         --------------  --------------  --------------  --------------  ------------  ------------
Shares Purchased.......................  $   42,291,652  $  139,338,555  $  143,259,326  $  239,709,281  $ 24,197,174  $ 43,203,938
                                         --------------  --------------  --------------  --------------  ------------  ------------
Total Purchased........................      42,291,652     139,338,555     143,259,326     239,709,281    24,197,174    43,203,938
Shares Redeemed........................     (40,978,746)   (120,050,805)   (144,416,300)   (232,976,324)  (22,004,355)  (23,385,943)
                                         --------------  --------------  --------------  --------------  ------------  ------------
Net Shares Purchased (Redeemed)........  $    1,312,906  $   19,287,750  $   (1,156,974) $    6,732,957  $  2,192,819  $ 19,817,995
                                         --------------  --------------  --------------  --------------  ------------  ------------
                                         --------------  --------------  --------------  --------------  ------------  ------------


                                                LEISURE
                                                   FUND
                                         --------------
Shares Purchased.......................  $      759,767
                                         --------------
Total Purchased........................         759,767
Shares Redeemed........................        (773,917)
                                         --------------
Net Shares Purchased (Redeemed)........  $      (14,150)
                                         --------------
                                         --------------

                                                                  TELE-                          ENERGY                        BIO-
                                              RETAILING  COMMUNICATIONS  TRANSPORTATION        SERVICES       BANKING    TECHNOLOGY
                                                   FUND            FUND            FUND            FUND          FUND          FUND
                                         --------------  --------------  --------------  --------------  ------------  ------------
Shares Purchased.......................  $   65,114,723  $  104,546,686  $    2,824,467  $  116,337,472  $ 87,183,915  $275,824,051
                                         --------------  --------------  --------------  --------------  ------------  ------------
Total Purchased........................      65,114,723     104,546,686       2,824,467     116,337,472    87,183,915   275,824,051
Shares Redeemed........................     (67,316,645)   (102,614,106)     (2,692,114)    (91,977,968)  (86,884,020) (270,411,242)
                                         --------------  --------------  --------------  --------------  ------------  ------------
Net Shares Purchased (Redeemed)........  $   (2,201,922) $    1,932,580  $      132,353  $   24,359,504  $    299,895  $  5,412,809
                                         --------------  --------------  --------------  --------------  ------------  ------------
                                         --------------  --------------  --------------  --------------  ------------  ------------


                                            ELECTRONICS
                                                   FUND
                                         --------------
Shares Purchased.......................  $  337,795,310
                                         --------------
Total Purchased........................     337,795,310
Shares Redeemed........................    (339,676,387)
                                         --------------
Net Shares Purchased (Redeemed)........  $   (1,881,077)
                                         --------------
                                         --------------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET ASSETS

Certain adjustments have been made to the components of net assets to reflect temporary and permanent differences in the recognition and timing of net investment income, realized capital gains (losses), and distributions.

At March 31, 1999, net assets consisted of:

                                                        FINANCIAL       HEALTH                     BASIC
                                              ENERGY     SERVICES         CARE   TECHNOLOGY    MATERIALS
                                                FUND         FUND         FUND         FUND         FUND
                                         -----------  -----------  -----------  -----------  -----------
Paid-In-Capital........................  $20,070,316  $46,590,975  $17,649,678  $28,227,774  $ 4,747,189
Undistributed Net Investment Income....           --           --           --           --           --
Accumulated Net Realized (Loss) on
  Investments..........................   (3,152,755)  (6,079,782)  (5,450,743)  (9,608,552)  (1,963,215)
Net Unrealized Appreciation on
  Investments..........................    1,133,566    3,040,671    1,841,723    8,049,959       83,202
                                         -----------  -----------  -----------  -----------  -----------
Net Assets.............................  $18,051,127  $43,551,864  $14,040,658  $26,669,181  $ 2,867,176
                                         -----------  -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------  -----------

                                            CONSUMER                                      TELE-
                                            PRODUCTS      LEISURE    RETAILING   COMMUNICATIONS   TRANSPORTATION
                                                FUND         FUND         FUND             FUND            FUND
                                         -----------  -----------  -----------  ---------------   -------------
Paid-In-Capital........................  $22,025,857  $ 5,203,062  $46,423,337    $  14,706,034   $   5,329,233
Undistributed Net Investment Income....           --           --           --               --              --
Accumulated Net Realized (Loss) on
  Investments..........................     (729,743)  (1,387,797)  (9,886,112)      (3,281,804)     (2,573,378)
Net Unrealized Appreciation on
  Investments..........................      936,219      988,774    9,019,195        2,804,511         263,049
                                         -----------  -----------  -----------  ---------------   -------------
Net Assets.............................  $22,232,333  $ 4,804,039  $45,556,420    $  14,228,741   $   3,018,904
                                         -----------  -----------  -----------  ---------------   -------------
                                         -----------  -----------  -----------  ---------------   -------------

                                               ENERGY                       BIO-
                                             SERVICES      BANKING    TECHNOLOGY  ELECTRONICS
                                                 FUND         FUND          FUND         FUND
                                         ------------  -----------  ------------  -----------
Paid-In-Capital........................  $109,680,674  $10,299,518  $ 46,114,241  $18,152,567
Undistributed Net Investment Income....            --       18,923            --           --
Accumulated Net Realized (Loss) on
  Investments..........................   (22,977,833)  (2,791,308)  (12,288,231)  (6,969,521)
Net Unrealized Appreciation on
  Investments..........................     9,755,798      302,735     6,216,951    5,654,507
                                         ------------  -----------  ------------  -----------
Net Assets.............................  $ 96,458,639  $ 7,829,868  $ 40,042,961  $16,837,553
                                         ------------  -----------  ------------  -----------
                                         ------------  -----------  ------------  -----------

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                           BASIC     ENERGY
                                         MATERIALS  SERVICES
EXPIRES MARCH 31                            FUND       FUND
---------------------------------------  -------  ---------
2007...................................  401,329  2,179,223

                               RYDEX SERIES TRUST

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Shareholders and Board of Trustees,
Rydex Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Energy, Financial Services, Health Care, Technology, Basic Materials, Consumer Products, Leisure, Retailing, Telecommunications, Transportation, Energy Services, Banking, Biotechnology, and Electronics Funds (comprising fourteen of the twenty-two Funds) of the Rydex Series Trust (the "Trust") as of March 31, 1999, and the related statements of operations and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Energy, Financial Services, Health Care, Technology, Basic Materials, Consumer Products, Leisure, Retailing, Telecommunications, Transportation, Energy Services, Banking, Biotechnology, and Electronics Funds of the Rydex Series Trust, as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
May 21, 1999

                            A FAMILY OF MUTUAL FUNDS
                            DESIGNED EXCLUSIVELY FOR
                          PROFESSIONAL MONEY MANAGERS

                                  ENERGY FUND
                            FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                TECHNOLOGY FUND
                              BASIC MATERIALS FUND
                             CONSUMER PRODUCTS FUND
                                  LEISURE FUND
                                 RETAILING FUND
                            TELECOMMUNICATIONS FUND
                              TRANSPORTATION FUND
                              ENERGY SERVICES FUND
                                  BANKING FUND
                               BIOTECHNOLOGY FUND
                                ELECTRONICS FUND
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.
                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520 (800) 820-0888
                               www.rydexfunds.com

                    ADVISOR CLASS SHARES ARE DISTRIBUTED BY
                         PADCO FINANCIAL SERVICES, INC.

                                     [LOGO]

                               RYDEX SERIES TRUST
                                  SECTOR FUNDS
                                 ANNUAL REPORT
                                 MARCH 31, 1999

         ENERGY FUND
         FINANCIAL SERVICES FUND
         HEALTH CARE FUND
         TECHNOLOGY FUND
         BASIC MATERIALS FUND
         CONSUMER PRODUCTS FUND
         LEISURE FUND
         RETAILING FUND
         TELECOMMUNICATIONS FUND
         TRANSPORTATION FUND
         ENERGY SERVICES FUND
         BANKING FUND
         BIOTECHNOLOGY FUND
         ELECTRONICS FUND